UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23661

Harbor ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Active Small Cap ETF

Ticker: SMLL

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Active Small Cap ETF	$39	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$14,716
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$49
Portfolio Turnover Rate	19%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Industrials	32.2%
Financials	28.0%
Health Care	7.8%
Real Estate	6.3%
Consumer Discretionary	6.2%
Materials	6.0%
Energy	4.4%
Consumer Staples	4.0%
Information Technology	3.4%
Utilities	1.3%
Communication Services	0.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Large Cap Value ETF

Ticker: VLLU

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Large Cap Value ETF	$12	0.25%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$2,014
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$3
Portfolio Turnover Rate	46%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	28.2%
Consumer Staples	18.9%
Energy	11.8%
Consumer Discretionary	10.1%
Communication Services	8.4%
Information Technology	8.2%
Health Care	7.1%
Industrials	4.8%
Utilities	1.9%
Materials	0.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Next Generation REITs ETF

Ticker: AREA

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Next Generation REITs ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$1,806
Number of Investments	41
Total Net Advisory Fees Paid (in thousands)	$5
Portfolio Turnover Rate	30%

Fund Investments

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	55.8%
Health Care REITs	26.7%
Hotel & Resort REITs	13.6%
Residential REITs	3.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Small Cap Earners ETF

Ticker: EBIT

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Small Cap Earners ETF	$14	0.29%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$9,297
Number of Investments	837
Total Net Advisory Fees Paid (in thousands)	$12
Portfolio Turnover Rate	22%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	30.3%
Industrials	15.0%
Consumer Discretionary	13.6%
Energy	10.2%
Real Estate	6.3%
Materials	4.9%
Information Technology	4.7%
Communication Services	4.2%
Health Care	4.1%
Consumer Staples	3.4%
Utilities	3.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Commodity All-Weather Strategy ETF (Consolidated)

Ticker: HGER

Principal U.S. Market: NYSE

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$35	0.68%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$302,273
Number of Investments (includes derivatives)	8
Total Net Advisory Fees Paid (in thousands)	$938
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Fund Investments (excludes short-term investments)

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Petroleum	32.9%
Precious Metals	31.3%
Grains and Soybean Products	15.2%
Softs	10.6%
Base Metals	7.9%
Livestock	2.1%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Index.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Disciplined Bond ETF

Ticker: AGGS

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Disciplined Bond ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$27,736
Number of Investments	203
Total Net Advisory Fees Paid (in thousands)	$48
Portfolio Turnover Rate	13%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	26.8%
U.S. Government Obligations	19.2%
Asset-Backed Securities	12.6%
Collateralized Mortgage Obligations	10.5%
Municipal Bonds	0.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Dividend Growth Leaders ETF

Ticker: GDIV

Principal U.S. Market: NYSE

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Dividend Growth Leaders ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$233,945
Number of Investments	43
Total Net Advisory Fees Paid (in thousands)	$668
Portfolio Turnover Rate	40%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	24.3%
Information Technology	19.6%
Consumer Discretionary	13.0%
Health Care	10.4%
Industrials	9.3%
Consumer Staples	8.2%
Communication Services	5.8%
Real Estate	3.2%
Energy	2.8%
Utilities	2.0%
Materials	1.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Health Care ETF

Ticker: MEDI

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Health Care ETF	$39	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$15,679
Number of Investments	35
Total Net Advisory Fees Paid (in thousands)	$65
Portfolio Turnover Rate	92%

Fund Investments

Industry Allocation (% of Investments)

Value	Value
Biotechnology	49.9%
Health Care Equipment & Supplies	22.4%
Pharmaceuticals	15.8%
Health Care Providers & Services	9.7%
Life Sciences Tools & Services	2.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Human Capital Factor Unconstrained ETF

Ticker: HAPY

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Human Capital Factor Unconstrained ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor Unconstrained ETF	$24	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,320
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	30%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	28.7%
Financials	24.1%
Health Care	12.0%
Industrials	6.5%
Real Estate	5.4%
Materials	5.3%
Consumer Staples	4.7%
Energy	3.9%
Communication Services	3.8%
Utilities	3.0%
Consumer Discretionary	2.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Human Capital Factor US Large Cap ETF

Ticker: HAPI

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Large Cap ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$356,048
Number of Investments	151
Total Net Advisory Fees Paid (in thousands)	$646
Portfolio Turnover Rate	28%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.7%
Financials	15.4%
Communication Services	14.9%
Health Care	10.9%
Consumer Discretionary	10.4%
Industrials	7.5%
Consumer Staples	6.2%
Energy	2.8%
Utilities	2.6%
Real Estate	2.1%
Materials	1.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Human Capital Factor US Small Cap ETF

Ticker: HAPS

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Small Cap ETF	$28	0.60%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$117,928
Number of Investments	197
Total Net Advisory Fees Paid (in thousands)	$395
Portfolio Turnover Rate	63%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Health Care	18.0%
Industrials	16.5%
Consumer Discretionary	14.8%
Information Technology	12.2%
Real Estate	6.3%
Materials	2.7%
Utilities	2.4%
Energy	2.2%
Communication Services	2.1%
Consumer Staples	1.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor International Compounders ETF

Ticker: OSEA

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Compounders ETF	$27	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$428,089
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$839
Portfolio Turnover Rate	1%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	56.4%
Pacific Basin	24.8%
North America	12.7%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
Germany	15.1%
Japan	14.9%
United States	12.7%
France	11.5%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Indonesia	2.5%
Netherlands	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Long-Short Equity ETF

Ticker: LSEQ

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Short Equity ETF	$128	2.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$20,221
Number of Investments	147
Total Net Advisory Fees Paid (in thousands)	$121
Portfolio Turnover Rate	149%

Fund Investments

Sector Allocation (% of Investments)

Information Technology	21.2%
Health Care	18.1%
Consumer Discretionary	15.7%
Utilities	9.6%
Communication Services	8.7%
Materials	7.2%
Energy	6.3%
Consumer Staples	5.6%
Industrials	4.1%
Financials	3.5%

Sector Allocation (% of Investments Sold Short)

Health Care	22.3%
Energy	21.7%
Information Technology	20.5%
Consumer Discretionary	18.3%
Communication Services	7.8%
Industrials	7.1%
Materials	2.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Long-Term Growers ETF

Ticker: WINN

Principal U.S. Market: NYSE

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Term Growers ETF	$28	0.57%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$749,073
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$1,937
Portfolio Turnover Rate	28%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	37.6%
Communication Services	17.5%
Consumer Discretionary	15.7%
Health Care	10.4%
Financials	8.2%
Industrials	5.0%
Consumer Staples	4.2%
Real Estate	0.6%
Energy	0.5%
Utilities	0.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Multi-Asset Explorer ETF (Consolidated)

Ticker: MAPP

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Multi-Asset Explorer ETF (Consolidated)	$35	0.70%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$5,177
Number of Investments	19
Total Net Advisory Fees Paid (in thousands)	$16
Portfolio Turnover Rate	62%

Fund Investments

Investment Allocation (% of Investments)

Value	Value
Equity Funds	61.0%
Fixed Income Funds	25.7%
Commodity Funds	13.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Osmosis Emerging Markets Resource Efficient ETF

Ticker: EFFE

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of December 18, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis Emerging Markets Resource Efficient ETF	$26	0.69%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$107,192
Number of Investments	81
Total Net Advisory Fees Paid (in thousands)	$166
Portfolio Turnover Rate	67%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Pacific Basin	60.2%
South Asia	19.1%
Middle East/Central Asia	7.0%
South America	5.6%
Africa	3.1%
Europe	2.9%
Latin America	2.0%
North America	0.1%

Country Breakdown (% of Investments)

China	29.7%
India	19.1%
Taiwan	16.9%
South Korea	9.5%
Brazil	4.6%
Saudi Arabia	3.9%
South Africa	3.0%
Other	13.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Osmosis International Resource Efficient ETF

Ticker: EFFI

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of December 11, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis International Resource Efficient ETF	$22	0.55%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$117,448
Number of Investments	77
Total Net Advisory Fees Paid (in thousands)	$202
Portfolio Turnover Rate	31%

Fund Investments

Region Breakdown (% of Investments)

Value	Value
Europe	55.5%
Pacific Basin	30.9%
North America	12.4%
Latin America	1.2%

Country Breakdown (% of Investments)

Japan	20.6%
United Kingdom	11.1%
Canada	10.2%
France	9.4%
Germany	9.3%
Australia	7.2%
Switzerland	5.6%
Sweden	4.4%
Italy	3.5%
Ireland	2.8%
Other	15.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor PanAgora Dynamic Large Cap Core ETF

Ticker: INFO

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor PanAgora Dynamic Large Cap Core ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$63,712
Number of Investments	118
Total Net Advisory Fees Paid (in thousands)	$79
Portfolio Turnover Rate	22%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	30.2%
Financials	15.7%
Health Care	9.7%
Communication Services	9.3%
Consumer Discretionary	8.7%
Industrials	8.1%
Consumer Staples	7.6%
Utilities	3.7%
Materials	2.9%
Energy	2.9%
Real Estate	1.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Scientific Alpha High-Yield ETF

Ticker: SIHY

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Scientific Alpha High-Yield ETF	$24	0.48%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$172,926
Number of Investments	291
Total Net Advisory Fees Paid (in thousands)	$393
Portfolio Turnover Rate	19%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	21.9%
Industrials	15.7%
Energy	15.2%
Financials	11.7%
Communication Services	10.1%
Consumer Staples	5.9%
Information Technology	5.9%
Materials	4.7%
Health Care	3.8%
Utilities	3.0%
Real Estate	2.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Scientific Alpha Income ETF

Ticker: SIFI

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Scientific Alpha Income ETF	$25	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$33,528
Number of Investments (includes derivatives)	177
Total Net Advisory Fees Paid (in thousands)	$83
Portfolio Turnover Rate	26%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	17.2%
Industrials	15.6%
Consumer Discretionary	13.1%
Energy	12.3%
Communication Services	11.8%
Consumer Staples	9.2%
Financials	7.7%
Materials	5.8%
Health Care	5.4%
Utilities	1.6%
Real Estate	0.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Transformative Technologies ETF

Ticker: TEC

Principal U.S. Market: NYSE Arca, Inc.

April 30, 2025

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of April 16, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Transformative Technologies ETF	$3	0.69%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Key Fund Statistics

Total Net Assets (in thousands)	$3,727
Number of Investments	43
Total Net Advisory Fees Paid (in thousands)	$1
Portfolio Turnover Rate	1%

Fund Investments

Sector Allocation (% of Investments)

Value	Value
Information Technology	65.4%
Communication Services	13.5%
Health Care	9.2%
Consumer Discretionary	8.6%
Financials	1.5%
Industrials	1.0%
Utilities	0.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus, schedule of holdings or proxy voting information can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

ITEM 2 – CODE OF ETHICS

Not applicable

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a) The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the semi-annual financial statements, including financial highlights:

Semi-Annual Financial Statements and Additional Information
HARBOR ETF TRUST
April 30, 2025

Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor Transformative Technologies ETF

Table of Contents

Harbor ETF Trust
Portfolio of Investments
Harbor Active Small Cap ETF	1
Harbor AlphaEdge™ Large Cap Value ETF	3
Harbor AlphaEdge™ Next Generation REITs ETF	5
Harbor AlphaEdge™ Small Cap Earners ETF	6
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	15
Harbor Disciplined Bond ETF	17
Harbor Dividend Growth Leaders ETF	22
Harbor Health Care ETF	24
Harbor Human Capital Factor Unconstrained ETF	25
Harbor Human Capital Factor US Large Cap ETF	27
Harbor Human Capital Factor US Small Cap ETF	30
Harbor International Compounders ETF	34
Harbor Long-Short Equity ETF	35
Harbor Long-Term Growers ETF	39
Harbor Multi-Asset Explorer ETF (CONSOLIDATED)	41
Harbor Osmosis Emerging Markets Resource Efficient ETF	42
Harbor Osmosis International Resource Efficient ETF	44
Harbor PanAgora Dynamic Large Cap Core ETF	46
Harbor Scientific Alpha High-Yield ETF	49
Harbor Scientific Alpha Income ETF	56
Harbor Transformative Technologies ETF	61
Financial Statements
Statements of Assets and Liabilities	63
Statements of Operations	67
Statements of Changes in Net Assets	71
Financial Highlights	75
Notes to Financial Statements	86
Additional Information
FORM N-CSR ITEMS 8-11	99
This material is intended for the Funds' shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Byron Place Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—2.1%
11,194	Standardaero, Inc. *	$302
BANKS—8.2%
35,962	Northpointe Bancshares, Inc.	495
8,291	United Bankshares, Inc.	284
3,795	Wintrust Financial Corp.	422
		1,201
BEVERAGES—1.1%
671	Boston Beer Co., Inc. Class A*	165
BUILDING PRODUCTS—7.5%
2,347	Fortune Brands Innovations, Inc.	126
23,562	Hayward Holdings, Inc. *	314
85,255	Janus International Group, Inc. *	587
6,652	Masterbrand, Inc. *	81
		1,108
CAPITAL MARKETS—4.8%
9,015	Artisan Partners Asset Management, Inc. Class A	333
3,255	Moelis & Co. Class A	174
712	Morningstar, Inc.	203
		710
CONSTRUCTION & ENGINEERING—1.0%
5,949	WillScot Holdings Corp.	149
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
6,742	Guardian Pharmacy Services, Inc. Class A*	169
3,587	Maplebear, Inc. *	143
		312
CONTAINERS & PACKAGING—2.3%
2,242	AptarGroup, Inc.	336
DIVERSIFIED CONSUMER SERVICES—0.6%
29,976	European Wax Center, Inc. Class A*	94
ENERGY EQUIPMENT & SERVICES—4.4%
56,167	Liberty Energy, Inc.	646
FINANCIAL SERVICES—5.9%
24,540	Remitly Global, Inc. *	496
4,610	Shift4 Payments, Inc. Class A*	377
		873
GROUND TRANSPORTATION—3.8%
1,772	Landstar System, Inc.	238
26,237	Lyft, Inc. Class A*	325
		563
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
19,754	Treace Medical Concepts, Inc. *	140
HEALTH CARE PROVIDERS & SERVICES—1.6%
3,245	U.S. Physical Therapy, Inc.	231
HEALTH CARE TECHNOLOGY—5.2%
9,676	Doximity, Inc. Class A*	550
5,915	Waystar Holding Corp. *	220
		770

COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—2.6%
54,620	RLJ Lodging Trust	$383
HOTELS, RESTAURANTS & LEISURE—1.6%
2,985	Monarch Casino & Resort, Inc.	233
HOUSEHOLD PRODUCTS—0.7%
4,432	Reynolds Consumer Products, Inc.	102
INSURANCE—8.8%
1,755	Kinsale Capital Group, Inc.	764
28,220	Oscar Health, Inc. Class A*	367
2,179	RLI Corp.	161
		1,292
INTERACTIVE MEDIA & SERVICES—0.4%
38,303	TrueCar, Inc. *	57
MACHINERY—6.8%
11,835	Douglas Dynamics, Inc.	284
48,810	Hillman Solutions Corp. *	341
562	RBC Bearings, Inc. *	185
2,834	Toro Co.	193
		1,003
METALS & MINING—3.6%
1,831	Reliance, Inc.	528
MULTI-UTILITIES—1.3%
3,288	Northwestern Energy Group, Inc.	191
PROFESSIONAL SERVICES—9.4%
2,945	Paylocity Holding Corp. *	566
10,778	SS&C Technologies Holdings, Inc.	815
		1,381
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
3,586	Zillow Group, Inc. Class A*	237
RETAIL REITS—2.0%
8,670	Phillips Edison & Co., Inc.	301
SOFTWARE—3.4%
22,233	Freshworks, Inc. Class A*	329
2,134	Q2 Holdings, Inc. *	169
		498
SPECIALTY RETAIL—2.7%
5,943	Chewy, Inc. Class A*	223
10,606	Warby Parker, Inc. Class A*	175
		398
TEXTILES, APPAREL & LUXURY GOODS—1.3%
823	Ralph Lauren Corp.	185

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.3%
3,505	Core & Main, Inc. Class A*	$185
TOTAL COMMON STOCKS (Cost $15,722)		14,574
TOTAL INVESTMENTS—99.0% (Cost $15,722)		14,574
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		142
TOTAL NET ASSETS—100%		$14,716

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AIR FREIGHT & LOGISTICS—1.1%
204	Expeditors International of Washington, Inc.	$23
AUTOMOBILES—0.6%
233	General Motors Co.	11
BANKS—8.5%
1,204	Bank of America Corp.	48
238	Citigroup, Inc.	16
247	JPMorgan Chase & Co.	61
652	Wells Fargo & Co.	46
		171
BIOTECHNOLOGY—2.5%
470	Gilead Sciences, Inc.	50
CAPITAL MARKETS—1.7%
142	Bank of New York Mellon Corp.	12
248	Federated Hermes, Inc.	10
22	Goldman Sachs Group, Inc.	12
		34
CONSTRUCTION & ENGINEERING—2.9%
146	EMCOR Group, Inc.	59
CONSTRUCTION MATERIALS—0.6%
121	CRH PLC	12
CONSUMER FINANCE—4.7%
156	American Express Co.	42
306	Nelnet, Inc. Class A	32
352	SLM Corp.	10
192	Synchrony Financial	10
		94
CONSUMER STAPLES DISTRIBUTION & RETAIL—8.0%
125	BJ’s Wholesale Club Holdings, Inc. *	15
846	Kroger Co.	61
805	Sysco Corp.	57
300	Target Corp.	29
		162
DIVERSIFIED CONSUMER SERVICES—3.0%
57	Grand Canyon Education, Inc. *	10
657	H&R Block, Inc.	40
497	Laureate Education, Inc. *	10
		60
DIVERSIFIED TELECOMMUNICATION SERVICES—4.1%
2,209	AT&T, Inc.	61
484	Verizon Communications, Inc.	22
		83
ELECTRIC UTILITIES—1.8%
336	NRG Energy, Inc.	37
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
929	Flex Ltd. *	32
212	Jabil, Inc.	31
69	TE Connectivity PLC (Switzerland)	10
		73

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—0.5%
110	Walt Disney Co.	$10
FINANCIAL SERVICES—4.0%
113	Berkshire Hathaway, Inc. Class B*	60
248	Fidelity National Information Services, Inc.	20
		80
FOOD PRODUCTS—7.0%
627	Cal-Maine Foods, Inc.	59
76	Ingredion, Inc.	10
1,123	Pilgrim’s Pride Corp.	61
181	Tyson Foods, Inc. Class A	11
		141
HEALTH CARE PROVIDERS & SERVICES—3.5%
401	CVS Health Corp.	27
30	Elevance Health, Inc.	13
33	HCA Healthcare, Inc.	11
72	Tenet Healthcare Corp. *	10
58	Universal Health Services, Inc. Class B	10
		71
HOTELS, RESTAURANTS & LEISURE—0.5%
63	Expedia Group, Inc.	10
HOUSEHOLD DURABLES—0.5%
99	PulteGroup, Inc.	10
HOUSEHOLD PRODUCTS—0.6%
86	Kimberly-Clark Corp.	11
INSURANCE—9.0%
56	Allstate Corp.	11
734	American International Group, Inc.	60
40	Chubb Ltd.	11
314	Hartford Insurance Group, Inc.	38
116	Loews Corp.	10
70	Progressive Corp.	20
38	Travelers Cos., Inc.	10
279	Unum Group	22
		182
INTERACTIVE MEDIA & SERVICES—0.5%
281	Yelp, Inc. *	10
IT SERVICES—1.0%
288	Cognizant Technology Solutions Corp. Class A	21
MARINE TRANSPORTATION—0.8%
140	Matson, Inc.	15
MEDIA—3.2%
1,192	Comcast Corp. Class A	41
495	Fox Corp. Class A	24
		65
OIL, GAS & CONSUMABLE FUELS—11.1%
433	Chevron Corp.	59
109	ConocoPhillips	10
531	EOG Resources, Inc.	58
558	Exxon Mobil Corp.	59

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
327	Valero Energy Corp.	$38
		224
PHARMACEUTICALS—1.0%
119	Merck & Co., Inc.	10
420	Pfizer, Inc.	10
		20
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
70	QUALCOMM, Inc.	10
SOFTWARE—0.5%
50	InterDigital, Inc.	10
SPECIALTY RETAIL—5.5%
643	Best Buy Co., Inc.	43
198	Lowe’s Cos., Inc.	44
188	Urban Outfitters, Inc. *	10
84	Williams-Sonoma, Inc.	13
		110

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
1,885	HP, Inc.	$48
TOBACCO—3.0%
1,029	Altria Group, Inc.	61
TOTAL COMMON STOCKS (Cost $1,979)		1,978

MASTER LIMITED PARTNERSHIPS—0.5%

(Cost $10)
OIL, GAS & CONSUMABLE FUELS—0.5%
193	MPLX LP	10
TOTAL INVESTMENTS—98.7% (Cost $1,989)		1,988
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		26
TOTAL NET ASSETS—100%		$2,014

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Next Generation REITs ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
HEALTH CARE REITS—26.6%
1,397	American Healthcare REIT, Inc.	$45
4,444	Diversified Healthcare Trust	10
5,173	Healthcare Realty Trust, Inc.	80
2,354	Healthpeak Properties, Inc.	42
619	LTC Properties, Inc.	22
2,502	Medical Properties Trust, Inc.	14
86	National Health Investors, Inc.	6
1,296	Omega Healthcare Investors, Inc.	51
3,168	Sabra Health Care REIT, Inc.	57
1,355	Sila Realty Trust, Inc.	35
1,305	Ventas, Inc.	91
182	Welltower, Inc.	28
		481
HOTEL & RESORT REITS—13.6%
2,756	Apple Hospitality REIT, Inc.	32
1,463	Chatham Lodging Trust	10
8,199	DiamondRock Hospitality Co.	60
6,403	Host Hotels & Resorts, Inc.	90
1,295	Park Hotels & Resorts, Inc.	13
1,336	Pebblebrook Hotel Trust	12
87	Ryman Hospitality Properties, Inc.	8
2,788	Summit Hotel Properties, Inc.	11
542	Sunstone Hotel Investors, Inc.	5
419	Xenia Hotels & Resorts, Inc.	5
		246
RESIDENTIAL REITS—3.9%
1,091	Equity LifeStyle Properties, Inc.	71

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—55.8%
477	American Tower Corp.	$107
136	Crown Castle, Inc.	14
1,170	CubeSmart	48
31	Digital Realty Trust, Inc.	5
2,302	EPR Properties	114
246	Extra Space Storage, Inc.	36
3,562	Gladstone Land Corp.	35
255	Iron Mountain, Inc.	23
1,009	Lamar Advertising Co. Class A	115
283	National Storage Affiliates Trust	10
1,599	Outfront Media, Inc.	24
381	PotlatchDeltic Corp.	15
256	Public Storage	77
4,976	Rayonier, Inc.	122
474	SBA Communications Corp.	115
2,374	Uniti Group, Inc.	12
715	VICI Properties, Inc.	23
4,306	Weyerhaeuser Co.	112
		1,007
TOTAL COMMON STOCKS (Cost $1,964)		1,805
TOTAL INVESTMENTS—99.9% (Cost $1,964)		1,805
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		1
TOTAL NET ASSETS—100%		$1,806

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—0.6%
89	AAR Corp. *	$5
568	Leonardo DRS, Inc.	21
106	Moog, Inc. Class A	18
47	Park Aerospace Corp.	—
633	Triumph Group, Inc. *	16
		60
AIR FREIGHT & LOGISTICS—0.1%
5	Forward Air Corp. *	—
390	Hub Group, Inc. Class A	12
		12
AUTOMOBILE COMPONENTS—1.6%
1,126	Adient PLC *	14
2,038	American Axle & Manufacturing Holdings, Inc. *	8
806	Dana, Inc.	11
85	Dorman Products, Inc. *	10
297	Fox Factory Holding Corp. *	6
2,865	Goodyear Tire & Rubber Co. *	31
1,315	Holley, Inc. *	3
162	LCI Industries	13
101	Modine Manufacturing Co. *	8
192	Patrick Industries, Inc.	15
226	Phinia, Inc.	9
202	Standard Motor Products, Inc.	5
152	Visteon Corp. *	12
		145
AUTOMOBILES—0.1%
324	Winnebago Industries, Inc.	10
BANKS—13.5%
309	Amalgamated Financial Corp.	9
314	Ameris Bancorp	18
179	Ames National Corp.	3
802	Associated Banc-Corp.	18
652	Atlantic Union Bankshares Corp.	18
342	Axos Financial, Inc. *	22
120	BancFirst Corp.	14
256	Bancorp, Inc. *	12
48	Bank First Corp.	5
176	Bank of Hawaii Corp.	12
294	Bank of NT Butterfield & Son Ltd. (Bermuda)	12
89	Bank7 Corp.	3
405	BankUnited, Inc.	13
172	Banner Corp.	11
217	BayCom Corp.	6
650	Brookline Bancorp, Inc.	7
287	Byline Bancorp, Inc.	7
658	Cadence Bank	19
146	California BanCorp *	2
108	Camden National Corp.	4
220	Capital Bancorp, Inc.	7
169	Carter Bankshares, Inc. *	3
476	Cathay General Bancorp	20
88	ChoiceOne Financial Services, Inc.	3
66	City Holding Co.	8
27	Coastal Financial Corp. *	2
116	Colony Bankcorp, Inc.	2
186	Community Financial System, Inc.	10
123	Community West Bancshares	2
372	ConnectOne Bancorp, Inc.	8

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
313	Customers Bancorp, Inc. *	$16
851	CVB Financial Corp.	16
277	Dime Community Bancshares, Inc.	7
397	Eagle Bancorp, Inc.	7
257	Eastern Bankshares, Inc.	4
232	Enterprise Financial Services Corp.	12
244	ESSA Bancorp, Inc.	5
175	FB Financial Corp.	7
1,006	First BanCorp (Puerto Rico)	20
142	First Bancorp, Inc.	4
221	First Bancorp/Southern Pines NC	9
457	First Bank	7
541	First Busey Corp.	11
663	First Commonwealth Financial Corp.	10
606	First Financial Bancorp	14
361	First Financial Bankshares, Inc.	12
848	First Foundation, Inc.	4
581	First Interstate BancSystem, Inc. Class A	15
355	First Merchants Corp.	13
119	First Western Financial, Inc. *	3
4,587	Flagstar Financial, Inc.	54
907	Fulton Financial Corp.	15
162	FVCBankcorp, Inc. *	2
326	Glacier Bancorp, Inc.	13
141	Greene County Bancorp, Inc.	3
148	Guaranty Bancshares, Inc.	6
478	Hancock Whitney Corp.	25
404	Hanmi Financial Corp.	9
443	HarborOne Bancorp, Inc.	5
353	HBT Financial, Inc.	8
77	Home Bancorp, Inc.	4
864	Home BancShares, Inc.	24
338	HomeStreet, Inc. *	4
1,117	Hope Bancorp, Inc.	11
265	Independent Bank Corp.	16
361	International Bancshares Corp.	22
122	John Marshall Bancorp, Inc.	2
108	Lakeland Financial Corp.	6
139	LINKBANCORP, Inc.	1
152	Live Oak Bancshares, Inc.	4
216	Metrocity Bankshares, Inc.	6
112	Metropolitan Bank Holding Corp. *	7
318	Midland States Bancorp, Inc.	5
207	National Bank Holdings Corp. Class A	8
47	National Bankshares, Inc.	1
229	NBT Bancorp, Inc.	10
63	Nicolet Bankshares, Inc.	7
829	Northwest Bancshares, Inc.	10
50	Norwood Financial Corp.	1
88	Oak Valley Bancorp	2
521	OceanFirst Financial Corp.	9
352	OFG Bancorp (Puerto Rico)	14
1,367	Old National Bancorp	28
82	Orange County Bancorp, Inc.	2
493	Pacific Premier Bancorp, Inc.	10
56	Park National Corp.	8
123	Pathward Financial, Inc.	10
213	PCB Bancorp	4
376	Peoples Bancorp, Inc.	11
145	Peoples Financial Services Corp.	6
380	Pioneer Bancorp, Inc. *	4
123	Plumas Bancorp	5

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
118	Preferred Bank	$9
137	Princeton Bancorp, Inc.	4
804	Provident Financial Services, Inc.	13
97	QCR Holdings, Inc.	6
278	RBB Bancorp	4
96	Red River Bancshares, Inc.	5
438	Renasant Corp.	14
263	S&T Bancorp, Inc.	10
320	Seacoast Banking Corp. of Florida	8
168	ServisFirst Bancshares, Inc.	12
616	Simmons First National Corp. Class A	12
93	SmartFinancial, Inc.	3
193	Southern States Bancshares, Inc.	6
231	Southside Bancshares, Inc.	7
268	SouthState Corp.	23
259	Stellar Bancorp, Inc.	7
102	Stock Yards Bancorp, Inc.	7
161	Texas Capital Bancshares, Inc. *	11
96	Timberland Bancorp, Inc.	3
355	Towne Bank	12
288	TriCo Bancshares	11
111	Triumph Financial, Inc. *	6
173	TrustCo Bank Corp.	5
303	UMB Financial Corp.	29
560	United Bankshares, Inc.	19
573	United Community Banks, Inc.	16
147	Unity Bancorp, Inc.	6
216	Univest Financial Corp.	6
304	USCB Financial Holdings, Inc.	5
3,479	Valley National Bancorp	30
361	Veritex Holdings, Inc.	8
61	Virginia National Bankshares Corp.	2
552	WaFd, Inc.	16
546	WesBanco, Inc.	16
204	Westamerica BanCorp	10
367	WSFS Financial Corp.	19
		1,258
BEVERAGES—0.3%
218	MGP Ingredients, Inc.	7
264	National Beverage Corp.	12
227	Primo Brands Corp.	7
		26
BIOTECHNOLOGY—0.5%
256	Alkermes PLC *	7
267	Catalyst Pharmaceuticals, Inc. *	7
587	Dynavax Technologies Corp. *	7
339	Halozyme Therapeutics, Inc. *	21
677	iTeos Therapeutics, Inc. *	5
		47
BROADLINE RETAIL—0.1%
644	Savers Value Village, Inc. *	6
BUILDING PRODUCTS—1.5%
68	American Woodmark Corp. *	4
115	Apogee Enterprises, Inc.	4
132	AZZ, Inc.	11
29	CSW Industrials, Inc.	9
156	Gibraltar Industries, Inc. *	8
85	Griffon Corp.	6

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
198	Insteel Industries, Inc.	$7
1,112	Janus International Group, Inc. *	8
620	JELD-WEN Holding, Inc. *	3
725	Masterbrand, Inc. *	9
197	Quanex Building Products Corp.	3
1,051	Resideo Technologies, Inc. *	18
150	Tecnoglass, Inc.	11
327	UFP Industries, Inc.	32
197	Zurn Elkay Water Solutions Corp.	7
		140
CAPITAL MARKETS—2.0%
304	Acadian Asset Management, Inc.	8
481	Artisan Partners Asset Management, Inc. Class A	18
266	B Riley Financial, Inc.	1
165	Cohen & Steers, Inc.	13
110	Donnelley Financial Solutions, Inc. *	5
96	Hamilton Lane, Inc. Class A	15
96	Moelis & Co. Class A	5
809	Open Lending Corp. *	1
36	Piper Sandler Cos.	9
68	PJT Partners, Inc. Class A	10
131	StepStone Group, Inc. Class A	6
734	StoneX Group, Inc. *	65
45	Value Line, Inc.	2
306	Victory Capital Holdings, Inc. Class A	17
87	Virtus Investment Partners, Inc.	13
		188
CHEMICALS—1.6%
278	AdvanSix, Inc.	6
367	Avient Corp.	12
51	Balchem Corp.	8
322	Cabot Corp.	25
743	Ecovyst, Inc. *	4
270	HB Fuller Co.	15
87	Innospec, Inc.	8
283	Koppers Holdings, Inc.	7
561	Kronos Worldwide, Inc.	4
891	LSB Industries, Inc. *	6
149	Minerals Technologies, Inc.	8
218	Northern Technologies International Corp.	2
614	Orion SA (Germany)	7
56	Quaker Chemical Corp.	6
116	Sensient Technologies Corp.	11
106	Stepan Co.	5
1,633	Tronox Holdings PLC	9
399	Valhi, Inc.	7
		150
COMMERCIAL SERVICES & SUPPLIES—1.5%
352	ABM Industries, Inc.	17
582	BrightView Holdings, Inc. *	8
246	Brink’s Co.	22
106	Cimpress PLC (Ireland)*	5
52	CompX International, Inc.	1
483	CoreCivic, Inc. *	11
463	Deluxe Corp.	7
222	Ennis, Inc.	4
540	GEO Group, Inc. *	17
152	HNI Corp.	7
58	Liquidity Services, Inc. *	2

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
366	MillerKnoll, Inc.	$6
627	NL Industries, Inc.	5
347	OPENLANE, Inc. *	6
11	Quad/Graphics, Inc.	—
618	Steelcase, Inc. Class A	6
39	UniFirst Corp.	7
73	VSE Corp.	8
		139
COMMUNICATIONS EQUIPMENT—0.2%
64	Aviat Networks, Inc. *	1
72	Calix, Inc. *	3
86	Clearfield, Inc. *	2
926	Viavi Solutions, Inc. *	10
		16
CONSTRUCTION & ENGINEERING—1.0%
215	Ameresco, Inc. Class A*	2
160	Arcosa, Inc.	13
52	Argan, Inc.	8
422	Concrete Pumping Holdings, Inc.	3
80	Dycom Industries, Inc. *	13
313	Fluor Corp. *	11
54	IES Holdings, Inc. *	11
56	MYR Group, Inc. *	7
148	Primoris Services Corp.	9
96	Sterling Infrastructure, Inc. *	14
		91
CONSTRUCTION MATERIALS—0.1%
120	Knife River Corp. *	11
CONSUMER FINANCE—3.7%
206	Atlanticus Holdings Corp. *	11
590	Bread Financial Holdings, Inc.	28
1,051	Consumer Portfolio Services, Inc. *	10
355	Encore Capital Group, Inc. *	12
195	Enova International, Inc. *	18
174	FirstCash Holdings, Inc.	23
545	LendingClub Corp. *	5
590	Medallion Financial Corp.	5
12,479	Navient Corp.	155
431	Nelnet, Inc. Class A	46
788	OppFi, Inc.	8
559	PRA Group, Inc. *	10
331	PROG Holdings, Inc.	9
162	Regional Management Corp.	5
		345
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
278	Andersons, Inc.	10
875	HF Foods Group, Inc. *	3
243	Ingles Markets, Inc. Class A	15
100	PriceSmart, Inc.	10
335	SpartanNash Co.	7
129	Sprouts Farmers Market, Inc. *	22
154	Village Super Market, Inc. Class A	6
187	Weis Markets, Inc.	16
		89
CONTAINERS & PACKAGING—0.9%
4,173	Ardagh Metal Packaging SA	16

COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—Continued
466	Greif, Inc. Class A	$24
292	Myers Industries, Inc.	3
2,901	O-I Glass, Inc. *	37
163	TriMas Corp.	4
		84
DISTRIBUTORS—0.1%
220	A-Mark Precious Metals, Inc.	5
210	GigaCloud Technology, Inc. Class A (Hong Kong)*	3
		8
DIVERSIFIED CONSUMER SERVICES—1.1%
98	Adtalem Global Education, Inc. *	10
202	Carriage Services, Inc.	8
908	Chegg, Inc. *	1
241	European Wax Center, Inc. Class A*	1
204	Frontdoor, Inc. *	8
19	Graham Holdings Co. Class B	17
737	Laureate Education, Inc. *	15
1,166	Mister Car Wash, Inc. *	8
128	OneSpaWorld Holdings Ltd. (Bahamas)	2
304	Perdoceo Education Corp.	8
103	Strategic Education, Inc.	8
95	Stride, Inc. *	14
		100
DIVERSIFIED REITS—0.8%
313	Alexander & Baldwin, Inc.	5
336	Alpine Income Property Trust, Inc.	5
409	American Assets Trust, Inc.	8
920	Broadstone Net Lease, Inc.	15
336	CTO Realty Growth, Inc.	6
501	Essential Properties Realty Trust, Inc.	16
221	Gladstone Commercial Corp.	3
999	Global Net Lease, Inc.	8
266	One Liberty Properties, Inc.	7
		73
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
292	Cogent Communications Holdings, Inc.	16
79	IDT Corp. Class B	4
1,518	Liberty Latin America Ltd. Class C (Puerto Rico)*	8
		28
ELECTRIC UTILITIES—1.0%
228	ALLETE, Inc.	15
92	MGE Energy, Inc.	8
265	Otter Tail Corp.	21
613	Portland General Electric Co.	26
383	TXNM Energy, Inc.	21
		91
ELECTRICAL EQUIPMENT—1.0%
390	Array Technologies, Inc. *	2
566	Atkore, Inc.	36
174	EnerSys	15
5,039	GrafTech International Ltd. *	3
238	LSI Industries, Inc.	4
340	NEXTracker, Inc. Class A*	14
21	Powell Industries, Inc.	4
27	Preformed Line Products Co.	4
1,021	Shoals Technologies Group, Inc. Class A*	4

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
136	Thermon Group Holdings, Inc. *	$3
		89
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
73	Advanced Energy Industries, Inc.	7
35	Badger Meter, Inc.	8
140	Belden, Inc.	14
9	Climb Global Solutions, Inc.	1
113	ePlus, Inc. *	7
65	Fabrinet (Thailand)*	13
129	Insight Enterprises, Inc. *	18
42	OSI Systems, Inc. *	9
100	PC Connection, Inc.	6
68	Plexus Corp. *	8
97	Rogers Corp. *	6
244	Sanmina Corp. *	19
174	ScanSource, Inc. *	6
279	TTM Technologies, Inc. *	6
1,409	Vishay Intertechnology, Inc.	18
		146
ENERGY EQUIPMENT & SERVICES—1.5%
393	Archrock, Inc.	9
289	Atlas Energy Solutions, Inc.	4
1,787	Borr Drilling Ltd. (Mexico)*	3
217	Cactus, Inc. Class A	8
823	ChampionX Corp.	20
641	Helmerich & Payne, Inc.	12
174	Kodiak Gas Services, Inc.	6
1,371	Liberty Energy, Inc.	16
87	Nabors Industries Ltd. *	2
759	Noble Corp. PLC	17
361	Oceaneering International, Inc. *	7
1,055	ProFrac Holding Corp. Class A*	4
2,539	RPC, Inc.	12
156	Seadrill Ltd. (Norway)*	3
63	Solaris Energy Infrastructure, Inc.	1
121	Tidewater, Inc. *	5
255	Valaris Ltd. *	8
		137
ENTERTAINMENT—0.2%
411	Cinemark Holdings, Inc.	12
952	Vivid Seats, Inc. Class A*	3
		15
FINANCIAL SERVICES—7.2%
1,039	Acacia Research Corp. *	3
209	Banco Latinoamericano de Comercio Exterior SA (Panama)	8
42	Cass Information Systems, Inc.	2
370	Compass Diversified Holdings	6
1,400	Enact Holdings, Inc.	50
799	Essent Group Ltd.	46
252	EVERTEC, Inc. (Puerto Rico)	9
155	Federal Agricultural Mortgage Corp. Class C	27
2	HA Sustainable Infrastructure Capital, Inc.	—
1,751	Jackson Financial, Inc. Class A	136
411	Merchants Bancorp	12
695	Mr. Cooper Group, Inc. *	83
607	NMI Holdings, Inc. *	22
356	Onity Group, Inc. *	13

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
6,754	Pagseguro Digital Ltd. Class A (Brazil)*	$68
431	PennyMac Financial Services, Inc.	42
526	Priority Technology Holdings, Inc. *	4
1,411	Radian Group, Inc.	45
4,723	StoneCo Ltd. Class A (Brazil)*	66
253	SWK Holdings Corp.	4
744	Velocity Financial, Inc. *	13
158	Walker & Dunlop, Inc.	12
		671
FOOD PRODUCTS—1.0%
113	Alico, Inc.	3
669	B&G Foods, Inc.	5
302	Cal-Maine Foods, Inc.	28
840	Dole PLC	13
72	J&J Snack Foods Corp.	9
75	John B Sanfilippo & Son, Inc.	5
52	Lancaster Colony Corp.	8
476	Mission Produce, Inc. *	5
276	Simply Good Foods Co. *	10
145	Utz Brands, Inc.	2
80	Vital Farms, Inc. *	3
336	WK Kellogg Co.	6
		97
GAS UTILITIES—1.2%
68	Chesapeake Utilities Corp.	9
503	New Jersey Resources Corp.	25
223	Northwest Natural Holding Co.	9
258	ONE Gas, Inc.	20
253	Southwest Gas Holdings, Inc.	18
362	Spire, Inc.	28
		109
GROUND TRANSPORTATION—1.0%
165	ArcBest Corp.	10
276	Covenant Logistics Group, Inc.	6
588	Heartland Express, Inc.	4
7,783	Hertz Global Holdings, Inc. *	53
210	PAMT Corp. *	3
218	Universal Logistics Holdings, Inc.	5
333	Werner Enterprises, Inc.	8
		89
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
202	Avanos Medical, Inc. *	3
615	Embecta Corp.	7
123	Haemonetics Corp. *	8
594	Inmode Ltd. *	8
57	Integer Holdings Corp. *	7
466	Integra LifeSciences Holdings Corp. *	8
23	iRadimed Corp.	1
161	Lantheus Holdings, Inc. *	17
63	Merit Medical Systems, Inc. *	6
130	Neogen Corp. *	1
35	Semler Scientific, Inc. *	1
91	STAAR Surgical Co. *	2
11	UFP Technologies, Inc. *	2
89	Utah Medical Products, Inc.	5
281	Varex Imaging Corp. *	2
		78

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—2.0%
772	AMN Healthcare Services, Inc. *	$16
15,676	Community Health Systems, Inc. *	43
236	Concentra Group Holdings Parent, Inc.	5
492	Cross Country Healthcare, Inc. *	7
412	Enhabit, Inc. *	3
143	Ensign Group, Inc.	18
45	HealthEquity, Inc. *	4
55	National HealthCare Corp.	5
272	National Research Corp.	3
631	Option Care Health, Inc. *	20
631	Owens & Minor, Inc. *	4
83	Pediatrix Medical Group, Inc. *	1
87	Progyny, Inc. *	2
1,480	Select Medical Holdings Corp.	27
150	Sonida Senior Living, Inc. *	4
718	Surgery Partners, Inc. *	16
80	U.S. Physical Therapy, Inc.	6
		184
HEALTH CARE REITS—0.5%
294	CareTrust REIT, Inc.	9
384	Global Medical REIT, Inc.	3
177	National Health Investors, Inc.	13
837	Sabra Health Care REIT, Inc.	15
284	Strawberry Fields REIT, Inc.	3
59	Universal Health Realty Income Trust	2
		45
HEALTH CARE TECHNOLOGY—0.0%
39	HealthStream, Inc.	1
84	Simulations Plus, Inc.	3
		4
HOTEL & RESORT REITS—0.8%
1,273	Apple Hospitality REIT, Inc.	15
1,028	Braemar Hotels & Resorts, Inc.	2
1,116	DiamondRock Hospitality Co.	8
538	Pebblebrook Hotel Trust	5
1,145	RLJ Lodging Trust	8
216	Ryman Hospitality Properties, Inc.	19
3,813	Service Properties Trust	7
799	Sunstone Hotel Investors, Inc.	7
569	Xenia Hotels & Resorts, Inc.	6
		77
HOTELS, RESTAURANTS & LEISURE—2.5%
810	Bloomin' Brands, Inc.	7
55	Brinker International, Inc. *	7
69	Cracker Barrel Old Country Store, Inc.	3
474	Dave & Buster’s Entertainment, Inc. *	9
864	Denny’s Corp. *	3
389	Dine Brands Global, Inc.	8
130	El Pollo Loco Holdings, Inc. *	1
702	Everi Holdings, Inc. *	10
219	First Watch Restaurant Group, Inc. *	4
392	Golden Entertainment, Inc.	10
722	Hilton Grand Vacations, Inc. *	24
484	Inspired Entertainment, Inc. *	4
2,582	International Game Technology PLC	42
246	Jack in the Box, Inc.	7
80	Monarch Casino & Resort, Inc.	6
85	Nathan’s Famous, Inc.	8

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
183	Papa John’s International, Inc.	$6
275	PlayAGS, Inc. *	3
608	Red Rock Resorts, Inc. Class A	26
435	Six Flags Entertainment Corp.	15
557	Super Group SGHC Ltd. (Guernsey)	5
782	Target Hospitality Corp. *	5
474	United Parks & Resorts, Inc. *	21
		234
HOUSEHOLD DURABLES—3.8%
372	Beazer Homes USA, Inc. *	7
26	Cavco Industries, Inc. *	13
337	Century Communities, Inc.	18
226	Champion Homes, Inc. *	20
1,074	Cricut, Inc. Class A	5
779	Dream Finders Homes, Inc. Class A*	18
346	Green Brick Partners, Inc. *	20
195	Helen of Troy Ltd. *	5
126	Hovnanian Enterprises, Inc. Class A*	12
85	Installed Building Products, Inc.	14
672	KB Home	36
420	Landsea Homes Corp. *	3
222	La-Z-Boy, Inc.	9
148	Legacy Housing Corp. *	4
186	LGI Homes, Inc. *	10
247	Lifetime Brands, Inc.	1
258	M/I Homes, Inc. *	28
701	Meritage Homes Corp.	48
247	Sonos, Inc. *	2
928	Taylor Morrison Home Corp. *	53
836	Tri Pointe Homes, Inc. *	26
765	United Homes Group, Inc. *	1
		353
HOUSEHOLD PRODUCTS—0.2%
318	Central Garden & Pet Co. *	11
265	Energizer Holdings, Inc.	7
		18
INDUSTRIAL REITS—0.3%
154	Innovative Industrial Properties, Inc.	9
1,309	LXP Industrial Trust	10
148	Terreno Realty Corp.	8
		27
INSURANCE—3.0%
1,391	Ambac Financial Group, Inc. *	11
818	CNO Financial Group, Inc.	31
216	Enstar Group Ltd. *	72
157	F&G Annuities & Life, Inc.	5
584	Fidelis Insurance Holdings Ltd. (United Kingdom)	10
5,533	Genworth Financial, Inc. *	38
255	Greenlight Capital Re Ltd. Class A*	3
649	Hamilton Insurance Group Ltd. Class B (Bermuda)*	12
36	HCI Group, Inc.	5
165	Horace Mann Educators Corp.	7
12	Investors Title Co.	3
499	James River Group Holdings Ltd.	2
357	Kingsway Financial Services, Inc. (Canada)*	3
50	Palomar Holdings, Inc. *	7
319	ProAssurance Corp. *	7
236	Selective Insurance Group, Inc.	21

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
628	SiriusPoint Ltd. (Sweden)*	$11
216	Skyward Specialty Insurance Group, Inc. *	12
204	Stewart Information Services Corp.	13
300	Tiptree, Inc.	7
		280
INTERACTIVE MEDIA & SERVICES—0.2%
73	Cargurus, Inc. *	2
381	Cars.com, Inc. *	4
1	Getty Images Holdings, Inc. *	—
174	Shutterstock, Inc.	3
136	Yelp, Inc. *	5
203	Ziff Davis, Inc. *	6
		20
IT SERVICES—0.2%
215	ASGN, Inc. *	11
1,537	Information Services Group, Inc.	6
		17
LEISURE PRODUCTS—0.4%
237	Acushnet Holdings Corp.	16
193	Malibu Boats, Inc. Class A*	5
437	Marine Products Corp.	4
1,497	Topgolf Callaway Brands Corp. *	10
		35
LIFE SCIENCES TOOLS & SERVICES—0.1%
4,037	Maravai LifeSciences Holdings, Inc. Class A*	8
MACHINERY—3.1%
65	Alamo Group, Inc.	11
105	Albany International Corp. Class A	7
178	Atmus Filtration Technologies, Inc.	6
79	Chart Industries, Inc. *	11
179	Douglas Dynamics, Inc.	4
38	Enpro, Inc.	6
54	ESCO Technologies, Inc.	8
93	Federal Signal Corp.	8
142	Franklin Electric Co., Inc.	12
220	Gencor Industries, Inc. *	3
174	Greenbrier Cos., Inc.	7
143	Helios Technologies, Inc.	4
332	Hillenbrand, Inc.	7
797	Hillman Solutions Corp. *	5
66	JBT Marel Corp.	7
24	Kadant, Inc.	7
416	Kennametal, Inc.	8
69	Lindsay Corp.	9
69	Miller Industries, Inc.	3
543	Mueller Industries, Inc.	40
298	Mueller Water Products, Inc. Class A	8
159	Omega Flex, Inc.	5
235	REV Group, Inc.	8
168	Shyft Group, Inc.	1
68	SPX Technologies, Inc. *	9
75	Tennant Co.	5
510	Terex Corp.	18
962	Titan International, Inc. *	7
596	Trinity Industries, Inc.	15
384	Wabash National Corp.	3
86	Watts Water Technologies, Inc. Class A	18

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
435	Worthington Enterprises, Inc.	$22
		292
MARINE TRANSPORTATION—1.0%
2,629	Costamare, Inc. (Monaco)	24
2,311	Golden Ocean Group Ltd. (Norway)	18
329	Matson, Inc.	36
643	Pangaea Logistics Solutions Ltd.	3
2,401	Safe Bulkers, Inc. (Monaco)	8
		89
MEDIA—3.4%
1,546	AMC Networks, Inc. Class A*	10
86	Cable One, Inc.	23
10,660	Clear Channel Outdoor Holdings, Inc. *	11
885	Gannett Co., Inc. *	3
9,568	Gray Media, Inc.	32
2,136	John Wiley & Sons, Inc. Class A	93
1,856	National CineMedia, Inc. *	11
138	Scholastic Corp.	2
5,458	Sinclair, Inc.	79
1,521	Stagwell, Inc. *	8
2,551	TEGNA, Inc.	41
200	Thryv Holdings, Inc. *	3
		316
METALS & MINING—2.0%
264	Alpha Metallurgical Resources, Inc. *	32
42	Carpenter Technology Corp.	8
431	Century Aluminum Co. *	7
1,002	Commercial Metals Co.	45
1,767	Constellium SE *	18
46	Kaiser Aluminum Corp.	3
74	Materion Corp.	6
369	Metallus, Inc. *	5
148	Olympic Steel, Inc.	5
517	Ramaco Resources, Inc. Class A	5
11	Ramaco Resources, Inc. Class B	—
812	Ryerson Holding Corp.	19
881	SunCoke Energy, Inc.	8
570	Warrior Met Coal, Inc.	27
93	Worthington Steel, Inc.	2
		190
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.8%
479	Apollo Commercial Real Estate Finance, Inc.	5
1,334	Arbor Realty Trust, Inc.	15
998	ARES Commercial Real Estate Corp.	4
386	Blackstone Mortgage Trust, Inc. Class A	7
214	Chicago Atlantic Real Estate Finance, Inc.	3
22	Chimera Investment Corp.	—
297	Ellington Financial, Inc.	4
334	Franklin BSP Realty Trust, Inc.	4
1,761	Granite Point Mortgage Trust, Inc.	4
166	KKR Real Estate Finance Trust, Inc.	2
749	Ladder Capital Corp.	8
89	MFA Financial, Inc.	1
295	Nexpoint Real Estate Finance, Inc.	4
344	PennyMac Mortgage Investment Trust	4
1,274	Ready Capital Corp.	6
132	Redwood Trust, Inc.	1

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
288	Two Harbors Investment Corp.	$3
		75
MULTI-UTILITIES—0.7%
437	Avista Corp.	18
433	Black Hills Corp.	27
313	Northwestern Energy Group, Inc.	18
		63
OFFICE REITS—1.1%
1,980	Brandywine Realty Trust	8
1,470	City Office REIT, Inc.	7
457	COPT Defense Properties	12
1,066	Douglas Emmett, Inc.	15
233	Easterly Government Properties, Inc.	5
1,287	Empire State Realty Trust, Inc. Class A	9
1,593	Franklin Street Properties Corp.	3
4,073	Hudson Pacific Properties, Inc.	8
1,923	Paramount Group, Inc.	8
1,276	Piedmont Office Realty Trust, Inc. Class A	8
472	Postal Realty Trust, Inc. Class A	6
342	SL Green Realty Corp.	18
		107
OIL, GAS & CONSUMABLE FUELS—8.7%
1,051	Amplify Energy Corp. *	3
572	Ardmore Shipping Corp. (Ireland)	5
1,462	Berry Corp.	4
832	California Resources Corp.	29
119	Centrus Energy Corp. Class A*	8
2,166	CNX Resources Corp. *	64
2,119	Comstock Resources, Inc. *	39
356	Core Natural Resources, Inc.	26
423	Crescent Energy Co. Class A	3
1,893	CVR Energy, Inc.	36
852	Delek U.S. Holdings, Inc.	11
646	DHT Holdings, Inc.	7
456	Dorian LPG Ltd.	10
622	Evolution Petroleum Corp.	3
311	Excelerate Energy, Inc. Class A	8
616	FLEX LNG Ltd. (Norway)	14
555	Golar LNG Ltd. (Cameroon)	24
920	Granite Ridge Resources, Inc.	4
204	Gulfport Energy Corp. *	35
1,317	HighPeak Energy, Inc.	11
627	International Seaways, Inc.	21
284	Kinetik Holdings, Inc.	12
7,972	Kosmos Energy Ltd. (Ghana)*	12
1,563	Magnolia Oil & Gas Corp. Class A	32
2,160	Murphy Oil Corp.	44
1	Nordic American Tankers Ltd.	—
1,344	Northern Oil & Gas, Inc.	33
1,226	Par Pacific Holdings, Inc. *	18
3,820	PBF Energy, Inc. Class A	66
3,426	Peabody Energy Corp.	42
20	PrimeEnergy Resources Corp. *	3
110	REX American Resources Corp. *	4
242	Riley Exploration Permian, Inc.	6
6,015	Ring Energy, Inc. *	5
797	Scorpio Tankers, Inc. (Monaco)	30
1,546	SFL Corp. Ltd. (Norway)	13
354	Sitio Royalties Corp. Class A	6

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
1,647	SM Energy Co.	$37
1,772	Talos Energy, Inc. *	12
2,598	Teekay Corp. Ltd. (Bermuda)	19
454	Teekay Tankers Ltd. Class A (Canada)	19
1,858	VAALCO Energy, Inc.	6
1,040	Vital Energy, Inc. *	15
202	Vitesse Energy, Inc.	4
4,990	W&T Offshore, Inc.	6
		809
PAPER & FOREST PRODUCTS—0.2%
143	Clearwater Paper Corp. *	4
328	Sylvamo Corp.	19
		23
PASSENGER AIRLINES—0.2%
59	Allegiant Travel Co.	3
102	SkyWest, Inc. *	9
516	Sun Country Airlines Holdings, Inc. *	5
		17
PERSONAL CARE PRODUCTS—0.7%
342	Edgewell Personal Care Co.	10
3,896	Herbalife Ltd. *	28
111	Interparfums, Inc.	12
420	Medifast, Inc. *	6
595	Nu Skin Enterprises, Inc. Class A	4
7,193	Olaplex Holdings, Inc. *	9
		69
PHARMACEUTICALS—0.6%
265	Amphastar Pharmaceuticals, Inc. *	6
196	Collegium Pharmaceutical, Inc. *	5
169	Contineum Therapeutics, Inc. Class A*	1
102	Corcept Therapeutics, Inc. *	7
228	Harmony Biosciences Holdings, Inc. *	7
628	Innoviva, Inc. *	12
310	Phibro Animal Health Corp. Class A	6
147	Prestige Consumer Healthcare, Inc. *	12
715	SIGA Technologies, Inc.	4
		60
PROFESSIONAL SERVICES—1.6%
120	Barrett Business Services, Inc.	5
103	CBIZ, Inc. *	7
18	CRA International, Inc.	3
255	ExlService Holdings, Inc. *	12
90	Exponent, Inc.	7
224	First Advantage Corp. *	3
211	Forrester Research, Inc. *	2
105	Heidrick & Struggles International, Inc.	4
164	HireQuest, Inc.	2
53	Huron Consulting Group, Inc. *	7
193	IBEX Holdings Ltd. *	5
52	ICF International, Inc.	4
158	Insperity, Inc.	10
114	Kforce, Inc.	4
288	Korn Ferry	18
248	Maximus, Inc.	17
335	Mistras Group, Inc. *	3
27	Resolute Holdings Management, Inc. *	1
272	Resources Connection, Inc.	2

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
273	TriNet Group, Inc.	$21
899	TTEC Holdings, Inc. *	4
387	Verra Mobility Corp. *	8
		149
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
714	American Realty Investors, Inc. *	9
1,149	Anywhere Real Estate, Inc. *	4
1,824	Cushman & Wakefield PLC *	17
480	Forestar Group, Inc. *	9
80	FRP Holdings, Inc. *	2
1,039	Kennedy-Wilson Holdings, Inc.	7
80	Marcus & Millichap, Inc.	2
763	Newmark Group, Inc. Class A	8
134	St. Joe Co.	6
97	Tejon Ranch Co. *	2
393	Transcontinental Realty Investors, Inc. *	11
		77
RESIDENTIAL REITS—0.3%
89	BRT Apartments Corp.	2
89	Centerspace	5
1,353	Clipper Realty, Inc.	5
688	Independence Realty Trust, Inc.	13
		25
RETAIL REITS—1.1%
284	Acadia Realty Trust	6
17	Curbline Properties Corp.	—
191	Getty Realty Corp.	5
187	InvenTrust Properties Corp.	5
892	Kite Realty Group Trust	19
970	Macerich Co.	14
365	NETSTREIT Corp.	6
392	Phillips Edison & Co., Inc.	14
167	Saul Centers, Inc.	6
478	SITE Centers Corp.	6
326	Tanger, Inc.	10
484	Urban Edge Properties	9
179	Whitestone REIT	2
		102
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
258	ACM Research, Inc. Class A*	5
283	Alpha & Omega Semiconductor Ltd. *	5
191	Axcelis Technologies, Inc. *	9
278	Diodes, Inc. *	11
619	Everspin Technologies, Inc. *	3
112	FormFactor, Inc. *	3
205	Kulicke & Soffa Industries, Inc. (Singapore)	7
79	NVE Corp.	5
580	Photronics, Inc. *	11
206	Ultra Clean Holdings, Inc. *	4
136	Veeco Instruments, Inc. *	2
		65
SOFTWARE—1.1%
313	A10 Networks, Inc.	5
250	ACI Worldwide, Inc. *	13
31	Commvault Systems, Inc. *	5
431	Consensus Cloud Solutions, Inc. *	8
612	eGain Corp. *	3

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
69	InterDigital, Inc.	$14
1,584	NCR Voyix Corp. *	14
197	Progress Software Corp.	12
57	Qualys, Inc. *	7
144	Red Violet, Inc.	6
235	ReposiTrak, Inc.	5
381	Rimini Street, Inc. *	1
152	Verint Systems, Inc. *	3
3,547	WM Technology, Inc. *	5
		101
SPECIALIZED REITS—0.6%
357	Farmland Partners, Inc.	4
275	Four Corners Property Trust, Inc.	8
711	Outfront Media, Inc.	11
296	PotlatchDeltic Corp.	11
513	Safehold, Inc.	8
2,118	Uniti Group, Inc.	10
		52
SPECIALTY RETAIL—3.5%
165	Abercrombie & Fitch Co. Class A*	11
677	Academy Sports & Outdoors, Inc.	26
758	American Eagle Outfitters, Inc.	8
89	America’s Car-Mart, Inc. *	4
555	Arhaus, Inc. *	4
1,448	Arko Corp.	6
181	Asbury Automotive Group, Inc. *	40
97	Boot Barn Holdings, Inc. *	10
418	Buckle, Inc.	15
157	Build-A-Bear Workshop, Inc.	6
495	Caleres, Inc.	8
711	Camping World Holdings, Inc. Class A	9
69	Citi Trends, Inc. *	2
795	Designer Brands, Inc. Class A	2
433	Destination XL Group, Inc. *	—
201	Foot Locker, Inc. *	2
112	Group 1 Automotive, Inc.	45
200	Haverty Furniture Cos., Inc.	4
88	J Jill, Inc.	1
2,524	Leslie’s, Inc. *	2
342	MarineMax, Inc. *	7
293	Monro, Inc.	4
457	ODP Corp. *	6
256	OneWater Marine, Inc. Class A*	4
223	Revolve Group, Inc. *	4
1,753	Sally Beauty Holdings, Inc. *	14
134	Shoe Carnival, Inc.	2
413	Signet Jewelers Ltd.	25
296	Sleep Number Corp. *	2
269	Sonic Automotive, Inc. Class A	16
297	Tile Shop Holdings, Inc. *	2
517	Torrid Holdings, Inc. *	3
299	Upbound Group, Inc.	6
377	Urban Outfitters, Inc. *	20
449	Victoria’s Secret & Co. *	8
		328
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
334	CompoSecure, Inc. Class A	4
136	CPI Card Group, Inc. *	4
1,588	Diebold Nixdorf, Inc. *	70

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
1,167	Eastman Kodak Co. *	$7
345	Immersion Corp.	2
		87
TEXTILES, APPAREL & LUXURY GOODS—0.5%
270	G-III Apparel Group Ltd. *	7
1,971	Hanesbrands, Inc. *	9
190	Kontoor Brands, Inc.	11
393	Movado Group, Inc.	5
96	Oxford Industries, Inc.	5
368	Steven Madden Ltd.	8
		45
TOBACCO—0.2%
56	Turning Point Brands, Inc.	3
199	Universal Corp.	12
		15
TRADING COMPANIES & DISTRIBUTORS—2.4%
90	Applied Industrial Technologies, Inc.	22
111	BlueLinx Holdings, Inc. *	7
331	Boise Cascade Co.	31
1,277	Custom Truck One Source, Inc. *	5
633	DNOW, Inc. *	10
98	DXP Enterprises, Inc. *	9
77	FTAI Aviation Ltd.	8
148	GATX Corp.	22
210	Global Industrial Co.	5
281	GMS, Inc. *	21
137	H&E Equipment Services, Inc.	12
152	Herc Holdings, Inc.	17

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
722	Hudson Technologies, Inc. *	$5
116	Karat Packaging, Inc.	3
95	McGrath RentCorp	10
489	MRC Global, Inc. *	6
407	Rush Enterprises, Inc. Class A	21
308	Titan Machinery, Inc. *	5
34	Willis Lease Finance Corp.	5
		224
WATER UTILITIES—0.5%
171	American States Water Co.	14
249	California Water Service Group	13
225	Global Water Resources, Inc.	2
269	Pure Cycle Corp. *	3
198	SJW Group	11
125	York Water Co.	4
		47
WIRELESS TELECOMMUNICATION SERVICES—0.1%
776	Gogo, Inc. *	6
146	Telephone & Data Systems, Inc.	5
		11
TOTAL COMMON STOCKS (Cost $10,489)		9,288
TOTAL INVESTMENTS—99.9% (Cost $10,489)		9,288
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		9
TOTAL NET ASSETS—100%		$9,297

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Quantix Commodities LP
Principal Amounts, Value and Cost in Thousands

Short-Term Investments—89.1%
Principal Amount		Value
U.S. TREASURY BILLS—89.1%
	U.S. Treasury Bills
$10,208	4.055%—10/23/2025†	$10,008
26,450	4.075%—09/18/2025†	26,029
57,133	4.079%—09/18/2025†	56,224
85,903	4.160%—06/17/2025†	85,430
25,263	4.178%—05/29/2025†	25,180
10,106	4.186%—06/05/2025†	10,065
56,511	4.193%—05/15/2025†	56,418
TOTAL SHORT-TERM INVESTMENTS (Cost $269,365)		269,354
TOTAL INVESTMENTS—89.1% (Cost $269,365)		269,354
CASH AND OTHER ASSETS, LESS LIABILITIES—10.9%		32,919
TOTAL NET ASSETS—100%		$302,273

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	05/30/2025	Monthly	$302,206	$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of  April 30, 2025.

Commodity	Weight
Gold	32.9%
RBOB Gasoline	10.6
GasOil	8.9
Heating Oil	7.6
Brent Crude Oil	4.2
Corn	3.6
Soybeans	3.5
Cocoa	3.2
Sugar	3.0
Coffee	2.4
Soybean Oil	2.2
Copper	2.1
Lean Hogs	2.1
Soymeal	2.1
Cotton	2.0
Wheat	2.0
Aluminum	1.9
KC Wheat	1.9
Nickel	1.9
Zinc	1.9
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Income Research + Management
Principal Amounts, Value and Cost in Thousands

Asset-Backed Securities—12.4%
Principal Amount		Value
$250	Apidos CLO XXXV Ltd. Series 2021-35A Cl. A 5.581% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	128
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.750% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
145	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	134
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	139
84	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	84
110	NextGear Floorplan Master Owner Trust Series 2024-2A Cl. A2 4.420%—09/15/2029[1]	111
250	Palmer Square CLO Ltd. Series 2020-3A Cl. A1R2 5.973% (3 Month USD Term SOFR + 1.650%) 11/15/2036[1,2]	250
237	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	225
100	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	93
	SBA Small Business Investment Cos.
122	Series 2023-10A Cl. 1 5.168%—03/10/2033	125
126	Series 2023-10B Cl. 1 5.688%—09/10/2033	131
		256
	SBA Tower Trust
100	1.631%—05/15/2051[1]	95
102	6.599%—11/15/2052[1]	105
		200
128	Servpro Master Issuer LLC Series 2019-1A Cl. A2 3.882%—10/25/2049[1]	125
140	Subway Funding LLC Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	142
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	134
148	Tricon Residential Trust Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	149
	U.S. Small Business Administration
121	Series 2017-20I Cl. 1 2.590%—09/01/2037	111
90	Series 2010-20G Cl. 1 3.800%—07/01/2030	88

Asset-Backed Securities—Continued
Principal Amount		Value
$118	Series 2024-25E Cl. 1 5.240%—05/01/2049	$121
125	Series 2024-25D Cl. 1 5.380%—04/01/2049	130
		450
25	Uniti Fiber ABS Issuer LLC Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	26
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	178
115	Wendy’s Funding LLC Series 2019-1A Cl. A2I 3.783%—06/15/2049[1]	114
Total Asset-Backed Securities (Cost $3,354)		3,439

Collateralized Mortgage Obligations—10.4%

165	Bank Series 2020-BN30 Cl. A4 1.925%—12/15/2053	141
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	132
	Benchmark Mortgage Trust
150	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	139
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	145
		284
150	BMO Mortgage Trust Series 2024-5C4 Cl. A3 6.526%—05/15/2057[2]	160
	BX Commercial Mortgage Trust
123	Series 2024-XL5 Cl. A 5.714% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	123
97	Series 2024-XL4 Cl. A 5.764% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	97
		220
125	BX Trust Series 2024-BIO Cl. A 5.964% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	124
117	Citigroup Commercial Mortgage Trust Series 2015-P1 Cl. A5 3.717%—09/15/2048	117
127	Citigroup Mortgage Loan Trust Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	127
49	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1,2]	50
154	GS Mortgage Securities Corp. Trust Series 2023-SHIP Cl. A 4.466%—09/10/2038[1,2]	153

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$82	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	$83
	JP Morgan Mortgage Trust
191	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	178
113	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	114
102	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	103
58	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	58
		453
141	JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Cl. A4 3.770%—12/15/2048	140
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 6.212% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
	Sequoia Mortgage Trust
85	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	86
107	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	108
88	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	88
		282
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.765% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,2]	98
85	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	83
95	Wells Fargo Commercial Mortgage Trust Series 2015-C29 Cl. A4 3.637%—06/15/2048	94
Total Collateralized Mortgage Obligations (Cost $2,822)		2,873

Corporate Bonds & Notes—30.1%

AUTO COMPONENTS—0.4%
171	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	117
AUTOMOBILES—1.1%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	189
102	General Motors Financial Co., Inc. 5.750%—02/08/2031	103
		292
BANKS—1.9%
200	Barclays PLC 6.490%—09/13/2029[3]	210
200	ING Groep NV 6.114%—09/11/2034[3]	211
99	Truist Financial Corp. MTN 7.161%—10/30/2029[3]	107
		528

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—4.8%
$124	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	$131
67	Blue Owl Capital Corp. 2.875%—06/11/2028	61
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029[1]	101
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	117
165	6.300%—01/15/2055[3]	157
		274
101	Golub Capital Private Credit Fund 5.800%—09/12/2029[1]	100
	HPS Corporate Lending Fund
31	5.450%—01/14/2028	31
83	6.750%—01/30/2029	86
		117
140	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	135
60	Main Street Capital Corp. 6.950%—03/01/2029	61
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	43
	Sixth Street Lending Partners
50	5.750%—01/15/2030	50
86	6.500%—03/11/2029	88
		138
200	UBS Group AG 2.746%—02/11/2033[1,3]	171
		1,332
COMMERCIAL SERVICES & SUPPLIES—0.8%
75	Brink’s Co. 6.750%—06/15/2032[1]	77
30	GFL Environmental, Inc. 6.750%—01/15/2031[1]	31
147	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	123
		231
DIVERSIFIED FINANCIAL SERVICES—3.1%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	152
99	Air Lease Corp. 1.875%—08/15/2026	96
71	Aircastle Ltd. 5.950%—02/15/2029[1]	73
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,3]	241
86	GGAM Finance Ltd. 8.000%—02/15/2027[1]	88
136	Jane Street Group/JSG Finance, Inc. 6.125%—11/01/2032[1]	134
88	Macquarie Airfinance Holdings Ltd. 5.150%—03/17/2030[1]	86
		870

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.9%
$74	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	$78
123	CMS Energy Corp. 3.750%—12/01/2050[3]	107
58	Dominion Energy, Inc. 6.875%—02/01/2055[3]	60
40	Exelon Corp. 4.450%—04/15/2046	32
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[3]	81
115	New England Power Co. 5.936%—11/25/2052[1]	118
53	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[3]	53
		529
ELECTRICAL EQUIPMENT—0.7%
200	Sensata Technologies, Inc. 6.625%—07/15/2032[1]	198
ENTERTAINMENT—0.4%
118	Warnermedia Holdings, Inc. 4.279%—03/15/2032	101
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.1%
96	Alexandria Real Estate Equities, Inc. 4.850%—04/15/2049	80
141	COPT Defense Properties LP 2.000%—01/15/2029	126
141	EPR Properties 4.500%—06/01/2027	139
67	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	63
81	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000%—07/15/2031[1]	83
91	VICI Properties LP 5.750%—04/01/2034	92
		583
FINANCIAL SERVICES—1.1%
80	Charles Schwab Corp. 5.853%—05/19/2034[3]	83
65	Macquarie Airfinance Holdings Ltd. 6.400%—03/26/2029[1]	67
163	Navient Corp. 4.875%—03/15/2028	157
		307
HEALTH CARE PROVIDERS & SERVICES—0.8%
146	CVS Pass-Through Trust 5.926%—01/10/2034[1]	147
88	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	85
		232
INDUSTRIAL CONGLOMERATES—0.7%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	198
INSURANCE—1.7%
9	Arthur J Gallagher & Co. 5.550%—02/15/2055	8

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$50	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	$51
	Global Atlantic Fin Co.
157	3.125%—06/15/2031[1]	137
82	7.950%—06/15/2033[1]	91
		228
195	SBL Holdings, Inc. 5.000%—02/18/2031[1]	174
		461
IT SERVICES—0.2%
65	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	67
MEDIA—0.5%
138	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	140
OIL, GAS & CONSUMABLE FUELS—2.0%
	Columbia Pipelines Operating Co. LLC
23	5.962%—02/15/2055[1]	22
102	6.036%—11/15/2033[1]	105
		127
	ConocoPhillips Co.
17	5.500%—01/15/2055	16
19	5.550%—03/15/2054	18
		34
68	Enbridge, Inc. 5.750%—07/15/2080[3]	65
67	HF Sinclair Corp. 5.750%—01/15/2031	67
25	Kinder Morgan, Inc. 5.850%—06/01/2035	25
107	Occidental Petroleum Corp. 0.000%—10/10/2036[4]	60
103	Parkland Corp. 4.625%—05/01/2030[1]	97
80	Venture Global LNG, Inc. 7.000%—01/15/2030[1]	75
		550
PASSENGER AIRLINES—0.6%
39	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	37
151	United Airlines Pass-Through Trust 2.700%—11/01/2033	134
		171
PHARMACEUTICALS—0.3%
83	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	80
PROFESSIONAL SERVICES—0.3%
86	KBR, Inc. 4.750%—09/30/2028[1]	82
ROAD & RAIL—0.2%
71	Norfolk Southern Corp. 4.050%—08/15/2052	54

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
$123	Broadcom, Inc. 4.000%—04/15/2029[1]	$121
200	Foundry JV Holdco LLC 6.150%—01/25/2032[1]	208
61	KLA Corp. 5.650%—11/01/2034	63
		392
SOFTWARE—1.0%
134	Oracle Corp. 3.600%—04/01/2040	105
172	VMware LLC 1.400%—08/15/2026	165
		270
SPECIALTY RETAIL—1.1%
	Group 1 Automotive, Inc.
62	4.000%—08/15/2028[1]	59
18	6.375%—01/15/2030[1]	18
		77
123	Lithia Motors, Inc. 3.875%—06/01/2029[1]	114
61	Macy’s Retail Holdings LLC 5.875%—03/15/2030[1]	57
53	Wayfair LLC 7.250%—10/31/2029[1]	49
		297
TRADING COMPANIES & DISTRIBUTORS—0.7%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	193
WIRELESS TELECOMMUNICATION SERVICES—0.3%
58	Rogers Communications, Inc. 7.500%—08/15/2038	67
Total Corporate Bonds & Notes (Cost $8,246)		8,342

Mortgage Pass-Through—26.4%

	Federal Home Loan Mortgage Corp.
874	2.500%—02/01/2035-04/01/2052	744
538	3.000%—12/01/2046-07/01/2051	476
351	3.500%—05/01/2033-05/01/2035	346
179	4.000%—06/01/2048	169
510	4.500%—01/01/2049-05/01/2053	496
136	5.000%—04/01/2053	133
522	5.500%—10/01/2053-03/01/2054	528
		2,892
	Federal Home Loan Mortgage Corp. REMICS
219	Series 5035 Cl. IJ 2.000%—02/25/2050	27
345	Series 5462 2.000%—05/25/2037	24
323	Series 5347 Cl. AS 2.176% (30 day USD Average SOFR + 6.530%) 10/25/2053[2]	30
160	Series 4733 Cl. EI 5.000%—07/15/2041	23
		104

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal Home Loan Mortgage Corp. STRIPS
$448	Series 414 Cl. C1 1.500%—03/25/2037	$24
339	Series 400 Cl. C14 2.000%—07/25/2037	24
521	Series 414 Cl. C2 2.000%—04/25/2037	37
		85
	Federal National Mortgage Association
1,448	2.500%—08/01/2035-04/01/2052	1,255
183	3.000%—06/01/2051	162
500	3.500%—10/01/2047-04/01/2050	458
679	4.000%—08/01/2045-04/01/2050	645
295	4.500%—07/01/2048-11/01/2048	288
504	5.000%—07/01/2052-09/01/2052	502
133	5.500%—02/01/2054	133
		3,443
	Federal National Mortgage Association Interest STRIPS
478	Series 427 Cl. C55 1.500%—02/25/2037	26
512	Series 429 Cl. C11 1.500%—03/25/2038	26
512	Series 433 Cl. C3 2.000%—08/25/2037	38
429	Series 444 Cl. C2 2.000%—10/25/2037	26
243	Series 435 Cl. C4 3.000%—10/25/2037	18
		134
	Federal National Mortgage Association REMICS
897	Series 2021-67 Cl. AI 0.433%—10/25/2051[2]	39
460	Series 2020-81 Cl. AI 1.500%—11/25/2035	24
		63
	Government National Mortgage Association
155	2.000%—02/20/2052	126
321	2.500%—09/20/2051	274
149	3.500%—05/20/2052	136
		536
	Government National Mortgage Association REMICS
532	Series 2019-35 Cl. SE 1.715% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	31
140	Series 2020-146 Cl. IG 5.500%—09/20/2046	25
57	Series 2024-107 6.500%—06/20/2054	9
		65
Total Mortgage Pass-Through (Cost $7,175)		7,322

Municipal Bonds—0.4%

(Cost $118)
118	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	121

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

U.S. Government Obligations—18.9%
Principal Amount		Value
	U.S. Treasury Bonds
$1,918	4.250%—02/15/2054-08/15/2054	$1,776
2,176	4.500%—02/15/2044	2,127
376	4.625%—05/15/2044-02/15/2055	373
		4,276
	U.S. Treasury Notes
124	4.000%—02/15/2034	123
833	4.250%—11/15/2034	840
		963
Total U.S. Government Obligations (Cost $5,225)		5,239
TOTAL INVESTMENTS—98.6% (Cost $26,940)		27,336
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		400
TOTAL NET ASSETS—100.0%		$27,736

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $8,455 or 30% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2025.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
4
Zero coupon bond
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—93.6%
Shares		Value
BANKS—7.9%
138,350	Bank of America Corp.	$5,518
223,945	KeyCorp	3,323
21,508	M&T Bank Corp.	3,651
370,005	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	4,677
85,980	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	1,221
		18,390
BEVERAGES—3.0%
96,313	Coca-Cola Co.	6,987
CAPITAL MARKETS—5.3%
10,465	Ameriprise Financial, Inc.	4,929
29,584	ARES Management Corp. Class A	4,512
166,262	Blue Owl Capital, Inc.	3,081
		12,522
COMMERCIAL SERVICES & SUPPLIES—4.5%
30,569	Cintas Corp.	6,471
72,131	Rollins, Inc.	4,121
		10,592
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
38,792	Walmart, Inc.	3,772
CONTAINERS & PACKAGING—1.3%
66,788	International Paper Co.	3,051
ELECTRIC UTILITIES—1.9%
66,340	NextEra Energy, Inc.	4,437
FINANCIAL SERVICES—1.5%
43,283	Fidelity National Information Services, Inc.	3,414
FOOD PRODUCTS—1.0%
30,951	McCormick & Co., Inc.	2,373
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
43,453	Medtronic PLC	3,683
HOTELS, RESTAURANTS & LEISURE—3.0%
10,993	McDonald’s Corp.	3,514
21,423	Texas Roadhouse, Inc.	3,555
		7,069
HOUSEHOLD PRODUCTS—2.0%
29,463	Procter & Gamble Co.	4,790
INDUSTRIAL REITS—1.4%
99,296	STAG Industrial, Inc.	3,280
INSURANCE—8.2%
32,933	Arthur J Gallagher & Co.	10,561
36,969	Kemper Corp.	2,186
24,469	Primerica, Inc.	6,412
		19,159

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—3.5%
15,093	Meta Platforms, Inc. Class A	$8,286
IT SERVICES—1.3%
10,046	Accenture PLC Class A (Ireland)	3,005
MACHINERY—2.9%
90,728	Mueller Industries, Inc.	6,674
MEDIA—1.9%
100,178	John Wiley & Sons, Inc. Class A	4,372
OIL, GAS & CONSUMABLE FUELS—2.6%
104,185	Williams Cos., Inc.	6,102
PHARMACEUTICALS—8.1%
9,700	Eli Lilly & Co.	8,720
247,763	Pfizer, Inc.	6,048
76,775	Sanofi SA ADR[1]	4,218
		18,986
PROFESSIONAL SERVICES—1.3%
60,158	Genpact Ltd.	3,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
80,682	Broadcom, Inc.	15,529
SOFTWARE—5.7%
25,011	Microsoft Corp.	9,886
12,768	Salesforce, Inc.	3,431
		13,317
SPECIALIZED REITS—1.6%
4,245	Equinix, Inc.	3,654
SPECIALTY RETAIL—6.5%
21,939	Dick’s Sporting Goods, Inc.	4,119
34,993	TJX Cos., Inc.	4,503
73,468	Tractor Supply Co.	3,719
19,320	Williams-Sonoma, Inc.	2,984
		15,325
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
52,370	Apple, Inc.	11,129
TEXTILES, APPAREL & LUXURY GOODS—2.6%
85,490	Tapestry, Inc.	6,040
TOTAL COMMON STOCKS (Cost $186,674)		218,962
TOTAL INVESTMENTS—93.6% (Cost $186,674)		218,962
CASH AND OTHER ASSETS, LESS LIABILITIES—6.4%		14,983
TOTAL NET ASSETS—100%		$233,945

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
BIOTECHNOLOGY—49.6%
13,446	89bio, Inc. *	$108
1,053	Alnylam Pharmaceuticals, Inc. *	277
16,281	Ascendis Pharma AS ADR (Denmark)*,1	2,775
5,741	Beam Therapeutics, Inc. *	115
16,482	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	141
2,548	Cytokinetics, Inc. *	109
2,589	Insmed, Inc. *	186
32,598	Legend Biotech Corp. ADR*,1	1,139
3,969	Merus NV (Netherlands)*	181
6,325	MoonLake Immunotherapeutics *	266
2,480	Natera, Inc. *	374
2,399	PTC Therapeutics, Inc. *	120
3,165	Revolution Medicines, Inc. *	128
7,696	Rhythm Pharmaceuticals, Inc. *	502
14,863	Rocket Pharmaceuticals, Inc. *	113
6,602	Soleno Therapeutics, Inc. *	494
18,229	Vaxcyte, Inc. *	653
2,559	Xenon Pharmaceuticals, Inc. (Canada)*	98
		7,779
HEALTH CARE EQUIPMENT & SUPPLIES—22.3%
1,845	Boston Scientific Corp. *	190
10,453	Dexcom, Inc. *	746
3,051	GE HealthCare Technologies, Inc.	215
2,528	Glaukos Corp. *	238
1,186	Insulet Corp. *	299
1,227	Intuitive Surgical, Inc. *	633

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
827	iRhythm Technologies, Inc. *	$88
3,800	Lantheus Holdings, Inc. *	397
2,604	Masimo Corp. *	419
4,988	PROCEPT BioRobotics Corp. *	269
		3,494
HEALTH CARE PROVIDERS & SERVICES—9.7%
403	Cencora, Inc.	118
3,163	GeneDx Holdings Corp. *	212
1,906	HealthEquity, Inc. *	163
5,236	Option Care Health, Inc. *	169
2,065	UnitedHealth Group, Inc.	850
		1,512
LIFE SCIENCES TOOLS & SERVICES—2.2%
2,275	ICON PLC *	344
PHARMACEUTICALS—15.7%
2,743	Eli Lilly & Co.	2,466
TOTAL COMMON STOCKS (Cost $14,704)		15,595
TOTAL INVESTMENTS—99.5% (Cost $14,704)		15,595
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		84
TOTAL NET ASSETS—100%		$15,679

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—1.4%
74	Axon Enterprise, Inc. *	$45
BANKS—5.0%
344	Cullen/Frost Bankers, Inc.	40
502	East West Bancorp, Inc.	43
412	Pinnacle Financial Partners, Inc.	41
483	SouthState Corp.	42
		166
BIOTECHNOLOGY—2.3%
431	Neurocrine Biosciences, Inc. *	46
456	Sarepta Therapeutics, Inc. *	29
		75
BUILDING PRODUCTS—1.3%
287	Simpson Manufacturing Co., Inc.	44
CAPITAL MARKETS—7.3%
242	Cboe Global Markets, Inc.	54
352	KKR & Co., Inc.	40
257	MarketAxess Holdings, Inc.	57
86	MSCI, Inc.	47
609	Nasdaq, Inc.	46
		244
CHEMICALS—1.2%
1,271	Dow, Inc.	39
COMMUNICATIONS EQUIPMENT—2.6%
555	Ciena Corp. *	37
1,352	Juniper Networks, Inc.	49
		86
CONSUMER FINANCE—2.6%
94	Credit Acceptance Corp. *	46
757	Synchrony Financial	39
		85
ELECTRIC UTILITIES—1.5%
1,129	OGE Energy Corp.	51
ENTERTAINMENT—1.6%
47	Netflix, Inc. *	53
FINANCIAL SERVICES—1.4%
87	Mastercard, Inc. Class A	48
FOOD PRODUCTS—1.7%
706	Bunge Global SA	56
HEALTH CARE EQUIPMENT & SUPPLIES—8.1%
465	Boston Scientific Corp. *	48
533	GE HealthCare Technologies, Inc.	37
176	Insulet Corp. *	44
83	Intuitive Surgical, Inc. *	43
211	ResMed, Inc.	50
128	Stryker Corp.	48
		270
HOTELS, RESTAURANTS & LEISURE—1.1%
307	Airbnb, Inc. Class A*	37

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—1.4%
459	PulteGroup, Inc.	$47
HOUSEHOLD PRODUCTS—3.1%
572	Colgate-Palmolive Co.	53
302	Procter & Gamble Co.	49
		102
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.5%
4,954	AES Corp.	50
INDUSTRIAL REITS—1.3%
409	Prologis, Inc.	42
INSURANCE—7.7%
557	Arch Capital Group Ltd.	51
360	Cincinnati Financial Corp.	50
304	Hanover Insurance Group, Inc.	50
653	RLI Corp.	48
207	Travelers Cos., Inc.	55
		254
INTERACTIVE MEDIA & SERVICES—2.2%
267	Alphabet, Inc. Class A	42
1,264	Pinterest, Inc. Class A*	32
		74
MACHINERY—1.3%
139	Caterpillar, Inc.	43
METALS & MINING—4.1%
1,245	Freeport-McMoRan, Inc.	45
363	Nucor Corp.	43
365	Steel Dynamics, Inc.	48
		136
OIL, GAS & CONSUMABLE FUELS—3.9%
313	Chevron Corp.	43
505	ConocoPhillips	45
333	Hess Corp.	43
		131
PASSENGER AIRLINES—1.0%
762	Delta Air Lines, Inc.	32
PHARMACEUTICALS—1.5%
602	Merck & Co., Inc.	51
PROFESSIONAL SERVICES—1.5%
953	KBR, Inc.	50
RESIDENTIAL REITS—1.4%
414	Camden Property Trust	47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
463	Marvell Technology, Inc.	27
359	NVIDIA Corp.	39
438	Teradyne, Inc.	33
269	Texas Instruments, Inc.	43
		142
SOFTWARE—20.7%
107	Adobe, Inc. *	40
145	ANSYS, Inc. *	47

⬤

Harbor Human Capital Factor Unconstrained ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
164	Autodesk, Inc. *	$45
169	Cadence Design Systems, Inc. *	50
110	Crowdstrike Holdings, Inc. Class A*	47
27	Fair Isaac Corp. *	54
233	Guidewire Software, Inc. *	48
84	Intuit, Inc.	53
121	Microsoft Corp.	48
86	Roper Technologies, Inc.	48
151	Salesforce, Inc.	40
854	Samsara, Inc. Class A*	34
2,003	SentinelOne, Inc. Class A*	37
50	ServiceNow, Inc. *	48
334	SPS Commerce, Inc. *	48
		687

COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—2.7%
319	Extra Space Storage, Inc.	$47
379	Lamar Advertising Co. Class A	43
		90
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
2,277	Hewlett Packard Enterprise Co.	37
TOTAL COMMON STOCKS (Cost $3,501)		3,314
TOTAL INVESTMENTS—99.8% (Cost $3,501)		3,314
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		6
TOTAL NET ASSETS—100%		$3,320

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.1%
1,036	Axon Enterprise, Inc. *	$635
15,708	General Electric Co.	3,166
657	HEICO Corp.	165
3,015	L3Harris Technologies, Inc.	663
3,878	Lockheed Martin Corp.	1,853
2,394	Northrop Grumman Corp.	1,165
		7,647
BANKS—5.3%
133,862	Bank of America Corp.	5,338
55,056	JPMorgan Chase & Co.	13,468
		18,806
BEVERAGES—1.4%
61,805	Coca-Cola Co.	4,484
3,029	Constellation Brands, Inc. Class A	568
		5,052
BIOTECHNOLOGY—1.7%
24,748	AbbVie, Inc.	4,828
2,237	Biogen, Inc. *	271
1,534	Regeneron Pharmaceuticals, Inc.	919
		6,018
BROADLINE RETAIL—1.4%
17,699	eBay, Inc.	1,206
1,599	MercadoLibre, Inc. (Brazil)*	3,727
		4,933
BUILDING PRODUCTS—0.4%
3,343	Trane Technologies PLC	1,281
CAPITAL MARKETS—3.4%
1,979	Ameriprise Financial, Inc.	932
3,921	ARES Management Corp. Class A	598
2,099	Cboe Global Markets, Inc.	466
6,932	CME Group, Inc.	1,921
823	FactSet Research Systems, Inc.	356
16,045	KKR & Co., Inc.	1,833
3,012	Moody’s Corp.	1,365
24,827	Morgan Stanley	2,865
1,663	MSCI, Inc.	906
8,409	Nasdaq, Inc.	641
1,997	TPG, Inc.	93
		11,976
CHEMICALS—0.8%
5,755	Air Products & Chemicals, Inc.	1,560
17,514	Dow, Inc.	536
8,592	DuPont de Nemours, Inc.	567
6,232	LyondellBasell Industries NV Class A	363
		3,026
CONSUMER FINANCE—1.0%
11,503	American Express Co.	3,064
8,408	Synchrony Financial	437
		3,501
ELECTRIC UTILITIES—1.8%
7,443	Constellation Energy Corp.	1,663
19,148	Duke Energy Corp.	2,337

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—Continued
10,302	Edison International	$551
23,334	Exelon Corp.	1,094
54,399	PG&E Corp.	899
		6,544
ELECTRICAL EQUIPMENT—1.3%
6,193	Eaton Corp. PLC	1,823
12,562	Emerson Electric Co.	1,320
4,128	GE Vernova, Inc.	1,531
		4,674
ENERGY EQUIPMENT & SERVICES—0.2%
20,257	Schlumberger NV	674
ENTERTAINMENT—4.6%
4,762	Electronic Arts, Inc.	691
8,133	Netflix, Inc. *	9,204
69,713	Walt Disney Co.	6,341
		16,236
FINANCIAL SERVICES—4.2%
11,937	Mastercard, Inc. Class A	6,542
2,559	Rocket Cos., Inc. Class A	33
23,926	Visa, Inc. Class A	8,267
		14,842
FOOD PRODUCTS—0.6%
2,273	Bunge Global SA	179
9,760	General Mills, Inc.	554
21,970	Mondelez International, Inc. Class A	1,497
		2,230
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
4,709	Becton Dickinson & Co.	975
20,957	Boston Scientific Corp. *	2,156
8,440	Edwards Lifesciences Corp. *	637
6,013	GE HealthCare Technologies, Inc.	423
5,056	Intuitive Surgical, Inc. *	2,608
2,169	ResMed, Inc.	513
4,780	Stryker Corp.	1,787
		9,099
HEALTH CARE PROVIDERS & SERVICES—0.1%
8,792	Centene Corp. *	526
HOTELS, RESTAURANTS & LEISURE—4.0%
12,950	Airbnb, Inc. Class A*	1,579
1,179	Booking Holdings, Inc.	6,012
3,923	Expedia Group, Inc.	615
8,702	Hilton Worldwide Holdings, Inc.	1,962
9,091	Marriott International, Inc. Class A	2,169
8,421	Royal Caribbean Cruises Ltd.	1,810
		14,147
HOUSEHOLD DURABLES—0.5%
5,409	DR Horton, Inc.	683
3,294	Garmin Ltd.	616
3,770	PulteGroup, Inc.	387
		1,686

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.6%
4,223	Church & Dwight Co., Inc.	$419
14,199	Colgate-Palmolive Co.	1,309
5,684	Kimberly-Clark Corp.	749
41,162	Procter & Gamble Co.	6,692
		9,169
INDUSTRIAL CONGLOMERATES—0.9%
8,287	3M Co.	1,151
10,678	Honeywell International, Inc.	2,248
		3,399
INDUSTRIAL REITS—0.6%
22,054	Prologis, Inc.	2,254
INSURANCE—1.6%
7,637	Arch Capital Group Ltd.	693
3,093	Cincinnati Financial Corp.	431
4,449	Principal Financial Group, Inc.	330
11,050	Progressive Corp.	3,113
4,715	Travelers Cos., Inc.	1,245
		5,812
INTERACTIVE MEDIA & SERVICES—8.9%
105,474	Alphabet, Inc. Class A	16,749
26,494	Meta Platforms, Inc. Class A	14,545
10,653	Pinterest, Inc. Class A*	270
		31,564
IT SERVICES—0.2%
1,652	Gartner, Inc. *	696
LIFE SCIENCES TOOLS & SERVICES—0.3%
4,764	Agilent Technologies, Inc.	513
2,712	IQVIA Holdings, Inc. *	420
		933
MACHINERY—1.3%
7,541	Caterpillar, Inc.	2,332
1,941	Cummins, Inc.	571
3,689	Deere & Co.	1,710
		4,613
MEDIA—0.2%
13,769	Trade Desk, Inc. Class A*	738
METALS & MINING—0.6%
32,139	Freeport-McMoRan, Inc.	1,158
5,552	Nucor Corp.	663
3,408	Steel Dynamics, Inc.	442
		2,263
MULTI-UTILITIES—0.8%
15,585	CenterPoint Energy, Inc.	605
8,514	Consolidated Edison, Inc.	960
20,691	Dominion Energy, Inc.	1,125
		2,690
OIL, GAS & CONSUMABLE FUELS—2.6%
4,514	Cheniere Energy, Inc.	1,043
31,142	Chevron Corp.	4,237
25,406	ConocoPhillips	2,264
5,023	Hess Corp.	648

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
13,261	Occidental Petroleum Corp.	$523
6,054	Valero Energy Corp.	703
		9,418
PASSENGER AIRLINES—0.2%
9,900	Delta Air Lines, Inc.	412
9,040	Southwest Airlines Co.	253
		665
PHARMACEUTICALS—6.2%
12,013	Eli Lilly & Co.	10,799
34,596	Johnson & Johnson	5,408
45,121	Merck & Co., Inc.	3,844
87,157	Pfizer, Inc.	2,128
		22,179
PROFESSIONAL SERVICES—0.5%
2,068	Booz Allen Hamilton Holding Corp.	248
2,805	Jacobs Solutions, Inc.	347
2,143	Leidos Holdings, Inc.	316
2,888	Verisk Analytics, Inc.	856
		1,767
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
6,167	CBRE Group, Inc. Class A*	753
RESIDENTIAL REITS—0.2%
8,117	Equity Residential	570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
34,825	Advanced Micro Devices, Inc. *	3,390
75,064	Intel Corp.	1,509
18,721	Lam Research Corp.	1,342
19,185	Marvell Technology, Inc.	1,120
141,803	NVIDIA Corp.	15,445
3,514	Teradyne, Inc.	261
19,254	Texas Instruments, Inc.	3,081
		26,148
SOFTWARE—13.0%
8,770	Adobe, Inc. *	3,289
1,893	ANSYS, Inc. *	609
4,638	Autodesk, Inc. *	1,272
5,817	Cadence Design Systems, Inc. *	1,732
4,255	Crowdstrike Holdings, Inc. Class A*	1,825
528	Fair Isaac Corp. *	1,050
5,854	Intuit, Inc.	3,673
47,940	Microsoft Corp.	18,949
2,253	Roper Technologies, Inc.	1,262
20,415	Salesforce, Inc.	5,486
3,946	Samsara, Inc. Class A*	156
4,477	ServiceNow, Inc. *	4,276
3,234	Synopsys, Inc. *	1,484
4,474	Workday, Inc. Class A*	1,096
		46,159
SPECIALIZED REITS—1.1%
7,912	Digital Realty Trust, Inc.	1,270
2,235	Equinix, Inc.	1,924
4,199	Extra Space Storage, Inc.	615
		3,809

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.8%
37,522	Home Depot, Inc.	$13,526
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.1%
80,082	Apple, Inc.	17,018
26,579	Hewlett Packard Enterprise Co.	431
19,527	HP, Inc.	499
4,410	NetApp, Inc.	396
		18,344
TEXTILES, APPAREL & LUXURY GOODS—0.8%
3,010	Deckers Outdoor Corp. *	334
4,510	Lululemon Athletica, Inc. *	1,221
21,602	NIKE, Inc. Class B	1,218
		2,773
TOBACCO—1.6%
28,923	Altria Group, Inc.	1,711
23,270	Philip Morris International, Inc.	3,987
		5,698

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,369	United Rentals, Inc.	$864
1,709	WW Grainger, Inc.	1,751
		2,615
TOTAL COMMON STOCKS (Cost $302,377)		351,453

EXCHANGE-TRADED FUNDS—1.2%

(Cost $2,722)
CAPITAL MARKETS—1.2%
45,504	Communication Services Select Sector SPDR Fund	4,343
TOTAL INVESTMENTS—99.9% (Cost $305,099)		355,796
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		252
TOTAL NET ASSETS—100%		$356,048

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.8%
Shares		Value
AEROSPACE & DEFENSE—4.2%
9,486	AAR Corp. *	$507
8,212	AeroVironment, Inc. *	1,244
63,818	Archer Aviation, Inc. Class A*	532
46,432	Kratos Defense & Security Solutions, Inc. *	1,569
29,405	Spirit AeroSystems Holdings, Inc. Class A*	1,058
		4,910
AUTOMOBILE COMPONENTS—1.4%
22,936	Adient PLC *	290
5,442	Cooper-Standard Holdings, Inc. *	80
13,900	Modine Manufacturing Co. *	1,135
4,595	Standard Motor Products, Inc.	124
		1,629
BANKS—5.9%
49,814	Banc of California, Inc.	672
27,631	BankUnited, Inc.	904
12,950	Banner Corp.	792
9,435	Byline Bancorp, Inc.	241
2,780	First Business Financial Services, Inc.	134
16,440	Hilltop Holdings, Inc.	485
13,862	National Bank Holdings Corp. Class A	501
20,858	OceanFirst Financial Corp.	345
9,999	Origin Bancorp, Inc.	320
9,110	Pathward Financial, Inc.	723
5,236	SmartFinancial, Inc.	159
43,268	United Community Banks, Inc.	1,195
19,585	Veritex Holdings, Inc.	456
		6,927
BIOTECHNOLOGY—8.1%
33,333	4D Molecular Therapeutics, Inc. *	112
36,019	Agios Pharmaceuticals, Inc. *	1,070
22,988	Arcellx, Inc. *	1,493
131,207	Ardelyx, Inc. *	722
27,327	Aura Biosciences, Inc. *	159
38,424	Emergent BioSolutions, Inc. *	205
14,293	Entrada Therapeutics, Inc. *	131
39,364	Kura Oncology, Inc. *	258
31,311	Kymera Therapeutics, Inc. *	1,073
40,701	PTC Therapeutics, Inc. *	2,029
32,693	Rhythm Pharmaceuticals, Inc. *	2,131
30,481	Verve Therapeutics, Inc. *	173
		9,556
BROADLINE RETAIL—0.4%
21,860	Nordstrom, Inc.	528
BUILDING PRODUCTS—0.5%
32,448	Resideo Technologies, Inc. *	545
CAPITAL MARKETS—3.2%
6,570	Piper Sandler Cos.	1,584
7,545	PJT Partners, Inc. Class A	1,069
23,637	StepStone Group, Inc. Class A	1,182
		3,835
CHEMICALS—1.7%
16,407	Cabot Corp.	1,289
6,161	Koppers Holdings, Inc.	154

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
10,342	Minerals Technologies, Inc.	$534
		1,977
COMMERCIAL SERVICES & SUPPLIES—1.7%
11,181	Brady Corp. Class A	786
5,439	Cimpress PLC (Ireland)*	229
12,189	HNI Corp.	516
15,808	Interface, Inc.	297
21,413	Steelcase, Inc. Class A	212
		2,040
COMMUNICATIONS EQUIPMENT—0.5%
13,913	Calix, Inc. *	569
CONSTRUCTION & ENGINEERING—1.9%
12,566	Arcosa, Inc.	1,006
11,351	Granite Construction, Inc.	923
3,747	Limbach Holdings, Inc. *	359
		2,288
CONSUMER FINANCE—1.0%
18,554	Bread Financial Holdings, Inc.	880
8,561	Encore Capital Group, Inc. *	295
		1,175
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.5%
5,547	PriceSmart, Inc.	563
DIVERSIFIED CONSUMER SERVICES—3.2%
8,349	Adtalem Global Education, Inc. *	887
26,789	Coursera, Inc. *	225
15,722	Frontdoor, Inc. *	646
7,001	Grand Canyon Education, Inc. *	1,249
31,678	Laureate Education, Inc. *	636
14,649	Udemy, Inc. *	101
		3,744
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
6,195	Bandwidth, Inc. Class A*	77
3,205	IDT Corp. Class B	161
21,689	Liberty Latin America Ltd. Class C (Puerto Rico)*	119
		357
ELECTRIC UTILITIES—2.4%
42,608	ALLETE, Inc.	2,790
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
8,362	Advanced Energy Industries, Inc.	814
23,710	Arlo Technologies, Inc. *	233
10,587	Daktronics, Inc. *	134
11,941	Itron, Inc. *	1,329
22,031	Knowles Corp. *	347
9,274	PAR Technology Corp. *	542
5,573	ScanSource, Inc. *	184
		3,583
ENERGY EQUIPMENT & SERVICES—2.3%
43,079	Archrock, Inc.	1,014
5,999	Bristow Group, Inc. *	174
29,382	Helmerich & Payne, Inc.	555
41,741	Liberty Energy, Inc.	480

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
25,258	Oceaneering International, Inc. *	$448
		2,671
ENTERTAINMENT—0.4%
9,154	Atlanta Braves Holdings, Inc. Class C*	365
5,055	Marcus Corp.	82
		447
FINANCIAL SERVICES—4.0%
22,404	EVERTEC, Inc. (Puerto Rico)	761
40,845	Flywire Corp. *	384
6,494	Merchants Bancorp	195
56,922	Radian Group, Inc.	1,818
46,416	Rocket Cos., Inc. Class A	599
13,192	Walker & Dunlop, Inc.	1,010
		4,767
GROUND TRANSPORTATION—0.3%
6,117	ArcBest Corp.	358
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
28,504	AtriCure, Inc. *	853
29,318	Avanos Medical, Inc. *	368
22,987	Bioventus, Inc. Class A*	168
21,607	CONMED Corp.	1,061
34,708	Haemonetics Corp. *	2,187
		4,637
HEALTH CARE PROVIDERS & SERVICES—2.2%
17,073	Castle Biosciences, Inc. *	342
69,332	Concentra Group Holdings Parent, Inc.	1,508
31,967	Privia Health Group, Inc. *	751
		2,601
HEALTH CARE TECHNOLOGY—2.1%
21,016	Certara, Inc. *	291
22,269	Doximity, Inc. Class A*	1,267
5,735	HealthStream, Inc.	193
15,336	Schrodinger, Inc. *	393
10,340	Waystar Holding Corp. *	384
		2,528
HOTEL & RESORT REITS—1.8%
183,173	Apple Hospitality REIT, Inc.	2,156
HOTELS, RESTAURANTS & LEISURE—4.6%
19,038	Bloomin' Brands, Inc.	153
10,946	Brinker International, Inc. *	1,470
10,960	Cheesecake Factory, Inc.	552
17,214	Dutch Bros, Inc. Class A*	1,028
7,521	First Watch Restaurant Group, Inc. *	133
27,670	Global Business Travel Group I *	186
7,295	Marriott Vacations Worldwide Corp.	400
10,439	PlayAGS, Inc. *	127
9,038	Shake Shack, Inc. Class A*	793
13,783	Travel & Leisure Co.	605
		5,447
HOUSEHOLD DURABLES—2.4%
5,604	Beazer Homes USA, Inc. *	110
5,903	Century Communities, Inc.	322
10,010	Champion Homes, Inc. *	866

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
992	Hovnanian Enterprises, Inc. Class A*	$96
8,340	iRobot Corp. *	20
28,601	Leggett & Platt, Inc.	275
4,576	LGI Homes, Inc. *	250
5,781	M/I Homes, Inc. *	617
26,045	Sonos, Inc. *	240
		2,796
HOUSEHOLD PRODUCTS—0.4%
14,881	Energizer Holdings, Inc.	402
3,062	Oil-Dri Corp. of America	129
		531
INSURANCE—2.9%
24,202	Baldwin Insurance Group, Inc. *	1,007
21,935	Brighthouse Financial, Inc. *	1,277
8,068	Palomar Holdings, Inc. *	1,170
		3,454
INTERACTIVE MEDIA & SERVICES—0.5%
8,626	Outbrain, Inc. *	30
14,512	QuinStreet, Inc. *	254
23,257	TripAdvisor, Inc. *	290
		574
IT SERVICES—0.3%
9,463	Couchbase, Inc. *	167
14,233	Grid Dynamics Holdings, Inc. *	202
		369
LEISURE PRODUCTS—0.5%
21,369	YETI Holdings, Inc. *	610
MACHINERY—3.0%
10,109	Franklin Electric Co., Inc.	859
54,278	Gates Industrial Corp. PLC *	1,027
8,704	JBT Marel Corp.	916
11,506	Stratasys Ltd. *	109
23,089	Trinity Industries, Inc.	579
		3,490
MEDIA—0.8%
7,787	AMC Networks, Inc. Class A*	50
915	Cable One, Inc.	244
22,068	EchoStar Corp. Class A*	496
22,748	Stagwell, Inc. *	127
		917
METALS & MINING—0.4%
8,600	Ryerson Holding Corp.	201
10,050	Worthington Steel, Inc.	258
		459
PAPER & FOREST PRODUCTS—0.6%
5,244	Clearwater Paper Corp. *	141
9,905	Sylvamo Corp.	590
		731
PASSENGER AIRLINES—0.8%
5,095	Allegiant Travel Co.	239

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—Continued
7,455	Copa Holdings SA Class A (Panama)	$684
		923
PERSONAL CARE PRODUCTS—0.5%
11,404	Edgewell Personal Care Co.	348
10,020	Nu Skin Enterprises, Inc. Class A	64
7,310	USANA Health Sciences, Inc. *	205
		617
PHARMACEUTICALS—1.6%
21,061	Collegium Pharmaceutical, Inc. *	569
10,965	Phibro Animal Health Corp. Class A	204
21,061	Tarsus Pharmaceuticals, Inc. *	1,093
		1,866
PROFESSIONAL SERVICES—2.8%
11,757	Concentrix Corp.	600
6,529	CSG Systems International, Inc.	393
4,416	Huron Consulting Group, Inc. *	595
7,782	Insperity, Inc.	506
5,297	Kforce, Inc.	202
13,011	ManpowerGroup, Inc.	560
5,259	TaskUS, Inc. Class A (Philippines)*	74
31,537	Upwork, Inc. *	415
		3,345
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
95,855	Compass, Inc. Class A*	740
7,181	RE/MAX Holdings, Inc. Class A*	55
		795
RETAIL REITS—3.8%
65,736	InvenTrust Properties Corp.	1,831
76,212	Phillips Edison & Co., Inc.	2,645
		4,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
9,290	Axcelis Technologies, Inc. *	455
7,008	Silicon Laboratories, Inc. *	713
14,113	Veeco Instruments, Inc. *	264
		1,432
SOFTWARE—7.2%
25,311	ACI Worldwide, Inc. *	1,351
13,894	Alkami Technology, Inc. *	371
18,637	Asana, Inc. Class A*	301
31,567	Box, Inc. Class A*	985
18,297	Braze, Inc. Class A*	570
25,939	DoubleVerify Holdings, Inc. *	344
18,464	Five9, Inc. *	464
19,791	JFrog Ltd. (Israel)*	668
12,102	Mitek Systems, Inc. *	100

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
16,051	N-able, Inc. *	$113
6,656	NextNav, Inc. *	83
20,409	PagerDuty, Inc. *	317
10,251	Progress Software Corp.	615
12,915	Sprout Social, Inc. Class A*	270
29,640	Teradata Corp. *	637
14,846	Verint Systems, Inc. *	262
13,449	Workiva, Inc. *	1,012
		8,463
SPECIALTY RETAIL—1.8%
4,158	Asbury Automotive Group, Inc. *	907
7,725	Boot Barn Holdings, Inc. *	806
12,872	Camping World Holdings, Inc. Class A	155
3,566	Lands' End, Inc. *	32
3,302	Sonic Automotive, Inc. Class A	200
		2,100
TEXTILES, APPAREL & LUXURY GOODS—0.6%
21,354	Levi Strauss & Co. Class A	342
3,627	Movado Group, Inc.	50
46,624	Under Armour, Inc. Class A*	267
		659
TRADING COMPANIES & DISTRIBUTORS—1.4%
11,994	Boise Cascade Co.	1,119
2,837	DXP Enterprises, Inc. *	251
20,245	MRC Global, Inc. *	236
		1,606
WIRELESS TELECOMMUNICATION SERVICES—0.1%
2,658	U.S. Cellular Corp. *	183
TOTAL COMMON STOCKS (Cost $120,747)		113,024

EXCHANGE-TRADED FUNDS—4.2%

CAPITAL MARKETS—4.2%
74,583	Invesco S&P SmallCap Energy ETF	2,577
32,555	Invesco S&P SmallCap Financials ETF	1,646
12,470	Invesco S&P SmallCap Utilities & Communication Services ETF	688
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,145)		4,911
TOTAL INVESTMENTS—100.0% (Cost $126,892)		117,935
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(7)
TOTAL NET ASSETS—100%		$117,928

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2024 through April 30, 2025. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 04/30/2025 (000s)
Invesco S&P SmallCap Financials ETF	$263	$1,590	$(3)	$—	$(204)	$10	$1,646
Invesco S&P SmallCap Utilities & Communication Services ETF	—	747	—	—	(59)	1	688
Total	$263	$2,337	$(3)	$—	$(263)	$11	$2,334
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
BANKS—8.6%
20,001,300	Bank Central Asia Tbk. PT (Indonesia)	$10,633
358,717	HDFC Bank Ltd. ADR (India)[1]	26,075
		36,708
BEVERAGES—2.0%
310,259	Diageo PLC (United Kingdom)	8,650
BUILDING PRODUCTS—5.2%
446,449	Assa Abloy AB Class B (Sweden)	13,469
77,100	Daikin Industries Ltd. (Japan)	8,787
		22,256
CAPITAL MARKETS—4.5%
60,239	Deutsche Boerse AG (Germany)	19,347
CHEMICALS—4.8%
45,749	Linde PLC (United States)	20,735
CONSTRUCTION & ENGINEERING—2.7%
81,786	Vinci SA (France)	11,359
ELECTRIC UTILITIES—2.6%
493,508	SSE PLC (United Kingdom)	11,128
ELECTRICAL EQUIPMENT—3.2%
59,203	Schneider Electric SE (United States)	13,695
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
28,600	Keyence Corp. (Japan)	11,970
FOOD PRODUCTS—3.9%
157,874	Nestle SA (United States)	16,783
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
130,700	Hoya Corp. (Japan)	15,339
HOTELS, RESTAURANTS & LEISURE—3.4%
430,124	Compass Group PLC (United Kingdom)	14,434
HOUSEHOLD DURABLES—4.3%
694,203	Sony Group Corp. (Japan)	18,309
INDUSTRIAL CONGLOMERATES—3.7%
70,167	Siemens AG (Germany)	16,053

COMMON STOCKS—Continued
Shares		Value
INSURANCE—3.2%
1,839,600	AIA Group Ltd. (Hong Kong)	$13,781
MACHINERY—7.0%
743,301	Atlas Copco AB Class A (Sweden)	11,524
436,551	Epiroc AB Class A (Sweden)	9,431
28,200	SMC Corp. (Japan)	9,165
		30,120
PERSONAL CARE PRODUCTS—3.2%
30,997	L’Oreal SA (France)*	13,590
PHARMACEUTICALS—7.0%
111,383	AstraZeneca PLC (United Kingdom)	15,925
210,520	Novo Nordisk AS Class B (Denmark)	13,901
		29,826
PROFESSIONAL SERVICES—4.1%
321,014	RELX PLC (United Kingdom)	17,399
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
16,126	ASML Holding NV (Netherlands)	10,641
107,684	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	17,950
		28,591
SOFTWARE—6.7%
99,233	SAP SE (Germany)	28,700
TEXTILES, APPAREL & LUXURY GOODS—2.4%
18,469	LVMH Moet Hennessy Louis Vuitton SE (France)	10,208
TRADING COMPANIES & DISTRIBUTORS—3.8%
98,013	Ferguson Enterprises, Inc. (United States)	16,471
TOTAL COMMON STOCKS (Cost $423,083)		425,452
TOTAL INVESTMENTS—99.4% (Cost $423,083)		425,452
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		2,637
TOTAL NET ASSETS—100%		$428,089

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Disciplined Alpha LLC
Value and Cost in Thousands

COMMON STOCKS—97.5%
Shares		Value
AIR FREIGHT & LOGISTICS—1.6%
1,805	CH Robinson Worldwide, Inc. [1]	$161
1,508	Expeditors International of Washington, Inc. [1]	166
		327
BIOTECHNOLOGY—3.1%
579	Amgen, Inc. [1]	168
3,308	Exact Sciences Corp. *,1	151
4,056	Exelixis, Inc. *,1	159
1,411	Gilead Sciences, Inc. [1]	150
		628
BROADLINE RETAIL—0.8%
2,319	eBay, Inc. [1]	158
CHEMICALS—2.4%
4,545	Axalta Coating Systems Ltd. *	148
741	Ecolab, Inc. [1]	186
315	Linde PLC [1]	143
		477
COMMUNICATIONS EQUIPMENT—1.7%
2,400	Ciena Corp. *,1	161
684	F5, Inc. *,1	181
		342
CONSTRUCTION MATERIALS—0.7%
1,543	CRH PLC [1]	147
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.7%
1,212	BJ’s Wholesale Club Holdings, Inc. *	142
308	Casey’s General Stores, Inc.	142
147	Costco Wholesale Corp. [1]	146
2,065	Kroger Co. [1]	149
2,347	Sysco Corp. [1]	168
2,887	U.S. Foods Holding Corp. *	190
2,135	Walmart, Inc. [1]	208
		1,145
CONTAINERS & PACKAGING—2.7%
38,483	Amcor PLC [1]	354
2,029	Crown Holdings, Inc.	195
		549
DIVERSIFIED CONSUMER SERVICES—2.5%
17,970	ADT, Inc.	144
485	Duolingo, Inc. *,1	189
988	Grand Canyon Education, Inc. *	176
		509
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
6,605	AT&T, Inc. [1]	183
ELECTRIC UTILITIES—3.6%
1,334	American Electric Power Co., Inc. [1]	145
1,593	Entergy Corp. [1]	132
2,097	Evergy, Inc.	145
3,035	Exelon Corp. [1]	142
3,741	OGE Energy Corp.	170
		734

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
2,393	Amphenol Corp. Class A1	$184
3,075	Avnet, Inc. [1]	145
3,382	Corning, Inc. [1]	150
354	Teledyne Technologies, Inc. *,1	165
		644
ENERGY EQUIPMENT & SERVICES—3.3%
3,713	Baker Hughes Co. [1]	132
34,813	NOV, Inc. [1]	404
4,914	TechnipFMC PLC (United Kingdom)[1]	138
		674
ENTERTAINMENT—5.5%
1,127	Live Nation Entertainment, Inc. *,1	149
751	Madison Square Garden Sports Corp. *,1	145
212	Netflix, Inc. *,1	240
2,393	ROBLOX Corp. Class A*,1	160
359	Spotify Technology SA *,1	220
1,201	TKO Group Holdings, Inc. [1]	196
		1,110
GAS UTILITIES—1.8%
2,117	National Fuel Gas Co.	162
6,116	UGI Corp.	201
		363
GROUND TRANSPORTATION—2.5%
1,172	Ryder System, Inc. [1]	162
2,422	Uber Technologies, Inc. *,1	196
2,397	U-Haul Holding Co. *,1	147
		505
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
2,118	Boston Scientific Corp. *,1	218
469	Insulet Corp. *,1	118
292	Intuitive Surgical, Inc. *,1	151
886	Masimo Corp. *	142
		629
HEALTH CARE PROVIDERS & SERVICES—5.2%
1,224	Cardinal Health, Inc. [1]	173
528	Cencora, Inc. [1]	155
273	Chemed Corp.	159
1,473	Encompass Health Corp.	172
290	McKesson Corp. [1]	207
995	Quest Diagnostics, Inc. [1]	177
		1,043
HEALTH CARE TECHNOLOGY—1.8%
3,854	Doximity, Inc. Class A*	219
588	Veeva Systems, Inc. Class A*,1	138
		357
HOTELS, RESTAURANTS & LEISURE—5.9%
41	Booking Holdings, Inc. [1]	209
2,409	Boyd Gaming Corp.	167
908	Darden Restaurants, Inc. [1]	182
306	Domino’s Pizza, Inc. [1]	150
852	DoorDash, Inc. Class A*,1	164

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,647	Planet Fitness, Inc. Class A*,1	$156
1,066	Yum! Brands, Inc. [1]	160
		1,188
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.9%
13,740	Brookfield Renewable Corp. (Canada)	391
IT SERVICES—5.0%
29,148	DXC Technology Co. *	453
1,042	GoDaddy, Inc. Class A*,1	196
692	International Business Machines Corp. [1]	167
673	VeriSign, Inc. *,1	190
		1,006
LIFE SCIENCES TOOLS & SERVICES—2.6%
1,381	Agilent Technologies, Inc. [1]	148
14,384	Azenta, Inc. *,1	379
		527
MEDIA—1.5%
2,910	New York Times Co. Class A1	152
945	Nexstar Media Group, Inc. [1]	141
		293
METALS & MINING—1.5%
567	Reliance, Inc.	164
756	Royal Gold, Inc. [1]	138
		302
MULTI-UTILITIES—2.3%
3,861	CenterPoint Energy, Inc.	150
1,574	Consolidated Edison, Inc. [1]	177
3,644	NiSource, Inc.	143
		470
OIL, GAS & CONSUMABLE FUELS—3.0%
9,613	Antero Midstream Corp. [1]	159
566	Cheniere Energy, Inc. [1]	131
5,432	Kinder Morgan, Inc. [1]	143
3,021	Williams Cos., Inc. [1]	177
		610
PHARMACEUTICALS—2.5%
3,112	Bristol-Myers Squibb Co. [1]	156
1,022	Johnson & Johnson [1]	160

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
5,938	Royalty Pharma PLC Class A1	$195
		511
SOFTWARE—11.6%
630	AppLovin Corp. Class A*,1	170
605	Autodesk, Inc. *,1	166
13,506	Dropbox, Inc. Class A*	386
3,302	Dynatrace, Inc. *,1	155
1,793	Fortinet, Inc. *,1	186
14,851	Gen Digital, Inc. [1]	384
883	Guidewire Software, Inc. *,1	181
2,384	Palantir Technologies, Inc. Class A*,1	282
742	Palo Alto Networks, Inc. *,1	139
1,860	Zoom Communications, Inc. *,1	144
694	Zscaler, Inc. *,1	157
		2,350
SPECIALTY RETAIL—6.7%
45	AutoZone, Inc. *,1	169
978	Carvana Co. *,1	239
13,994	GameStop Corp. Class A*,1	390
126	O’Reilly Automotive, Inc. *,1	178
1,211	TJX Cos., Inc. [1]	156
1,415	Williams-Sonoma, Inc. [1]	219
		1,351
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,871	GCI Liberty, Inc. *	— [x]
771	T-Mobile U.S., Inc. [1]	190
		190
TOTAL COMMON STOCKS (Cost $17,240)		19,713

EXCHANGE-TRADED FUNDS—3.6%

(Cost $649)
CAPITAL MARKETS—3.6%
2,388	SPDR Gold Shares [1]	726
TOTAL INVESTMENTS—101.1% (Cost $17,889)		20,439
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(218)
TOTAL NET ASSETS—100%		$20,221

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT
Value and Cost in Thousands

COMMON STOCKS—(59.1)%
Shares		Value
BIOTECHNOLOGY—(8.1)%
(22,229)	Apellis Pharmaceuticals, Inc. *	$(427)
(10,780)	Moderna, Inc. *	(308)
(499)	Regeneron Pharmaceuticals, Inc.	(299)
(5,106)	Sarepta Therapeutics, Inc. *	(318)
(961)	United Therapeutics Corp. *	(291)
(1,643)
BROADLINE RETAIL—(1.4)%
(1,563)	Amazon.com, Inc. *	(288)
CHEMICALS—(1.4)%
(21,098)	Huntsman Corp.	(281)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—(1.6)%
(4,969)	Coherent Corp. *	(320)
ENERGY EQUIPMENT & SERVICES—(1.3)%
(6,165)	Weatherford International PLC	(255)
GROUND TRANSPORTATION—(2.7)%
(27,688)	Lyft, Inc. Class A*	(343)
(863)	Saia, Inc. *	(211)
(554)
HEALTH CARE EQUIPMENT & SUPPLIES—(2.0)%
(11,645)	Enovis Corp. *	(403)
HEALTH CARE PROVIDERS & SERVICES—(1.4)%
(12,362)	Acadia Healthcare Co., Inc. *	(289)
HOTELS, RESTAURANTS & LEISURE—(3.1)%
(1,429)	Royal Caribbean Cruises Ltd.	(307)
(1,248)	Wingstop, Inc.	(329)
(636)
INTERACTIVE MEDIA & SERVICES—(3.0)%
(1,784)	Alphabet, Inc. Class A	(283)
(593)	Meta Platforms, Inc. Class A	(326)
(609)

COMMON STOCKS—Continued
Shares		Value
MEDIA—(1.6)%
(14,834)	Sirius XM Holdings, Inc.	$(318)
OIL, GAS & CONSUMABLE FUELS—(11.5)%
(28,670)	APA Corp.	(446)
(2,984)	Chord Energy Corp.	(269)
(9,702)	Civitas Resources, Inc.	(264)
(12,358)	Devon Energy Corp.	(376)
(95,911)	New Fortress Energy, Inc.	(521)
(38,729)	Permian Resources Corp.	(457)
(2,333)
PASSENGER AIRLINES—(1.5)%
(6,607)	Alaska Air Group, Inc. *	(293)
PHARMACEUTICALS—(1.7)%
(373)	Eli Lilly & Co.	(335)
SOFTWARE—(9.1)%
(820)	Adobe, Inc. *	(308)
(36,738)	DoubleVerify Holdings, Inc. *	(487)
(17,943)	Five9, Inc. *	(451)
(732)	Microsoft Corp.	(289)
(16,032)	SentinelOne, Inc. Class A*	(297)
(1,832)
SPECIALTY RETAIL—(6.2)%
(8,672)	Advance Auto Parts, Inc.	(284)
(4,594)	Five Below, Inc. *	(349)
(1,039)	Lithia Motors, Inc.	(304)
(1,747)	RH *	(321)
(1,258)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—(1.5)%
(3,284)	Dell Technologies, Inc. Class C	(301)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds - $13,679)		(11,948)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS - $13,679)		$(11,948)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Roundhill Magnificent Seven ETF	$47.00	06/20/2025	1,090	$5,023	$213	$326
Roundhill Magnificent Seven ETF	39.00	09/19/2025	1,150	5,299	330	170
Total Put Purchased Options					$543	$496
FAIR VALUE MEASUREMENTS
As of April 30, 2025, the investment in GCI Liberty, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2025. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2024 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2025 (000s)	Unrealized Gain/(Loss) as of 04/30/2025 (000s)
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2025 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
GCI Liberty, Inc.*	$—	Market Approach	Estimated Recovery Value	$ 0.00

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
As of April 30, 2025, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $16,079.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—3.3%
6,225	Axon Enterprise, Inc. *	$3,818
65,897	Boeing Co. *	12,075
42,147	General Electric Co.	8,494
		24,387
AUTOMOBILES—1.9%
51,278	Tesla, Inc. *	14,469
BANKS—1.0%
17,684	JPMorgan Chase & Co.	4,326
278,430	NU Holdings Ltd. Class A (Brazil)*	3,461
		7,787
BEVERAGES—0.5%
48,741	Coca-Cola Co.	3,536
BIOTECHNOLOGY—1.8%
26,120	Vertex Pharmaceuticals, Inc. *	13,308
BROADLINE RETAIL—8.4%
295,209	Amazon.com, Inc. *	54,442
3,674	MercadoLibre, Inc. (Brazil)*	8,564
		63,006
CAPITAL MARKETS—1.0%
3,547	Goldman Sachs Group, Inc.	1,942
12,418	KKR & Co., Inc.	1,419
5,536	LPL Financial Holdings, Inc.	1,770
5,759	Moody’s Corp.	2,610
		7,741
COMMUNICATIONS EQUIPMENT—0.6%
57,566	Arista Networks, Inc. *	4,736
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.7%
16,350	Costco Wholesale Corp.	16,260
115,241	Walmart, Inc.	11,207
		27,467
ELECTRIC UTILITIES—0.3%
10,226	Constellation Energy Corp.	2,285
ELECTRICAL EQUIPMENT—0.4%
34,466	Vertiv Holdings Co. Class A	2,943
ENTERTAINMENT—7.4%
35,526	Netflix, Inc. *	40,205
16,233	Spotify Technology SA *	9,967
59,953	Walt Disney Co.	5,453
		55,625
FINANCIAL SERVICES—5.7%
27,783	Apollo Global Management, Inc.	3,792
49,545	Mastercard, Inc. Class A	27,153
33,149	Visa, Inc. Class A	11,453
		42,398
GROUND TRANSPORTATION—1.3%
118,026	Uber Technologies, Inc. *	9,561

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
54,501	Abbott Laboratories	$7,126
55,280	Dexcom, Inc. *	3,946
52,712	Edwards Lifesciences Corp. *	3,979
10,475	Intuitive Surgical, Inc. *	5,403
		20,454
HEALTH CARE PROVIDERS & SERVICES—0.7%
26,040	Cardinal Health, Inc.	3,679
4,388	UnitedHealth Group, Inc.	1,806
		5,485
HOTELS, RESTAURANTS & LEISURE—1.4%
23,368	Airbnb, Inc. Class A*	2,849
20,415	Hilton Worldwide Holdings, Inc.	4,603
42,454	Starbucks Corp.	3,399
		10,851
INSURANCE—0.3%
8,750	Progressive Corp.	2,465
INTERACTIVE MEDIA & SERVICES—9.5%
202,827	Alphabet, Inc. Class A	32,209
63,409	Meta Platforms, Inc. Class A	34,812
35,399	Reddit, Inc. Class A*	4,126
		71,147
IT SERVICES—0.9%
24,637	Shopify, Inc. Class A (Canada)*	2,341
27,677	Snowflake, Inc. Class A*	4,414
		6,755
LIFE SCIENCES TOOLS & SERVICES—0.5%
18,112	Danaher Corp.	3,610
MEDIA—0.3%
41,353	Trade Desk, Inc. Class A*	2,218
OIL, GAS & CONSUMABLE FUELS—0.5%
14,946	Cheniere Energy, Inc.	3,454
PHARMACEUTICALS—4.5%
35,616	AstraZeneca PLC ADR (United Kingdom)[1]	2,557
27,997	Eli Lilly & Co.	25,168
91,831	Novo Nordisk AS ADR (Denmark)[1]	6,102
		33,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.8%
134,264	Broadcom, Inc.	25,842
165,480	Intel Corp.	3,326
70,851	Lam Research Corp.	5,078
24,924	Marvell Technology, Inc.	1,455
586,219	NVIDIA Corp.	63,851
12,148	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,025
9,899	Texas Instruments, Inc.	1,584
		103,161
SOFTWARE—14.4%
3,472	Adobe, Inc. *	1,302
6,167	AppLovin Corp. Class A*	1,661

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
26,914	Cadence Design Systems, Inc. *	$8,013
17,790	Crowdstrike Holdings, Inc. Class A*	7,630
31,566	Datadog, Inc. Class A*	3,225
11,485	HubSpot, Inc. *	7,023
167,879	Microsoft Corp.	66,356
11,952	Palo Alto Networks, Inc. *	2,234
6,695	Salesforce, Inc.	1,799
2,091	ServiceNow, Inc. *	1,997
14,915	Synopsys, Inc. *	6,846
		108,086
SPECIALIZED REITS—0.6%
19,611	American Tower Corp.	4,421
SPECIALTY RETAIL—2.8%
106,324	Industria de Diseno Textil SA ADR (Spain)[1]	2,862
5,896	O’Reilly Automotive, Inc. *	8,344
74,914	TJX Cos., Inc.	9,640
		20,846

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.3%
256,302	Apple, Inc.	$54,464
TEXTILES, APPAREL & LUXURY GOODS—0.9%
30,900	adidas AG ADR (Germany)[1]	3,536
52,606	NIKE, Inc. Class B	2,967
		6,503
TOTAL COMMON STOCKS (Cost $641,677)		736,996
TOTAL INVESTMENTS—98.4% (Cost $641,677)		736,996
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		12,077
TOTAL NET ASSETS—100%		$749,073

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.7%
Shares		Value
COMMODITY FUNDS—13.2%
5,188	Goldman Sachs Physical Gold ETF	$169
1,704	SPDR Gold Shares	517
		686
EQUITY FUNDS—60.9%
3,124	Communication Services Select Sector SPDR Fund	298
1,773	Energy Select Sector SPDR Fund	143
10,614	Franklin FTSE United Kingdom ETF	309
1,879	iShares Core S&P 500 ETF	1,049
1,845	iShares MSCI EAFE ETF	156
6,040	iShares MSCI Emerging Markets ETF	264
3,644	iShares MSCI Japan ETF	260
946	Technology Select Sector SPDR Fund	199
6,482	Vanguard FTSE Europe ETF	473
		3,151
FIXED INCOME FUNDS—25.6%
3,535	iShares 20+ Year Treasury Bond ETF	316

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
2,078	iShares 7-10 Year Treasury Bond ETF	$200
2,662	iShares Broad USD Investment Grade Corporate Bond ETF	135
2,163	iShares iBoxx $ High Yield Corporate Bond ETF	170
1,090	iShares JP Morgan USD Emerging Markets Bond ETF	98
1,263	iShares MBS ETF	119
927	iShares TIPS Bond ETF	102
3,111	Vanguard Short-Term Treasury ETF	184
		1,324
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,738)		5,161
TOTAL INVESTMENTS—99.7% (Cost $4,738)		5,161
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		16
TOTAL NET ASSETS—100%		$5,177

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AUTOMOBILES—8.1%
58,044	Kia Corp. (South Korea)	$3,691
109,758	Li Auto, Inc. Class A (China)*	1,348
475,145	Tata Motors Ltd. (India)	3,619
		8,658
BANKS—18.2%
88,945	Al Rajhi Bank (Saudi Arabia)	2,310
3,979,782	Banco de Chile (Chile)	584
2,041,554	Bank Central Asia Tbk. PT (Indonesia)	1,085
4,533,550	Bank of China Ltd. Class H (China)	2,537
615,000	China CITIC Bank Corp. Ltd. Class H (China)	486
3,010,656	China Construction Bank Corp. Class H (China)	2,477
79,839	Commercial International Bank (Egypt)	127
1,369	Credicorp Ltd. (Peru)	277
71,910	Eurobank Ergasias Services & Holdings SA (Greece)	202
36,597	Grupo Financiero Banorte SAB de CV Class O (Mexico)	314
59,700	Hong Leong Bank Bhd. (Malaysia)	276
154,329	ICICI Bank Ltd. (India)	2,602
4,972	Komercni Banka AS (Czech Republic)	240
44,309	Kotak Mahindra Bank Ltd. (India)	1,155
333,528	Kuwait Finance House KSCP (Kuwait)	787
556,346	Malayan Banking Bhd. (Malaysia)	1,288
54,441	National Bank of Greece SA (Greece)	573
3,739	OTP Bank Nyrt (Hungary)	275
55,520	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,063
61,897	Qatar National Bank QPSC (Qatar)	284
56,718	Saudi National Bank (Saudi Arabia)	540
		19,482
BEVERAGES—1.7%
168,700	Arca Continental SAB de CV (Mexico)	1,777
BIOTECHNOLOGY—0.5%
21,900	Imeik Technology Development Co. Ltd. Class A (China)	522
BROADLINE RETAIL—1.0%
66,050	JD.com, Inc. Class A (China)	1,089
CAPITAL MARKETS—1.8%
908,400	Guotai Haitong Securities Co. Ltd. Class H (China)[1]	1,298
11,775	HDFC Asset Management Co. Ltd. (India)[1]	609
		1,907
CHEMICALS—3.0%
112,661	Asian Paints Ltd. (India)	3,222
CONSTRUCTION & ENGINEERING—1.8%
3,716,771	China Communications Services Corp. Ltd. Class H (China)	1,941
CONSTRUCTION MATERIALS—0.2%
229,706	TCC Group Holdings Co. Ltd. (Taiwan)	213
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
77,857	Bid Corp. Ltd. (South Africa)	1,957
CONTAINERS & PACKAGING—0.4%
128,541	Klabin SA (Brazil)	420

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED REITS—0.1%
100,600	Fibra Uno Administracion SA de CV (Mexico)	$130
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
184,023	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	872
168,296	Ooredoo QPSC (Qatar)	599
		1,471
ELECTRIC UTILITIES—0.2%
57,991	Power Grid Corp. of India Ltd. (India)	210
ELECTRICAL EQUIPMENT—2.0%
261,200	Sungrow Power Supply Co. Ltd. Class A (China)	2,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.2%
1,560,492	Synnex Technology International Corp. (Taiwan)	3,459
ENTERTAINMENT—3.5%
277,794	Tencent Music Entertainment Group ADR (China)[2]	3,728
FINANCIAL SERVICES—1.2%
320,455	FirstRand Ltd. (South Africa)	1,251
FOOD PRODUCTS—0.2%
25,166	Marico Ltd. (India)	211
GAS UTILITIES—0.9%
80,321	ENN Energy Holdings Ltd. (China)	638
362,000	Kunlun Energy Co. Ltd. (China)	345
		983
HOTELS, RESTAURANTS & LEISURE—1.4%
85,612	Meituan Class B (China)*,1	1,438
HOUSEHOLD DURABLES—3.0%
16,568	Dixon Technologies India Ltd. (India)	3,216
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
169,200	China Yangtze Power Co. Ltd. Class A (China)	687
INSURANCE—3.1%
82,800	BB Seguridade Participacoes SA (Brazil)	624
813,656	China Life Insurance Co. Ltd. Class H (China)	1,490
364,184	KGI Financial Holding Co. Ltd. (Taiwan)	188
557,904	PICC Property & Casualty Co. Ltd. Class H (China)	1,028
		3,330
METALS & MINING—1.2%
108,631	JSW Steel Ltd. (India)	1,318
OIL, GAS & CONSUMABLE FUELS—5.3%
144,690	Oil & Natural Gas Corp. Ltd. (India)	417
670,715	Petronet LNG Ltd. (India)	2,488
1,304,955	PTT PCL (Thailand)	1,201
196,651	Saudi Arabian Oil Co. (Saudi Arabia)[1]	1,329
146,300	United Tractors Tbk. PT (Indonesia)	200
		5,635
PASSENGER AIRLINES—3.0%
2,224,732	Eva Airways Corp. (Taiwan)	2,678
76,176	Turk Hava Yollari AO (Turkey)*	563
		3,241

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL CARE PRODUCTS—1.0%
4,630	LG H&H Co. Ltd. (South Korea)	$1,099
PHARMACEUTICALS—2.6%
37,332	SK Biopharmaceuticals Co. Ltd. (South Korea)*	2,797
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
406,900	Ayala Land, Inc. (Philippines)	183
43,617	DLF Ltd. (India)	346
213,405	Emaar Properties PJSC (United Arab Emirates)	761
5,100	KE Holdings, Inc. ADR (China)[2]	104
24,265	NEPI Rockcastle NV (Romania)	186
792,398	SM Prime Holdings, Inc. (Philippines)	345
		1,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
106,648	Global Unichip Corp. (Taiwan)	3,418
89,869	MediaTek, Inc. (Taiwan)	3,793
		7,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—12.0%
205,056	Asustek Computer, Inc. (Taiwan)	3,719
3,308,047	Lenovo Group Ltd. (China)	3,835
65,961	Shenzhen Transsion Holdings Co. Ltd. Class A (China)	680
11,003	Wiwynn Corp. (Taiwan)	657
609,637	Xiaomi Corp. Class B (China)*,1	3,926
		12,817

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.5%
15,425	Posco International Corp. (South Korea)	$536
WIRELESS TELECOMMUNICATION SERVICES—6.3%
45,764	Bharti Airtel Ltd. (India)	1,005
53,053	SK Telecom Co. Ltd. (South Korea)	2,027
1,127,388	TIM SA (Brazil)	3,764
		6,796
TOTAL COMMON STOCKS (Cost $104,749)		106,856

PREFERRED STOCKS—0.2%

BANKS—0.2%
15,734	Bancolombia SA (Colombia)	162
18,200	Itau Unibanco Holding SA (Brazil)	114
TOTAL PREFERRED STOCKS (Cost $247)		276
TOTAL INVESTMENTS—99.9% (Cost $104,996)		107,132
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		60
TOTAL NET ASSETS—100%		$107,192

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $8,600 or 8% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—0.8%
3,566	Thales SA (France)	$989
AUTOMOBILE COMPONENTS—2.7%
249,500	Denso Corp. (Japan)	3,224
AUTOMOBILES—2.7%
53,982	Mercedes-Benz Group AG (Germany)	3,209
BANKS—7.7%
37,524	Banco BPM SpA (Italy)	416
191,170	Banco Santander SA (Spain)	1,339
287,179	Barclays PLC (United Kingdom)	1,136
63,001	BOC Hong Kong Holdings Ltd. (China)	262
10	DBS Group Holdings Ltd. (Singapore)	—
3,147	KBC Group NV (Belgium)	289
30,200	Oversea-Chinese Banking Corp. Ltd. (Singapore)	374
18,873	Royal Bank of Canada (Canada)	2,265
17,539	Societe Generale SA (France)	906
35,835	UniCredit SpA (Italy)	2,069
		9,056
BIOTECHNOLOGY—2.8%
109,299	Swedish Orphan Biovitrum AB (Sweden)*	3,313
CAPITAL MARKETS—4.7%
51,843	3i Group PLC (United Kingdom)	2,925
735	Deutsche Boerse AG (Germany)	237
2,600	Futu Holdings Ltd. ADR (Hong Kong)[1]	240
176	Partners Group Holding AG (Switzerland)	229
173,100	Singapore Exchange Ltd. (Singapore)	1,903
		5,534
CHEMICALS—1.2%
3,761	Akzo Nobel NV (Netherlands)	237
80,900	Nippon Paint Holdings Co. Ltd. (Japan)	614
29,200	Nitto Denko Corp. (Japan)	510
		1,361
COMMERCIAL SERVICES & SUPPLIES—1.4%
125,630	Brambles Ltd. (Australia)	1,651
COMMUNICATIONS EQUIPMENT—1.5%
214,419	Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,805
CONSTRUCTION & ENGINEERING—1.5%
19,579	Stantec, Inc. (Canada)	1,718
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.6%
21,518	George Weston Ltd. (Canada)	4,193
DIVERSIFIED CONSUMER SERVICES—1.1%
82,482	Pearson PLC (United Kingdom)	1,315
ELECTRIC UTILITIES—0.3%
18,475	Fortum OYJ (Finland)	309
8	Iberdrola SA (Spain)	—
		309
ENTERTAINMENT—3.6%
50,700	Nintendo Co. Ltd. (Japan)	4,195

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.4%
19,805	Groupe Bruxelles Lambert NV (Belgium)	$1,627
FOOD PRODUCTS—0.0%
4	Yakult Honsha Co. Ltd. (Japan)	—
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
33,944	Koninklijke Philips NV (Netherlands)	858
31,627	Straumann Holding AG (Switzerland)	3,857
		4,715
HOTELS, RESTAURANTS & LEISURE—0.7%
10,117	Amadeus IT Group SA (Spain)	793
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.0%
16,891	Brookfield Renewable Corp. (Canada)	482
47,445	Orsted AS (Denmark)*,2	1,885
		2,367
INDUSTRIAL CONGLOMERATES—1.5%
7,781	Siemens AG (Germany)	1,780
INSURANCE—10.0%
4,291	Ageas SA (Belgium)	269
10	Allianz SE (Germany)	4
193,139	Aviva PLC (United Kingdom)	1,441
45,161	Manulife Financial Corp. (Canada)	1,384
472,757	Medibank Pvt Ltd. (Australia)	1,408
1,207	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	823
7	QBE Insurance Group Ltd. (Australia)	—
146,790	Sampo OYJ Class A (Finland)	1,466
22,601	Sun Life Financial, Inc. (Canada)	1,347
85,660	Suncorp Group Ltd. (Australia)	1,112
3,518	Zurich Insurance Group AG (Switzerland)	2,482
		11,736
IT SERVICES—3.5%
116,304	Obic Co. Ltd. (Japan)	4,060
MARINE TRANSPORTATION—3.3%
119,200	Nippon Yusen KK (Japan)	3,877
METALS & MINING—5.2%
63,505	Antofagasta PLC (Chile)	1,382
275,866	BlueScope Steel Ltd. (Australia)	4,218
21,265	Pan American Silver Corp. (Canada)	535
		6,135
MULTI-UTILITIES—0.2%
118,966	Centrica PLC (United Kingdom)	254
OIL, GAS & CONSUMABLE FUELS—3.6%
43,338	Galp Energia SGPS SA (Portugal)	670
61,444	TotalEnergies SE (France)	3,561
		4,231
PERSONAL CARE PRODUCTS—3.6%
1,684	Beiersdorf AG (Germany)	236
9,050	L’Oreal SA (France)*	3,968
		4,204

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.7%
20,922	AstraZeneca PLC (United Kingdom)	$2,992
7,629	Roche Holding AG (United States)	2,489
		5,481
PROFESSIONAL SERVICES—1.5%
27,100	Recruit Holdings Co. Ltd. (Japan)	1,505
5,740	RELX PLC (United Kingdom)	311
		1,816
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
296,700	CapitaLand Investment Ltd. (Singapore)	625
4	Daito Trust Construction Co. Ltd. (Japan)	1
27,000	Sun Hung Kai Properties Ltd. (Hong Kong)	256
		882
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
1,044	ASML Holding NV (Netherlands)	689
SOFTWARE—3.8%
111,572	Sage Group PLC (United Kingdom)	1,840
9,087	SAP SE (Germany)	2,628
		4,468
TEXTILES, APPAREL & LUXURY GOODS—1.3%
25,630	Moncler SpA (Italy)	1,569

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—8.3%
30,688	AerCap Holdings NV (Ireland)	$3,253
5,572	IMCD NV (Netherlands)	737
50,401	Rexel SA (France)	1,393
218,000	Toyota Tsusho Corp. (Japan)	4,307
		9,690
WIRELESS TELECOMMUNICATION SERVICES—2.2%
35,800	SoftBank Group Corp. (Japan)	1,794
801,238	Vodafone Group PLC (United Kingdom)	782
		2,576
TOTAL COMMON STOCKS (Cost $104,461)		114,822

PREFERRED STOCKS—1.7%

(Cost $1,718)
AUTOMOBILES—1.7%
18,776	Volkswagen AG (Germany)	2,030
TOTAL INVESTMENTS—99.5% (Cost $106,179)		116,852
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		596
TOTAL NET ASSETS—100%		$117,448

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $1,885 or 2% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—2.5%
3,452	General Electric Co.	$696
602	Northrop Grumman Corp.	293
4,845	RTX Corp.	611
		1,600
AUTOMOBILES—1.9%
5,993	General Motors Co.	271
3,383	Tesla, Inc. *	955
		1,226
BANKS—4.4%
5,539	Bank of America Corp.	221
2,614	Commerce Bancshares, Inc.	159
13,066	Fifth Third Bancorp	470
4,959	JPMorgan Chase & Co.	1,213
7,526	Wells Fargo & Co.	534
4,442	Zions Bancorp NA	200
		2,797
BEVERAGES—0.5%
2,289	PepsiCo, Inc.	310
BIOTECHNOLOGY—1.4%
938	Amgen, Inc.	273
6,891	Exelixis, Inc. *	270
6,122	Incyte Corp. *	383
		926
BROADLINE RETAIL—3.8%
13,128	Amazon.com, Inc. *	2,421
BUILDING PRODUCTS—1.6%
4,878	Johnson Controls International PLC	409
1,595	Trane Technologies PLC	612
		1,021
CAPITAL MARKETS—1.9%
331	Goldman Sachs Group, Inc.	181
1,043	Morgan Stanley	121
474	MSCI, Inc.	258
1,075	Raymond James Financial, Inc.	147
390	S&P Global, Inc.	195
3,565	State Street Corp.	314
		1,216
CHEMICALS—1.8%
7,455	DuPont de Nemours, Inc.	492
2,488	Ecolab, Inc.	626
		1,118
COMMUNICATIONS EQUIPMENT—1.9%
4,050	Arista Networks, Inc. *	333
1,693	F5, Inc. *	448
1,052	Motorola Solutions, Inc.	464
		1,245
CONSTRUCTION & ENGINEERING—0.4%
2,420	AECOM	239

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—0.4%
2,606	CRH PLC	$249
CONSUMER FINANCE—0.7%
8,827	Synchrony Financial	459
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.9%
670	Costco Wholesale Corp.	666
9,708	Kroger Co.	701
354	U.S. Foods Holding Corp. *	23
11,473	Walmart, Inc.	1,116
		2,506
CONTAINERS & PACKAGING—0.4%
1,528	AptarGroup, Inc.	229
ELECTRIC UTILITIES—2.8%
5,088	Entergy Corp.	423
14,598	Exelon Corp.	685
4,410	NRG Energy, Inc.	483
12,136	PG&E Corp.	201
		1,792
ENERGY EQUIPMENT & SERVICES—0.8%
11,788	Baker Hughes Co.	417
6,601	NOV, Inc.	77
		494
ENTERTAINMENT—1.7%
947	Netflix, Inc. *	1,072
FINANCIAL SERVICES—5.6%
1,370	Berkshire Hathaway, Inc. Class B*	731
1,299	Equitable Holdings, Inc.	64
2,116	Mastercard, Inc. Class A	1,160
3,266	PayPal Holdings, Inc. *	215
3,980	Visa, Inc. Class A	1,375
		3,545
FOOD PRODUCTS—1.1%
1,877	Mondelez International, Inc. Class A	128
9,278	Tyson Foods, Inc. Class A	568
		696
GROUND TRANSPORTATION—0.4%
3,153	Uber Technologies, Inc. *	255
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
2,861	Boston Scientific Corp. *	294
6,329	Hologic, Inc. *	369
		663
HEALTH CARE PROVIDERS & SERVICES—2.0%
1,037	Cigna Group	353
1,003	McKesson Corp.	715
827	Tenet Healthcare Corp. *	118
259	UnitedHealth Group, Inc.	106
		1,292
HEALTH CARE TECHNOLOGY—0.4%
1,050	Veeva Systems, Inc. Class A*	245

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.7%
903	Airbnb, Inc. Class A*	$110
2,220	Aramark	74
1,657	DoorDash, Inc. Class A*	320
1,462	Expedia Group, Inc.	230
676	Royal Caribbean Cruises Ltd.	145
1,164	Texas Roadhouse, Inc.	193
		1,072
HOUSEHOLD PRODUCTS—0.6%
4,297	Colgate-Palmolive Co.	396
INSURANCE—2.8%
1,591	Allstate Corp.	316
2,401	Axis Capital Holdings Ltd.	231
4,562	Hartford Insurance Group, Inc.	559
1,822	Marsh & McLennan Cos., Inc.	411
3,245	Unum Group	252
		1,769
INTERACTIVE MEDIA & SERVICES—6.9%
14,781	Alphabet, Inc. Class A	2,347
3,698	Meta Platforms, Inc. Class A	2,030
		4,377
IT SERVICES—0.7%
1,601	GoDaddy, Inc. Class A*	301
1,121	Snowflake, Inc. Class A*	179
		480
LIFE SCIENCES TOOLS & SERVICES—0.7%
4,045	Agilent Technologies, Inc.	435
MACHINERY—1.7%
5,479	Fortive Corp.	382
2,220	Oshkosh Corp.	186
315	Stanley Black & Decker, Inc.	19
2,840	Westinghouse Air Brake Technologies Corp.	524
		1,111
MEDIA—0.7%
13,257	Comcast Corp. Class A	453
METALS & MINING—0.4%
3,595	Freeport-McMoRan, Inc.	129
1,038	Steel Dynamics, Inc.	135
		264
MULTI-UTILITIES—0.9%
4,281	DTE Energy Co.	587
OIL, GAS & CONSUMABLE FUELS—2.1%
1,622	ConocoPhillips	145
4,496	EOG Resources, Inc.	496
6,152	Exxon Mobil Corp.	650
375	Marathon Petroleum Corp.	51
		1,342
PASSENGER AIRLINES—0.8%
9,185	Delta Air Lines, Inc.	382
1,527	United Airlines Holdings, Inc. *	105
		487

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—4.1%
10,815	Bristol-Myers Squibb Co.	$543
757	Eli Lilly & Co.	680
1,794	Jazz Pharmaceuticals PLC *	210
3,228	Johnson & Johnson	504
8,047	Merck & Co., Inc.	686
		2,623
PROFESSIONAL SERVICES—0.7%
2,957	Leidos Holdings, Inc.	435
RETAIL REITS—0.8%
3,264	Simon Property Group, Inc.	514
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
1,082	Advanced Micro Devices, Inc. *	105
1,865	Applied Materials, Inc.	281
5,317	Broadcom, Inc.	1,024
7,704	Lam Research Corp.	552
1,480	Micron Technology, Inc.	114
35,358	NVIDIA Corp.	3,851
4,631	QUALCOMM, Inc.	688
		6,615
SOFTWARE—9.9%
236	AppLovin Corp. Class A*	63
400	Intuit, Inc.	251
9,457	Microsoft Corp.	3,738
1,086	Palantir Technologies, Inc. Class A*	129
2,963	Salesforce, Inc.	796
786	ServiceNow, Inc. *	751
2,278	Workday, Inc. Class A*	558
		6,286
SPECIALIZED REITS—0.4%
1,089	American Tower Corp.	245
SPECIALTY RETAIL—1.3%
583	Ross Stores, Inc.	81
5,767	TJX Cos., Inc.	742
		823
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.2%
20,016	Apple, Inc.	4,254
3,834	NetApp, Inc.	344
		4,598
TOBACCO—1.5%
5,444	Philip Morris International, Inc.	933
TOTAL COMMON STOCKS (Cost $67,659)		63,461

EXCHANGE-TRADED FUNDS—0.3%

(Cost $201)
CAPITAL MARKETS—0.3%
368	SPDR S&P 500 ETF Trust	204
TOTAL INVESTMENTS—99.9% (Cost $67,860)		63,665
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		47
TOTAL NET ASSETS—100%		$63,712

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—96.8%
Principal Amount		Value
AEROSPACE & DEFENSE—2.0%
$800	Moog, Inc. 4.250%—12/15/2027[1]	$772
	TransDigm, Inc.
1,000	4.625%—01/15/2029	963
1,200	4.875%—05/01/2029	1,160
300	6.375%—03/01/2029[1]	306
		2,429
200	Triumph Group, Inc. 9.000%—03/15/2028[1]	210
		3,411
AUTOMOBILES—2.9%
	Allison Transmission, Inc.
1,716	3.750%—01/30/2031[1]	1,543
500	5.875%—06/01/2029[1]	500
		2,043
1,800	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	1,549
1,000	Jaguar Land Rover Automotive PLC 7.750%—10/15/2025[1]	1,002
600	Wabash National Corp. 4.500%—10/15/2028[1]	506
		5,100
BANKS—1.1%
	Intesa Sanpaolo SpA
200	4.198%—06/01/2032[1,2]	179
800	4.950%—06/01/2042[1,2]	621
200	5.710%—01/15/2026[1]	200
		1,000
900	UniCredit SpA 5.459%—06/30/2035[1,2]	876
		1,876
BEVERAGES—0.4%
800	Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%—04/30/2029[1]	760
BUILDING PRODUCTS—1.0%
300	Enpro, Inc. 5.750%—10/15/2026	300
1,300	Griffon Corp. 5.750%—03/01/2028	1,284
100	Tri Pointe Homes, Inc. 5.700%—06/15/2028	100
		1,684
CAPITAL MARKETS—1.6%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	946
700	9.750%—01/15/2029	692
800	10.000%—11/15/2029[1]	783
		2,421

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$400	StoneX Group, Inc. 7.875%—03/01/2031[1]	$417
		2,838
CHEMICALS—1.2%
500	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	484
400	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	387
800	Rain Carbon, Inc. 12.250%—09/01/2029[1]	814
400	Tronox, Inc. 4.625%—03/15/2029[1]	324
		2,009
COMMERCIAL SERVICES & SUPPLIES—5.8%
200	ADT Security Corp. 4.125%—08/01/2029[1]	189
700	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	693
525	APi Group DE, Inc. 4.125%—07/15/2029[1]	491
200	Cimpress PLC 7.375%—09/15/2032[1]	183
700	Clean Harbors, Inc. 4.875%—07/15/2027[1]	690
	Deluxe Corp.
900	8.000%—06/01/2029[1]	827
690	8.125%—09/15/2029[1]	692
		1,519
	GEO Group, Inc.
900	8.625%—04/15/2029	947
1,000	10.250%—04/15/2031	1,094
		2,041
	Prime Security Services Borrower LLC/Prime Finance, Inc.
300	5.750%—04/15/2026[1]	300
690	6.250%—01/15/2028[1]	690
		990
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	877
	Sabre GLBL, Inc.
288	8.625%—06/01/2027[1]	276
1,455	10.750%—11/15/2029[1]	1,391
		1,667
200	Service Corp. International 3.375%—08/15/2030	179
400	Steelcase, Inc. 5.125%—01/18/2029	380
200	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	167
		10,066
COMMUNICATIONS EQUIPMENT—0.7%
400	Ciena Corp. 4.000%—01/31/2030[1]	371

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
$1,000	Viasat, Inc. 7.500%—05/30/2031[1]	$762
		1,133
CONSTRUCTION & ENGINEERING—1.6%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	471
650	Dycom Industries, Inc. 4.500%—04/15/2029[1]	613
575	Great Lakes Dredge & Dock Corp. 5.250%—06/01/2029[1]	525
700	Tutor Perini Corp. 11.875%—04/30/2029[1]	756
500	VM Consolidated, Inc. 5.500%—04/15/2029[1]	483
		2,848
CONSUMER FINANCE—0.3%
568	SLM Corp. 6.500%—01/31/2030	587
CONTAINERS & PACKAGING—0.6%
600	Cascades, Inc./Cascades USA, Inc. 5.375%—01/15/2028[1]	585
400	OI European Group BV 4.750%—02/15/2030[1]	371
		956
DIVERSIFIED CONSUMER SERVICES—0.3%
600	Carriage Services, Inc. 4.250%—05/15/2029[1]	552
DIVERSIFIED FINANCIAL SERVICES—2.4%
400	Acadian Asset Management, Inc. 4.800%—07/27/2026	392
800	Credit Acceptance Corp. 6.625%—03/15/2030[1]	787
	Enova International, Inc.
850	9.125%—08/01/2029[1]	870
600	11.250%—12/15/2028[1]	642
		1,512
	goeasy Ltd.
700	7.625%—07/01/2029[1]	706
200	9.250%—12/01/2028[1]	210
		916
	PRA Group, Inc.
200	5.000%—10/01/2029[1]	182
400	8.875%—01/31/2030[1]	412
		594
		4,201
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
1,500	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	1,405
	EchoStar Corp.
600	6.750%—11/30/2030	560
200	10.750%—11/30/2029	212
		772

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Hughes Satellite Systems Corp.
$1,200	5.250%—08/01/2026	$1,120
200	6.625%—08/01/2026	162
		1,282
300	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	275
		3,734
ELECTRIC UTILITIES—0.6%
	Vistra Operations Co. LLC
900	5.500%—09/01/2026[1]	898
100	5.625%—02/15/2027[1]	100
		998
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
400	TTM Technologies, Inc. 4.000%—03/01/2029[1]	372
ENERGY EQUIPMENT & SERVICES—1.3%
200	Bristow Group, Inc. 6.875%—03/01/2028[1]	194
1,000	Enerflex Ltd. 9.000%—10/15/2027[1]	1,027
400	USA Compression Partners LP/USA Compression Finance Corp. 6.875%—09/01/2027	397
600	Weatherford International Ltd. 8.625%—04/30/2030[1]	595
		2,213
ENTERTAINMENT—3.0%
	Churchill Downs, Inc.
100	5.500%—04/01/2027[1]	99
600	5.750%—04/01/2030[1]	587
		686
	Light & Wonder International, Inc.
100	7.250%—11/15/2029[1]	102
200	7.500%—09/01/2031[1]	206
		308
900	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	692
	Live Nation Entertainment, Inc.
1,100	4.750%—10/15/2027[1]	1,078
1,400	6.500%—05/15/2027[1]	1,416
		2,494
1,300	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029-04/06/2031[1]	1,084
		5,264
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.1%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	682
	Hudson Pacific Properties LP
300	3.250%—01/15/2030	199
400	4.650%—04/01/2029	287
1,000	5.950%—02/15/2028	836
		1,322

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$700	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	$655
	Iron Mountain, Inc.
400	4.500%—02/15/2031[1]	371
200	5.250%—07/15/2030[1]	194
		565
300	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	292
	MPT Operating Partnership LP/MPT Finance Corp.
500	3.500%—03/15/2031	332
900	4.625%—08/01/2029	687
800	5.000%—10/15/2027	707
		1,726
100	Starwood Property Trust, Inc. 3.625%—07/15/2026[1]	98
		5,340
FINANCIAL SERVICES—1.5%
200	Coinbase Global, Inc. 3.375%—10/01/2028[1]	184
147	EZCORP, Inc. 7.375%—04/01/2032[1]	154
	Nationstar Mortgage Holdings, Inc.
400	5.125%—12/15/2030[1]	402
200	5.500%—08/15/2028[1]	199
600	6.000%—01/15/2027[1]	601
		1,202
	OneMain Finance Corp.
200	4.000%—09/15/2030	178
300	5.375%—11/15/2029	287
200	9.000%—01/15/2029	208
		673
400	World Acceptance Corp. 7.000%—11/01/2026[1]	395
		2,608
FOOD & STAPLES RETAILING—0.3%
500	United Natural Foods, Inc. 6.750%—10/15/2028[1]	492
FOOD PRODUCTS—0.8%
200	Pilgrim’s Pride Corp. 6.250%—07/01/2033	209
	Post Holdings, Inc.
200	4.500%—09/15/2031[1]	182
350	4.625%—04/15/2030[1]	330
		512
	U.S. Foods, Inc.
200	4.750%—02/15/2029[1]	194
400	5.750%—04/15/2033[1]	393
		587
		1,308

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Hologic, Inc.
$600	3.250%—02/15/2029[1]	$561
500	4.625%—02/01/2028[1]	492
		1,053
HEALTH CARE PROVIDERS & SERVICES—3.8%
	DaVita, Inc.
600	3.750%—02/15/2031[1]	528
1,500	4.625%—06/01/2030[1]	1,396
		1,924
	Encompass Health Corp.
1,400	4.500%—02/01/2028	1,381
700	4.625%—04/01/2031	667
		2,048
600	IQVIA, Inc. 5.000%—05/15/2027[1]	596
	Molina Healthcare, Inc.
1,100	3.875%—05/15/2032[1]	970
200	4.375%—06/15/2028[1]	192
200	6.250%—01/15/2033[1]	199
		1,361
700	MPH Acquisition Holdings LLC 11.500%—12/31/2030[1]	645
		6,574
HOTELS, RESTAURANTS & LEISURE—4.5%
400	Aramark Services, Inc. 5.000%—02/01/2028[1]	394
800	Boyd Gaming Corp. 4.750%—06/15/2031[1]	747
1,700	Carnival Corp. 5.750%—03/01/2027[1]	1,695
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	443
1,700	4.000%—05/01/2031[1]	1,561
		2,004
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
600	4.875%—07/01/2031[1]	523
200	5.000%—06/01/2029[1]	185
		708
600	Marriott Ownership Resorts, Inc. 4.750%—01/15/2028	569
	New Red Finance, Inc.
900	3.500%—02/15/2029[1]	842
200	3.875%—01/15/2028[1]	192
200	4.375%—01/15/2028[1]	194
		1,228
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	202
300	Wyndham Hotels & Resorts, Inc. 4.375%—08/15/2028[1]	288
		7,835
HOUSEHOLD DURABLES—1.1%
400	Installed Building Products, Inc. 5.750%—02/01/2028[1]	393

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOUSEHOLD DURABLES—Continued
$1,200	Somnigroup International, Inc. 4.000%—04/15/2029[1]	$1,116
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	388
		1,897
HOUSEHOLD PRODUCTS—0.1%
200	ACCO Brands Corp. 4.250%—03/15/2029[1]	174
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
500	Clearway Energy Operating LLC 4.750%—03/15/2028[1]	489
INTERACTIVE MEDIA & SERVICES—1.2%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,350	3.500%—03/01/2029[1]	1,259
800	5.250%—12/01/2027[1]	794
		2,053
INTERNET & CATALOG RETAIL—0.8%
495	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	448
	Rakuten Group, Inc.
400	9.750%—04/15/2029[1]	423
500	11.250%—02/15/2027[1]	536
		959
		1,407
IT SERVICES—1.2%
470	ASGN, Inc. 4.625%—05/15/2028[1]	448
600	Crane NXT Co. 4.200%—03/15/2048	356
300	Science Applications International Corp. 4.875%—04/01/2028[1]	292
300	Seagate HDD Cayman 4.875%—06/01/2027	297
200	Twilio, Inc. 3.625%—03/15/2029	188
500	Unisys Corp. 6.875%—11/01/2027[1]	482
		2,063
LEISURE PRODUCTS—1.5%
500	Amer Sports Co. 6.750%—02/16/2031[1]	506
400	Life Time, Inc. 6.000%—11/15/2031[1]	399
352	NCL Corp. Ltd. 5.875%—03/15/2026-02/15/2027[1]	350
	Royal Caribbean Cruises Ltd.
100	4.250%—07/01/2026[1]	99
1,300	5.500%—08/31/2026[1]	1,302
		1,401
		2,656
MACHINERY—1.9%
1,400	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,340

Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$900	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	$533
238	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	180
500	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	507
800	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	752
		3,312
MEDIA—4.3%
220	AMC Networks, Inc. 4.250%—02/15/2029	162
600	Cable One, Inc. 4.000%—11/15/2030[1]	489
	CCO Holdings LLC/CCO Holdings Capital Corp.
500	4.250%—02/01/2031[1]	452
600	4.500%—06/01/2033[1]	522
1,200	4.750%—03/01/2030-02/01/2032[1]	1,107
		2,081
	CSC Holdings LLC
400	3.375%—02/15/2031[1]	267
300	5.500%—04/15/2027[1]	279
200	11.750%—01/31/2029[1]	189
		735
300	DISH DBS Corp. 5.250%—12/01/2026[1]	274
900	LCPR Senior Secured Financing DAC 6.750%—10/15/2027[1]	741
200	News Corp. 3.875%—05/15/2029[1]	188
	Sinclair Television Group, Inc.
404	4.375%—12/31/2032[1]	245
800	5.500%—03/01/2030[1]	580
		825
	TEGNA, Inc.
600	4.625%—03/15/2028	576
1,400	5.000%—09/15/2029	1,306
		1,882
		7,377
METALS & MINING—2.8%
	Commercial Metals Co.
500	3.875%—02/15/2031	449
300	4.125%—01/15/2030	282
		731
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	740
	FMG Resources August 2006 Pty. Ltd.
300	4.375%—04/01/2031[1]	272
300	5.875%—04/15/2030[1]	297
600	6.125%—04/15/2032[1]	592
		1,161
525	Hecla Mining Co. 7.250%—02/15/2028	527
600	IAMGOLD Corp. 5.750%—10/15/2028[1]	595

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
METALS & MINING—Continued
$700	Novelis Corp. 4.750%—01/30/2030[1]	$651
500	Park-Ohio Industries, Inc. 6.625%—04/15/2027	484
		4,889
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.2%
	Rithm Capital Corp.
800	6.250%—10/15/2025[1]	798
1,300	8.000%—04/01/2029[1]	1,299
		2,097
OFFICE ELECTRONICS—0.7%
	Pitney Bowes, Inc.
600	6.875%—03/15/2027[1]	599
600	7.250%—03/15/2029[1]	597
		1,196
OIL, GAS & CONSUMABLE FUELS—17.0%
600	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	620
850	AltaGas Ltd. 7.200%—10/15/2054[1,2]	832
	AmeriGas Partners LP/AmeriGas Finance Corp.
800	5.750%—05/20/2027	766
900	5.875%—08/20/2026	890
1,000	9.375%—06/01/2028[1]	995
		2,651
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,000	5.375%—06/15/2029[1]	977
200	5.750%—01/15/2028[1]	199
200	6.625%—02/01/2032[1]	202
		1,378
1,500	California Resources Corp. 8.250%—06/15/2029[1]	1,432
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
200	8.125%—01/15/2027[1]	188
400	9.750%—07/15/2028[1]	358
		546
800	Comstock Resources, Inc. 6.750%—03/01/2029-03/01/2029[1]	763
300	Crescent Energy Finance LLC 9.250%—02/15/2028[1]	304
	CVR Energy, Inc.
600	5.750%—02/15/2028[1]	548
900	8.500%—01/15/2029[1]	828
		1,376
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
500	7.125%—06/01/2028[1]	495
1,800	8.625%—03/15/2029[1]	1,850
		2,345

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	DT Midstream, Inc.
$500	4.125%—06/15/2029[1]	$470
1,500	4.375%—06/15/2031[1]	1,383
		1,853
600	Energy Transfer LP 8.000%—05/15/2054[2]	623
	Genesis Energy LP/Genesis Energy Finance Corp.
200	8.000%—05/15/2033	194
300	8.250%—01/15/2029	305
300	8.875%—04/15/2030	307
		806
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	405
	Hess Midstream Operations LP
300	5.125%—06/15/2028[1]	294
1,000	6.500%—06/01/2029[1]	1,017
		1,311
1,100	Kinetik Holdings LP 6.625%—12/15/2028[1]	1,109
400	MEG Energy Corp. 5.875%—02/01/2029[1]	386
	Murphy Oil USA, Inc.
800	3.750%—02/15/2031[1]	722
700	4.750%—09/15/2029	675
		1,397
	New Fortress Energy, Inc.
400	6.500%—09/30/2026[1]	328
800	8.750%—03/15/2029[1]	415
		743
1,500	NFE Financing LLC 12.000%—11/15/2029[1]	1,034
	PBF Holding Co. LLC/PBF Finance Corp.
700	6.000%—02/15/2028	619
800	7.875%—09/15/2030[1]	659
424	9.875%—03/15/2030[1]	374
		1,652
	PG&E Corp.
800	5.000%—07/01/2028	781
500	5.250%—07/01/2030	482
1,425	7.375%—03/15/2055[2]	1,387
		2,650
300	Summit Midstream Holdings LLC 8.625%—10/31/2029[1]	296
700	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	644
	Sunoco LP/Sunoco Finance Corp.
700	4.500%—05/15/2029	664
300	7.000%—09/15/2028[1]	307
		971
	Talos Production, Inc.
400	9.000%—02/01/2029[1]	384
1,000	9.375%—02/01/2031[1]	941
		1,325
		29,452

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—0.6%
	Mercer International, Inc.
$500	5.125%—02/01/2029	$412
600	12.875%—10/01/2028[1]	614
		1,026
PASSENGER AIRLINES—1.9%
800	Allegiant Travel Co. 7.250%—08/15/2027[1]	740
837	American Airlines, Inc. 8.500%—05/15/2029[1]	854
300	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%—04/20/2026[1]	298
1,400	United Airlines, Inc. 4.625%—04/15/2029[1]	1,317
		3,209
PERSONAL CARE PRODUCTS—0.1%
200	Prestige Brands, Inc. 5.125%—01/15/2028[1]	199
PHARMACEUTICALS—1.8%
	HLF Financing SARL LLC/Herbalife International, Inc.
1,100	4.875%—06/01/2029[1]	846
900	12.250%—04/15/2029[1]	959
		1,805
1,300	Jazz Securities DAC 4.375%—01/15/2029[1]	1,235
		3,040
PROFESSIONAL SERVICES—0.5%
400	KBR, Inc. 4.750%—09/30/2028[1]	380
500	TriNet Group, Inc. 3.500%—03/01/2029[1]	456
		836
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
500	Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%—04/15/2030[1]	444
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
300	5.250%—04/15/2030[1]	221
700	5.750%—01/15/2029[1]	553
		774
884	Five Point Operating Co. LP/Five Point Capital Corp. 10.500%—01/15/2028[1,3]	900
	Howard Hughes Corp.
800	4.125%—02/01/2029[1]	733
900	4.375%—02/01/2031[1]	799
		1,532
		3,650
SOFTWARE—3.1%
200	Elastic NV 4.125%—07/15/2029[1]	189

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
	Fair Isaac Corp.
$1,300	4.000%—06/15/2028[1]	$1,248
600	5.250%—05/15/2026[1]	599
		1,847
200	Gen Digital, Inc. 6.750%—09/30/2027[1]	204
950	Open Text Corp. 3.875%—02/15/2028[1]	909
1,700	ROBLOX Corp. 3.875%—05/01/2030[1]	1,575
650	Twilio, Inc. 3.875%—03/15/2031	591
		5,315
SPECIALTY RETAIL—6.2%
492	Arko Corp. 5.125%—11/15/2029[1]	395
700	Bath & Body Works, Inc. 6.750%—07/01/2036	690
2,391	Carvana Co. 9.000%—12/01/2028-06/01/2031[1]	2,655
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	582
700	5.625%—01/01/2030[1]	689
500	6.875%—03/01/2032[1]	512
		1,783
500	Foot Locker, Inc. 4.000%—10/01/2029[1]	406
	Gap, Inc.
1,000	3.625%—10/01/2029[1]	905
800	3.875%—10/01/2031[1]	693
		1,598
100	GYP Holdings III Corp. 4.625%—05/01/2029[1]	94
700	Macy’s Retail Holdings LLC 6.125%—03/15/2032[1]	631
200	Penske Automotive Group, Inc. 3.750%—06/15/2029	186
600	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	549
700	Upbound Group, Inc. 6.375%—02/15/2029[1]	662
364	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	318
189	Wayfair LLC 7.750%—09/15/2030[1]	173
500	Yum! Brands, Inc. 6.875%—11/15/2037	520
		10,660
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Xerox Holdings Corp.
450	5.500%—08/15/2028[1]	290
700	8.875%—11/30/2029[1]	420
		710

⬤

Harbor Scientific Alpha High-Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—1.1%
	Crocs, Inc.
$300	4.125%—08/15/2031[1]	$262
100	4.250%—03/15/2029[1]	93
		355
800	William Carter Co. 5.625%—03/15/2027[1]	780
950	Wolverine World Wide, Inc. 4.000%—08/15/2029[1]	792
		1,927
TOBACCO—0.3%
500	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	521

Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.8%
$500	Alta Equipment Group, Inc. 9.000%—06/01/2029[1]	$421
1,000	Ritchie Bros Holdings, Inc. 6.750%—03/15/2028[1]	1,021
		1,442
Total Corporate Bonds & Notes (Cost $168,033)		167,409
TOTAL INVESTMENTS—96.8% (Cost $168,033)		167,409
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		5,517
TOTAL NET ASSETS—100.0%		$172,926

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $134,668 or 78% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2025.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: BlueCove Limited
Principal Amounts, Value and Cost in Thousands

Corporate Bonds & Notes—93.3%
Principal Amount		Value
AEROSPACE & DEFENSE—3.2%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$204
	Howmet Aerospace, Inc.
200	3.000%—01/15/2029	190
100	5.900%—02/01/2027	103
		293
200	Moog, Inc. 4.250%—12/15/2027[1]	193
	TransDigm, Inc.
200	4.875%—05/01/2029	193
200	6.375%—03/01/2029[1]	204
		397
		1,087
AUTOMOBILES—1.1%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	270
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	102
		372
BANKS—0.5%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	179
BEVERAGES—0.8%
300	Coca-Cola Co. 1.375%—03/15/2031	256
BIOTECHNOLOGY—0.9%
300	Biogen, Inc. 4.050%—09/15/2025	299
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	196
200	Lennox International, Inc. 5.500%—09/15/2028	206
200	NVR, Inc. 3.000%—05/15/2030	184
		586
CAPITAL MARKETS—1.1%
400	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	378
CHEMICALS—1.2%
100	Minerals Technologies, Inc. 5.000%—07/01/2028[1]	97
300	Rain Carbon, Inc. 12.250%—09/01/2029[1]	305
		402
COMMERCIAL SERVICES & SUPPLIES—5.5%
200	Adtalem Global Education, Inc. 5.500%—03/01/2028[1]	198
300	Deluxe Corp. 8.000%—06/01/2029[1]	276

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$200	Element Fleet Management Corp. 6.271%—06/26/2026[1]	$203
300	GEO Group, Inc. 10.250%—04/15/2031	328
98	Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%—01/15/2028[1]	98
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	277
100	Republic Services, Inc. 1.750%—02/15/2032	83
	Sabre GLBL, Inc.
139	8.625%—06/01/2027[1]	133
161	10.750%—11/15/2029[1]	154
		287
100	TR Finance LLC 3.350%—05/15/2026	99
		1,849
COMMUNICATIONS EQUIPMENT—2.5%
100	Cisco Systems, Inc. 4.950%—02/26/2031	103
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	177
200	4.600%—02/23/2028	201
		378
100	Nokia OYJ 4.375%—06/12/2027	99
180	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	181
100	Viasat, Inc. 7.500%—05/30/2031[1]	76
		837
CONSTRUCTION & ENGINEERING—1.8%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	188
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	216
200	VM Consolidated, Inc. 5.500%—04/15/2029[1]	193
		597
CONSUMER FINANCE—0.1%
45	SLM Corp. 6.500%—01/31/2030	46
CONTAINERS & PACKAGING—1.4%
100	Amcor Finance USA, Inc. 3.625%—04/28/2026	99
200	Graphic Packaging International LLC 3.500%—03/15/2028-03/01/2029[1]	188
200	Silgan Holdings, Inc. 4.125%—02/01/2028	192
		479

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—2.1%
$200	Credit Acceptance Corp. 6.625%—03/15/2030[1]	$196
	Enova International, Inc.
200	9.125%—08/01/2029[1]	205
100	11.250%—12/15/2028[1]	107
		312
200	goeasy Ltd. 7.625%—07/01/2029[1]	202
		710
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	100
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
300	Connect Finco SARL/Connect U.S. Finco LLC 9.000%—09/15/2029[1]	281
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	353
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	93
		727
ELECTRIC UTILITIES—0.6%
200	Pacific Gas & Electric Co. 3.300%—12/01/2027	193
ENTERTAINMENT—1.8%
300	Lions Gate Capital Holdings LLC 5.500%—04/15/2029[1]	231
200	Live Nation Entertainment, Inc. 6.500%—05/15/2027[1]	202
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	172
		605
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.3%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	195
200	Hudson Pacific Properties LP 5.950%—02/15/2028	167
300	MPT Operating Partnership LP/MPT Finance Corp. 4.625%—08/01/2029	229
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	196
		787
FINANCIAL SERVICES—0.6%
200	World Acceptance Corp. 7.000%—11/01/2026[1]	198
FOOD & STAPLES RETAILING—0.5%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	186
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	304
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
200	Stryker Corp. 3.375%—11/01/2025	199

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—3.3%
	DaVita, Inc.
$200	3.750%—02/15/2031[1]	$176
200	4.625%—06/01/2030[1]	186
		362
300	HCA, Inc. 3.125%—03/15/2027	293
200	Molina Healthcare, Inc. 3.875%—11/15/2030[1]	180
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	178
100	Universal Health Services, Inc. 1.650%—09/01/2026	96
		1,109
HOTELS, RESTAURANTS & LEISURE—3.5%
	Carnival Corp.
300	4.000%—08/01/2028[1]	286
100	5.750%—03/01/2027[1]	100
		386
300	Hilton Domestic Operating Co., Inc. 4.875%—01/15/2030	294
200	Las Vegas Sands Corp. 3.500%—08/18/2026	196
200	New Red Finance, Inc. 3.875%—01/15/2028[1]	192
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	98
		1,166
INTERACTIVE MEDIA & SERVICES—0.8%
300	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	280
INTERNET & CATALOG RETAIL—0.2%
69	GrubHub Holdings, Inc. 5.500%—07/01/2027[1]	62
IT SERVICES—3.9%
	Booz Allen Hamilton, Inc.
200	3.875%—09/01/2028[1]	193
100	4.000%—07/01/2029[1]	95
		288
100	Crane NXT Co. 4.200%—03/15/2048	59
300	International Business Machines Corp. 3.500%—05/15/2029	291
200	Leidos, Inc. 4.375%—05/15/2030	194
300	Unisys Corp. 6.875%—11/01/2027[1]	289
200	VeriSign, Inc. 2.700%—06/15/2031	177
		1,298
MACHINERY—0.9%
19	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	14
100	IDEX Corp. 3.000%—05/01/2030	92

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$200	Weir Group PLC 2.200%—05/13/2026[1]	$194
		300
MEDIA—3.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
100	4.250%—02/01/2031[1]	90
100	4.750%—02/01/2032[1]	91
		181
300	News Corp. 3.875%—05/15/2029[1]	283
300	RELX Capital, Inc. 4.000%—03/18/2029	297
	Sinclair Television Group, Inc.
105	4.375%—12/31/2032[1]	64
300	5.500%—03/01/2030[1]	217
		281
100	TEGNA, Inc. 5.000%—09/15/2029	93
		1,135
METALS & MINING—1.6%
	Commercial Metals Co.
100	3.875%—02/15/2031	90
100	4.125%—01/15/2030	94
100	4.375%—03/15/2032	91
		275
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	148
100	IAMGOLD Corp. 5.750%—10/15/2028[1]	99
		522
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
100	Rithm Capital Corp. 6.250%—10/15/2025[1]	100
OFFICE ELECTRONICS—0.9%
	Pitney Bowes, Inc.
100	6.875%—03/15/2027[1]	100
200	7.250%—03/15/2029[1]	199
		299
OIL, GAS & CONSUMABLE FUELS—13.3%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	207
300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	298
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	190
200	California Resources Corp. 8.250%—06/15/2029[1]	191
100	Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.125%—01/15/2027[1]	94
300	CVR Energy, Inc. 8.500%—01/15/2029[1]	276

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
$100	7.125%—06/01/2028[1]	$99
200	8.625%—03/15/2029[1]	206
		305
300	DT Midstream, Inc. 4.375%—06/15/2031[1]	277
100	Enbridge, Inc. 6.000%—01/15/2077[2]	98
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	97
200	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	203
104	Hess Midstream Operations LP 5.875%—03/01/2028[1]	104
100	Kinder Morgan, Inc. 5.000%—02/01/2029	101
200	Marathon Petroleum Corp. 4.700%—05/01/2025	200
200	MPLX LP 2.650%—08/15/2030	179
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	180
100	4.750%—09/15/2029	96
		276
200	New Fortress Energy, Inc. 8.750%—03/15/2029[1]	104
100	NFE Financing LLC 12.000%—11/15/2029[1]	69
	PBF Holding Co. LLC/PBF Finance Corp.
200	7.875%—09/15/2030[1]	165
158	9.875%—03/15/2030[1]	139
		304
300	PG&E Corp. 7.375%—03/15/2055[2]	292
100	Suncor Energy, Inc. 7.150%—02/01/2032	108
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
100	4.000%—01/15/2032	92
300	4.875%—02/01/2031	292
		384
100	TC PipeLines LP 3.900%—05/25/2027	99
		4,456
PAPER & FOREST PRODUCTS—0.6%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	205
PASSENGER AIRLINES—1.7%
194	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	195
300	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	298
80	United Airlines Pass-Through Trust 5.875%—04/15/2029	81
		574

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PERSONAL CARE PRODUCTS—0.9%
$300	Edgewell Personal Care Co. 5.500%—06/01/2028[1]	$295
PHARMACEUTICALS—2.8%
160	Bausch Health Cos., Inc. 11.000%—09/30/2028[1]	150
200	Cencora, Inc. 2.700%—03/15/2031	179
	HLF Financing SARL LLC/Herbalife International, Inc.
300	4.875%—06/01/2029[1]	231
100	12.250%—04/15/2029[1]	107
		338
300	Merck & Co., Inc. 1.900%—12/10/2028	279
		946
PROFESSIONAL SERVICES—2.0%
	Gartner, Inc.
100	3.750%—10/01/2030[1]	92
300	4.500%—07/01/2028[1]	296
		388
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	274
		662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	281
100	4.000%—04/15/2029[1]	98
		379
100	Entegris, Inc. 4.750%—04/15/2029[1]	97
300	Microchip Technology, Inc. 4.250%—09/01/2025	300
200	NVIDIA Corp. 2.850%—04/01/2030	189
100	Qorvo, Inc. 3.375%—04/01/2031[1]	88
200	Texas Instruments, Inc. 2.250%—09/04/2029	184
		1,237
SOFTWARE—5.9%
200	Autodesk, Inc. 2.400%—12/15/2031	173
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	186
300	Fair Isaac Corp. 4.000%—06/15/2028[1]	288
300	Open Text Corp. 6.900%—12/01/2027[1]	309
	Oracle Corp.
300	2.300%—03/25/2028	284
100	6.150%—11/09/2029	106
		390
300	ROBLOX Corp. 3.875%—05/01/2030[1]	278

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
$400	Salesforce, Inc. 1.950%—07/15/2031	$349
		1,973
SPECIALTY RETAIL—3.4%
307	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	332
100	Gap, Inc. 3.875%—10/01/2031[1]	87
400	Home Depot, Inc. 3.250%—04/15/2032	367
75	Macy’s Retail Holdings LLC 6.125%—03/15/2032[1]	68
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	283
		1,137
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
	Xerox Holdings Corp.
200	5.500%—08/15/2028[1]	129
100	8.875%—11/30/2029[1]	60
		189
TEXTILES, APPAREL & LUXURY GOODS—0.3%
100	William Carter Co. 5.625%—03/15/2027[1]	97
TOBACCO—3.3%
	Altria Group, Inc.
100	2.450%—02/04/2032	85
300	4.800%—02/14/2029	302
		387
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	206
400	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	410
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	104
		1,107
TRADING COMPANIES & DISTRIBUTORS—1.2%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	199
200	LKQ Corp. 5.750%—06/15/2028	204
		403
WIRELESS TELECOMMUNICATION SERVICES—1.1%
	T-Mobile USA, Inc.
200	2.550%—02/15/2031	178
200	2.625%—02/15/2029	186
		364
Total Corporate Bonds & Notes (Cost $31,247)		31,292
TOTAL INVESTMENTS—93.3% (Cost $31,247)		31,292
CASH AND OTHER ASSETS, LESS LIABILITIES—6.7%		2,236
TOTAL NET ASSETS—100.0%		$33,528

⬤

Harbor Scientific Alpha Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Long)	63	06/18/2025	$7,070	$80
U.S Treasury Note Futures 2 Year (Long)	31	06/30/2025	6,453	53
U.S Treasury Note Futures 5 Year (Long)	28	06/30/2025	3,057	53
Total Futures Contracts				$ 186
FAIR VALUE MEASUREMENTS
As of April 30, 2025, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2025, the aggregate value of these securities was $17,719 or 53% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—April 30, 2025 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—96.2%
Shares		Value
AUTOMOBILES—1.7%
231	Tesla, Inc. *	$65
BIOTECHNOLOGY—1.4%
105	Vertex Pharmaceuticals, Inc. *	53
BROADLINE RETAIL—5.5%
1,114	Amazon.com, Inc. *	205
COMMUNICATIONS EQUIPMENT—1.8%
820	Arista Networks, Inc. *	67
ELECTRIC UTILITIES—0.8%
133	Constellation Energy Corp.	30
ELECTRICAL EQUIPMENT—1.0%
791	Schneider Electric SE ADR[1]	37
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
239	Keysight Technologies, Inc. *	35
ENTERTAINMENT—3.8%
126	Netflix, Inc. *	143
FINANCIAL SERVICES—1.5%
98	Mastercard, Inc. Class A	54
HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
833	Dexcom, Inc. *	59
380	Edwards Lifesciences Corp. *	29
147	Intuitive Surgical, Inc. *	76
		164
HOTELS, RESTAURANTS & LEISURE—1.0%
294	Airbnb, Inc. Class A*	36
INTERACTIVE MEDIA & SERVICES—8.0%
1,023	Alphabet, Inc. Class A	162
245	Meta Platforms, Inc. Class A	135
		297
IT SERVICES—1.7%
399	Snowflake, Inc. Class A*	64
MEDIA—1.2%
827	Trade Desk, Inc. Class A*	44
PHARMACEUTICALS—3.0%
770	AstraZeneca PLC ADR (United Kingdom)[1]	55

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
624	UCB SA ADR (Belgium)[1]	$58
		113
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—24.2%
316	Analog Devices, Inc.	62
491	ARM Holdings PLC ADR*,1	56
63	ASML Holding NV New York Registry Shares (Netherlands)	42
1,044	Broadcom, Inc.	201
231	Impinj, Inc. *	21
987	Lam Research Corp.	71
1,128	Marvell Technology, Inc.	66
2,137	NVIDIA Corp.	233
337	Onto Innovation, Inc. *	41
651	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	108
		901
SOFTWARE—27.1%
140	Adobe, Inc. *	52
217	AppLovin Corp. Class A*	58
217	Cadence Design Systems, Inc. *	65
217	Crowdstrike Holdings, Inc. Class A*	93
126	CyberArk Software Ltd. *	44
519	Datadog, Inc. Class A*	53
126	HubSpot, Inc. *	77
673	Microsoft Corp.	266
141	Monday.com Ltd. *	40
260	Palo Alto Networks, Inc. *	49
266	Salesforce, Inc.	71
1,352	Samsara, Inc. Class A*	54
91	ServiceNow, Inc. *	87
		1,009
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.2%
1,268	Apple, Inc.	269
TOTAL COMMON STOCKS (Cost $3,268)		3,586
TOTAL INVESTMENTS—96.2% (Cost $3,268)		3,586
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		141
TOTAL NET ASSETS—100%		$3,727

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2025 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2025 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Active Small Cap ETF	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Assets
Investments, at identified cost	$15,722	$1,989	$1,964	$10,489	$269,365
Investments, at value	$14,574	$1,988	$1,805	$9,288	$269,354
Cash	150	23	—	5	13,314
Due from broker	—	—	—	—	28,990
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $464, $0, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	—	—	—	—
Capital shares sold	—	—	—	—	—
Dividends	2	4	2	6	—
Interest	—	—	—	—	—
Securities Lending Income	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Withholding tax	—	—	—	—	—
Total Assets	14,726	2,015	1,807	9,299	311,658
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	—	—	—	—	9,216
Capital shares reacquired	—	—	—	—	—
Dividend and interest expense on investments sold short	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $13,679, $0 and $0)	—	—	—	—	—
Accrued management fees	10	1	1	2	169
Other	—	—	—	—	—
Total Liabilities	10	1	1	2	9,385
NET ASSETS	$14,716	$2,014	$1,806	$9,297	$302,273
Net Assets Consist of:
Paid-in capital	$15,560	$2,020	$2,022	$10,209	$286,632
Total distributable earnings/(loss)	(844)	(6)	(216)	(912)	15,641
	$14,716	$2,014	$1,806	$9,297	$302,273
NET ASSET VALUE PER SHARE
Net assets	$14,716	$2,014	$1,806	$9,297	$302,273
Shares of beneficial interest (No par value and unlimited authorizations)	750	100	100	325	12,850
Net asset value per share[1]	$19.62	$20.14	$18.06	$28.61	$23.52
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Health Care ETF	Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF (Consolidated)

$26,940	$186,674	$14,704	$3,501	$305,099	$126,892	$423,083	$18,432*	$641,677	$4,738
$27,336	$218,962	$15,595	$3,314	$355,796	$117,935	$425,452	$20,935*	$736,996	$5,161
208	8,269	101	6	145	13	1,802	11,255	12,136	19
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	465	—	—	—

—	12,627	46	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	2,516	—
—	72	—	1	206	36	521	12	200	—
225	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	207	—	34	—
27,769	239,930	15,742	3,321	356,147	117,984	428,447	32,202	751,882	5,180

—	—	—	—	—	—	—	—	—	—

25	5,891	54	—	—	—	126	—	2,480	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	13	—	—
—	—	—	—	—	—	—	11,948	—	—
8	94	9	1	99	56	182	20	321	3
—	—	—	—	—	—	50	—	8	—
33	5,985	63	1	99	56	358	11,981	2,809	3
$27,736	$233,945	$15,679	$3,320	$356,048	$117,928	$428,089	$20,221	$749,073	$5,177

$27,249	$200,056	$14,620	$1,866	$269,006	$136,202	$421,470	$16,967	$680,822	$4,643
487	33,889	1,059	1,454	87,042	(18,274)	6,619	3,254	68,251	534
$27,736	$233,945	$15,679	$3,320	$356,048	$117,928	$428,089	$20,221	$749,073	$5,177

$27,736	$233,945	$15,679	$3,320	$356,048	$117,928	$428,089	$20,221	$749,073	$5,177
675	16,327	600	150	10,450	4,550	15,650	700	29,775	225
$41.09	$14.33	$26.13	$22.13	$34.07	$25.92	$27.35	$28.89	$25.16	$23.01

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES— April 30, 2025 (Unaudited) —Continued

(All amounts in thousands, except per share amounts)

	Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor Transformative Technologies ETF
Assets
Investments, at identified cost	$104,996	$106,179	$67,860	$168,033	$31,247	$3,268
Investments, at value	$107,132	$116,852	$63,665	$167,409	$31,292	$3,586
Cash	304	—	49	2,884	1,069	141
Due from broker	—	—	—	—	359	—
Foreign currency, at value (cost: $752, $263, $0, $3, $1 and $0)	754	264	—	3	1	—
Receivables for:
Investment sold	6,651	10,890	—	—	—	—
Capital shares sold	—	5,814	2,427	—	—	—
Dividends	358	501	14	—	—	1
Interest	—	—	—	2,692	448	—
Securities Lending Income	—	1	—	—	—	—
Variation margin on futures contracts	—	—	—	—	372	—
Withholding tax	3	80	—	5	1	—
Total Assets	115,202	134,402	66,155	172,993	33,542	3,728
Liabilities
Due to custodian	—	4,246	—	—	—	—
Payables for:
Investments purchased	7,488	6,767	2,426	—	—	—
Capital shares reacquired	—	5,846	—	—	—	—
Dividend and interest expense on investments sold short	—	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0 and $0)	—	—	—	—	—	—
Accrued management fees	59	50	17	67	14	1
Other	463	45	—	—	—	—
Total Liabilities	8,010	16,954	2,443	67	14	1
NET ASSETS	$107,192	$117,448	$63,712	$172,926	$33,528	$3,727
Net Assets Consist of:
Paid-in capital	$106,168	$104,682	$68,089	$294,461	$38,241	$3,406
Total distributable earnings/(loss)	1,024	12,766	(4,377)	(121,535)	(4,713)	321
	$107,192	$117,448	$63,712	$172,926	$33,528	$3,727
NET ASSET VALUE PER SHARE
Net assets	$107,192	$117,448	$63,712	$172,926	$33,528	$3,727
Shares of beneficial interest (No par value and unlimited authorizations)	5,175	5,525	3,275	3,864	775	175
Net asset value per share[1]	$20.71	$21.26	$19.45	$44.76	$43.26	$21.29

*	Includes purchased options
1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS—Period Ended April 30, 2025 (Unaudited)

(All amounts in thousands)

	Harbor Active Small Cap ETF	Harbor AlphaEdge™ Large Cap Value ETF	Harbor AlphaEdge™ Next Generation REITs ETF	Harbor AlphaEdge™ Small Cap Earners ETF	Harbor Commodity All-Weather Strategy ETF (Consolidated)
Investment Income
Dividends	$77	$38	$33	$100	$—
Interest	2	—	—	—	5,729
Net securities lending income	—	—	—	—	—
Foreign taxes withheld	—	(1)	—	—	—
Total Investment Income	79	37	33	100	5,729
Operating Expenses
Management fees	49	3	5	12	938
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	49	3	5	12	938
Net Investment Income/(Loss)	30	34	28	88	4,791
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	112	(50)	(60)	(135)	(2)
In-kind redemptions	172	25	—	361	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	12,361
Investments sold short	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(1,312)	(41)	(132)	(1,283)	(46)
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Investments sold short	—	—	—	—	—
Net gain/(loss) on investment transactions	(1,028)	(66)	(192)	(1,057)	12,313
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(998)	$(32)	$(164)	$(969)	$17,104
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Health Care ETF	Harbor Human Capital Factor Unconstrained ETF	Harbor Human Capital Factor US Large Cap ETF	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF	Harbor Multi-Asset Explorer ETF (Consolidated)

$—	$2,342	$32	$74	$2,584	$920	$3,403	$156	$1,746	$52
726	47	1	—	1	2	15	64	32	—
—	—	—	—	—	—	—	—	—	—
—	(3)	—	—	(2)	—	(400)	—	(20)	—
726	2,386	33	74	2,583	922	3,018	220	1,758	52

48	668	65	19	646	395	839	121	1,937	16
—	—	—	—	—	—	—	134	—	—
48	668	65	19	646	395	839	255	1,937	16
678	1,718	(32)	55	1,937	527	2,179	(35)	(179)	36

(29)	(5,951)	(232)	(285)	(4,689)	(11,951)	(616)	228	(15,583)	(101)
—	18,140	504	2,145	40,072	17,549	3,024	1,251	7,747	225
—	—	—	—	—	—	(40)	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	218	—	—

(27)	(26,818)	(414)	(1,887)	(43,563)	(17,918)	1,116	(1,550)	(6,611)	(45)
—	—	—	—	—	—	30	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	514	—	—
(56)	(14,629)	(142)	(27)	(8,180)	(12,320)	3,514	661	(14,447)	79
$622	$(12,911)	$(174)	$28	$(6,243)	$(11,793)	$5,693	$626	$(14,626)	$115

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS— Period Ended April 30, 2025 (Unaudited) —Continued

(All amounts in thousands)

	Harbor Osmosis Emerging Markets Resource Efficient ETF[1]	Harbor Osmosis International Resource Efficient ETF[2]	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor Transformative Technologies ETF[3]
Investment Income
Dividends	$1,313	$1,485	$238	$—	$—	$1
Interest	12	2	1	6,424	1,122	—
Net securities lending income	—	1	—	—	—	—
Foreign taxes withheld	(127)	(137)	—	—	—	—
Total Investment Income	1,198	1,351	239	6,424	1,122	1
Operating Expenses
Management fees	166	202	79	393	83	1
Dividend and interest expense on investments sold short	—	—	—	—	—	—
Total Operating Expenses	166	202	79	393	83	1
Net Investment Income/(Loss)	1,032	1,149	160	6,031	1,039	—
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	(1,524)	310	(577)	236	190	3
In-kind redemptions	—	586	244	78	—	—
Foreign currency transactions	(185)	31	—	—	—	—
Futures contracts	—	—	—	—	(213)	—
Swap agreements	—	—	—	—	(165)	—
Investments sold short	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	1,697	10,673	(4,111)	(4,644)	(463)	318
Translations of assets and liabilities in foreign currencies	4	17	—	—	—	—
Futures contracts	—	—	—	—	364	—
Swap agreements	—	—	—	—	8	—
Investments sold short	—	—	—	—	—	—
Net gain/(loss) on investment transactions	(8)	11,617	(4,444)	(4,330)	(279)	321
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,024	$12,766	$(4,284)	$1,701	$760	$321

1	For the period December 18, 2024 (commencement of operations) through April 30, 2025.
2	For the period December 11, 2024 (commencement of operations) through April 30, 2025.
3	For the period April 16, 2025 (commencement of operations) through April 30, 2025.
The accompanying notes are an integral part of the Financial Statements.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Active Small Cap ETF		Harbor AlphaEdge™ Large Cap Value ETF		Harbor AlphaEdge™ Next Generation REITs ETF		Harbor AlphaEdge™ Small Cap Earners ETF
	November 1, 2024	August 28, 2024[a]	November 1, 2024	September 4, 2024[a]	November 1, 2024	September 4, 2024[a]	November 1, 2024	July 9, 2024[a]
	through	through	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$30	$2	$34	$5	$28	$11	$88	$43
Net realized gain/(loss) on investments	284	39	(25)	—	(60)	(1)	226	280
Change in net unrealized appreciation/(depreciation) of investments	(1,312)	164	(41)	40	(132)	(27)	(1,283)	82
Net increase/(decrease) in assets resulting from operations	(998)	205	(32)	45	(164)	(17)	(969)	405
Distributions to Shareholders	(51)	—	(19)	—	(35)	—	(173)	—
Capital Share Transactions:
Net proceeds from sale of shares	8,314	8,367	552	2,017	—	2,022	5,583	7,813
Cost of shares reacquired	(1,121)	—	(549)	—	—	—	(1,659)	(1,703)
Net increase/(decrease) derived from capital share transactions	7,193	8,367	3	2,017	—	2,022	3,924	6,110
Net increase/(decrease) in net assets	6,144	8,572	(48)	2,062	(199)	2,005	2,782	6,515
Net Assets
Beginning of period	8,572	—	2,062	—	2,005	—	6,515	—
End of period	$14,716	$8,572	$2,014	$2,062	$1,806	$2,005	$9,297	$6,515
Capital Share Transactions (Shares):
Shares sold	375	425	25	100	—	100	175	250
Shares reacquired	(50)	—	(25)	—	—	—	(50)	(50)
Net increase/(decrease) in shares outstanding	325	425	—	100	—	100	125	200
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF (Consolidated)		Harbor Disciplined Bond ETF		Harbor Dividend Growth Leaders ETF		Harbor Health Care ETF		Harbor Human Capital Factor Unconstrained ETF		Harbor Human Capital Factor US Large Cap ETF
November 1, 2024	November 1, 2023	November 1, 2024	May 1, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023
through	through	through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$4,791	$7,318	$678	$635	$1,718	$3,998	$(32)	$16	$55	$93	$1,937	$3,164
12,359	318	(29)	132	12,189	14,155	272	32	1,860	1,322	35,383	28,635
(46)	37	(27)	423	(26,818)	42,995	(414)	1,122	(1,887)	2,334	(43,563)	69,985
17,104	7,673	622	1,190	(12,911)	61,148	(174)	1,170	28	3,749	(6,243)	101,784
(8,435)	(7,168)	(756)	(503)	(1,467)	(3,947)	(87)	(92)	(118)	(44)	(773)	(3,375)

125,814	188,417	1,027	28,237	25,478	83,928	664	11,902	2,454	3,193	125,525	80,888
(77,562)	(49,298)	—	(2,081)	(55,427)	(64,742)	(1,953)	—	(12,596)	(3,213)	(115,019)	(74,385)
48,252	139,119	1,027	26,156	(29,949)	19,186	(1,289)	11,902	(10,142)	(20)	10,506	6,503
56,921	139,624	893	26,843	(44,327)	76,387	(1,550)	12,980	(10,232)	3,685	3,490	104,912

245,352	105,728	26,843	—	278,272	201,885	17,229	4,249	13,552	9,867	352,558	247,646
$302,273	$245,352	$27,736	$26,843	$233,945	$278,272	$15,679	$17,229	$3,320	$13,552	$356,048	$352,558

5,425	8,400	25	700	1,650	6,000	25	450	100	150	3,400	2,675
(3,400)	(2,225)	—	(50)	(3,675)	(4,500)	(75)	—	(525)	(150)	(3,100)	(2,475)
2,025	6,175	25	650	(2,025)	1,500	(50)	450	(425)	—	300	200

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Human Capital Factor US Small Cap ETF		Harbor International Compounders ETF		Harbor Long-Short Equity ETF		Harbor Long-Term Growers ETF
	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	November 1, 2024	December 4, 2023[a]	November 1, 2024	November 1, 2023
	through	through	through	through	through	through	through	through
	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$527	$1,055	$2,179	$1,239	$(35)	$(30)	$(179)	$(192)
Net realized gain/(loss) on investments	5,598	7,596	2,368	1,568	1,697	(3,047)	(7,836)	32,024
Change in net unrealized appreciation/(depreciation) of investments	(17,918)	19,463	1,146	1,848	(1,036)	5,106	(6,611)	81,290
Net increase/(decrease) in assets resulting from operations	(11,793)	28,114	5,693	4,655	626	2,029	(14,626)	113,122
Distributions to Shareholders	(959)	(538)	(1,262)	(191)	—	—	—	(154)
Capital Share Transactions:
Net proceeds from sale of shares	58,810	80,973	204,363	219,689	4,238	16,643	196,361	405,721
Cost of shares reacquired	(59,367)	(80,177)	(15,347)	(10,264)	(6,998)	—	(17,974)	(117,668)
Net increase/(decrease) derived from capital share transactions	(557)	796	189,016	209,425	(2,760)	16,643	178,387	288,053
Net increase/(decrease) in net assets	(13,309)	28,372	193,447	213,889	(2,134)	18,672	163,761	401,021
Net Assets
Beginning of period	131,237	102,865	234,642	20,753	22,355	3,683[b]	585,312	184,291
End of period	$117,928	$131,237	$428,089	$234,642	$20,221	$22,355	$749,073	$585,312
Capital Share Transactions (Shares):
Shares sold	1,975	2,950	7,625	8,050	150	650	7,575	17,200
Shares reacquired	(1,975)	(2,950)	(575)	(375)	(250)	—	(675)	(4,800)
Net increase/(decrease) in shares outstanding	—	—	7,050	7,675	(100)	650	6,900	12,400
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF (Consolidated)		Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF		Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF		Harbor Transformative Technologies ETF
November 1, 2024	November 1, 2023	December 18, 2024[a]	December 11, 2024[a]	November 1, 2024	October 9, 2024[a]	November 1, 2024	November 1, 2023	November 1, 2024	November 1, 2023	April 16, 2025[a]
through	through	through	through	through	through	through	through	through	through	through
April 30, 2025	October 31, 2024	April 30, 2025	April 30, 2025	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025	October 31, 2024	April 30, 2025
(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$36	$120	$1,032	$1,149	$160	$—	$6,031	$9,628	$1,039	$2,193	$—
124	155	(1,709)	927	(333)	—	314	968	(188)	(238)	3
(45)	560	1,701	10,690	(4,111)	(84)	(4,644)	7,985	(91)	1,828	318
115	835	1,024	12,766	(4,284)	(84)	1,701	18,581	760	3,783	321
(110)	(99)	—	—	(9)	—	(6,051)	(9,422)	(1,143)	(1,971)	—

2,875	1,666	109,765	114,460	69,798	5,537	51,273	26,049	—	1,086	3,406
(2,342)	(1,097)	(3,597)	(9,778)	(7,246)	—	(15,571)	(1,572)	—	—	—
533	569	106,168	104,682	62,552	5,537	35,702	24,477	—	1,086	3,406
538	1,305	107,192	117,448	58,259	5,453	31,352	33,636	(383)	2,898	3,727

4,639	3,334	—	—	5,453	—	141,574	107,938	33,911	31,013	—
$5,177	$4,639	$107,192	$117,448	$63,712	$5,453	$172,926	$141,574	$33,528	$33,911	$3,727

125	75	5,350	6,000	3,350	275	1,125	575	—	25	175
(100)	(50)	(175)	(475)	(350)	—	(350)	(35)	—	—	—
25	25	5,175	5,525	3,000	275	775	540	—	25	175

a	Commencement of Operations
b
On December 4, 2023, Disciplined Alpha Onshore Fund LP was reorganized and converted from a private fund into Harbor Long-Short Equity
ETF. The net assets at the beginning of period was as a result of the reorganization. 150 shares were issued with an initial NAV of $24.55 as a result of the reorganization. Refer to Note 1 in the Notes to Financial Statements for additional information.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Active Small Cap ETF
	6-Month Period Ended April 30, 2025	Period from August 28, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$20.17	$19.59
Income from Investment Operations
Net investment income/(loss)[b]	0.05	0.01
Net realized and unrealized gain/(loss) on investments	(0.48)	0.57
Total from investment operations	(0.43)	0.58
Less Distributions
Dividends from net investment income	(0.03)	—
Distributions from net realized capital gains	(0.09)	—
Total distributions	(0.12)	—
Net asset value end of period	19.62	20.17
Net assets end of period (000s)	$14,716	$8,572
Ratios and Supplemental Data (%)
Total return	(2.22)%[c]	2.96%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.50[d]	0.12[d]
Portfolio turnover^	19[c]	12[c]

Harbor AlphaEdge™ Large Cap Value ETF
	6-Month Period Ended April 30, 2025	Period from September 4, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$20.62	$20.23
Income from Investment Operations
Net investment income/(loss)[b]	0.34	0.07
Net realized and unrealized gain/(loss) on investments	(0.63)	0.32
Total from investment operations	(0.29)	0.39
Less Distributions
Dividends from net investment income	(0.17)	—
Distributions from net realized capital gains	(0.02)	—
Total distributions	(0.19)	—
Net asset value end of period	20.14	20.62
Net assets end of period (000s)	$2,014	$2,062
Ratios and Supplemental Data (%)
Total return	(1.45)%[c]	1.93%[c]
Ratio of total expenses to average net assets	0.25[d]	0.25[d]
Ratio of net investment income/(loss) to average net assets	3.31[d]	1.79[d]
Portfolio turnover^	46[c]	12[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AlphaEdge™ Next Generation REITs ETF
	6-Month Period Ended April 30, 2025	Period from September 4, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$20.05	$20.04
Income from Investment Operations
Net investment income/(loss)[b]	0.28	0.13
Net realized and unrealized gain/(loss) on investments	(1.92)	(0.12)
Total from investment operations	(1.64)	0.01
Less Distributions
Dividends from net investment income	(0.33)	—
Distributions from net realized capital gains	(0.02)	—
Total distributions	(0.35)	—
Net asset value end of period	18.06	20.05
Net assets end of period (000s)	$1,806	$2,005
Ratios and Supplemental Data (%)
Total return	(8.24)%[c]	0.05%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50[d]
Ratio of net investment income/(loss) to average net assets	2.96[d]	3.95[d]
Portfolio turnover^	30[c]	8[c]

Harbor AlphaEdge™ Small Cap Earners ETF
	6-Month Period Ended April 30, 2025	Period from July 9, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$32.57	$29.85
Income from Investment Operations
Net investment income/(loss)[b]	0.32	0.24
Net realized and unrealized gain/(loss) on investments	(3.51)	2.48
Total from investment operations	(3.19)	2.72
Less Distributions
Dividends from net investment income	(0.29)	—
Distributions from net realized capital gains	(0.48)	—
Total distributions	(0.77)	—
Net asset value end of period	28.61	32.57
Net assets end of period (000s)	$9,297	$6,515
Ratios and Supplemental Data (%)
Total return	(10.03)%[c]	9.11%[c]
Ratio of total expenses to average net assets	0.29[d]	0.29[d]
Ratio of net investment income/(loss) to average net assets	2.07[d]	2.32[d]
Portfolio turnover^	22[c]	17[c]

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 9, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$22.67	$22.74	$20.92	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.40	1.03	0.78	0.04
Net realized and unrealized gain/(loss) on investments	1.18	0.42	1.18	0.88
Total from investment operations	1.58	1.45	1.96	0.92
Less Distributions
Dividends from net investment income	(0.73)	(1.52)	(0.14)	—
Total distributions	(0.73)	(1.52)	(0.14)	—
Net asset value end of period	23.52	22.67	22.74	20.92
Net assets end of period (000s)	$302,273	$245,352	$105,728	$63,807
Ratios and Supplemental Data (%)
Total return	7.21%[c]	6.90%	9.40%	4.60%[c]
Ratio of total expenses to average net assets	0.68[d]	0.68	0.68	0.68[d]
Ratio of net investment income/(loss) to average net assets	3.47[d]	4.64	3.53	0.27[d]

Harbor Disciplined Bond ETF
	6-Month Period Ended April 30, 2025	Period from May 1, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$41.30	$40.00
Income from Investment Operations
Net investment income/(loss)[b]	1.01	0.98
Net realized and unrealized gain/(loss) on investments	(0.10)	1.06
Total from investment operations	0.91	2.04
Less Distributions
Dividends from net investment income	(1.03)	(0.74)
Distributions from net realized capital gains	(0.09)	—
Total distributions	(1.12)	(0.74)
Net asset value end of period	41.09	41.30
Net assets end of period (000s)	$27,736	$26,843
Ratios and Supplemental Data (%)
Total return	2.26%[c]	5.11%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35[d]
Ratio of net investment income/(loss) to average net assets	4.96[d]	4.72[d]
Portfolio turnover^	13[c]	41[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Dividend Growth Leaders ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022[f]	Year Ended October 31, 2021	Year Ended October 31, 2020
	(Unaudited)
Net asset value beginning of period	$15.16	$11.98	$12.34	$16.50	$13.13	$12.33
Income from Investment Operations
Net investment income/(loss)[b]	0.10	0.22	0.24	0.25[e]	0.19[e]	0.17[e]
Net realized and unrealized gain/(loss) on investments	(0.85)	3.18	0.25	(1.28)	4.33	0.85
Total from investment operations	(0.75)	3.40	0.49	(1.03)	4.52	1.02
Less Distributions
Dividends from net investment income	(0.08)	(0.22)	(0.38)	(0.18)	(0.16)	(0.22)
Distributions from net realized capital gains	—	—	(0.47)	(2.95)	(0.99)	—
Total distributions	(0.08)	(0.22)	(0.85)	(3.13)	(1.15)	(0.22)
Net asset value end of period	14.33	15.16	11.98	12.34	16.50	13.13
Net assets end of period (000s)	$233,945	$278,272	$201,885	$141,675	$156,827	$121,448
Ratios and Supplemental Data (%)
Total return	(4.96)%[c]	28.47%	4.05%	(8.48)%+	36.30%+	8.28%+
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.83	1.05	1.09
Ratio of net expenses to average net assets	0.50[d]	0.50	0.50	0.76[e]	0.95[e]	0.95[e]
Ratio of net investment income/(loss) to average net assets	1.29[d]	1.53	1.93	1.86[e]	1.25[e]	1.39[e]
Portfolio turnover^	40[c]	58	71	78	62	76

Harbor Health Care ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Period from November 16, 2022[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$26.51	$21.24	$19.86
Income from Investment Operations
Net investment income/(loss)[b]	(0.05)	0.04	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.19)	5.69	1.44
Total from investment operations	(0.24)	5.73	1.38
Less Distributions
Dividends from net investment income	(0.10)	(0.16)	—
Distributions from net realized capital gains	(0.04)	(0.30)	—
Total distributions	(0.14)	(0.46)	—
Net asset value end of period	26.13	26.51	21.24
Net assets end of period (000s)	$15,679	$17,229	$4,249
Ratios and Supplemental Data (%)
Total return	(0.89)%[c]	27.16%	6.97%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	(0.40)[d]	0.14	(0.28)[d]
Portfolio turnover^	92[c]	146	133[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor Unconstrained ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 23, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$23.57	$17.16	$16.02	$19.31
Income from Investment Operations
Net investment income/(loss)[b]	0.17	0.16	0.07	0.02
Net realized and unrealized gain/(loss) on investments	(1.40)	6.33	1.10	(3.31)
Total from investment operations	(1.23)	6.49	1.17	(3.29)
Less Distributions
Dividends from net investment income	(0.21)	(0.08)	(0.03)	—
Total distributions	(0.21)	(0.08)	(0.03)	—
Net asset value end of period	22.13	23.57	17.16	16.02
Net assets end of period (000s)	$3,320	$13,552	$9,867	$6,807
Ratios and Supplemental Data (%)
Total return	(5.30)%[c]	37.85%	7.29%	(17.04)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	1.44[d]	0.74	0.42	0.16[d]
Portfolio turnover^	30[c]	74	81	18[c]

Harbor Human Capital Factor US Large Cap ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from October 12, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$34.73	$24.89	$21.78	$19.96
Income from Investment Operations
Net investment income/(loss)[b]	0.18	0.31	0.28	0.01
Net realized and unrealized gain/(loss) on investments	(0.76)	9.87	2.89	1.81
Total from investment operations	(0.58)	10.18	3.17	1.82
Less Distributions
Dividends from net investment income	(0.08)	(0.28)	(0.06)	—
Distributions from net realized capital gains	—	(0.06)	—*	—
Total distributions	(0.08)	(0.34)	(0.06)	—
Net asset value end of period	34.07	34.73	24.89	21.78
Net assets end of period (000s)	$356,048	$352,558	$247,646	$217,246
Ratios and Supplemental Data (%)
Total return	(1.69)%[c]	41.23%	14.61%	9.12%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	1.05[d]	1.01	1.17	0.98[d]
Portfolio turnover^	28[c]	41	22	2[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor US Small Cap ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Period from April 12, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$28.84	$22.61	$24.70
Income from Investment Operations
Net investment income/(loss)[b]	0.11	0.23	0.08
Net realized and unrealized gain/(loss) on investments	(2.82)	6.12	(2.17)
Total from investment operations	(2.71)	6.35	(2.09)
Less Distributions
Dividends from net investment income	(0.21)	(0.12)	—
Total distributions	(0.21)	(0.12)	—
Net asset value end of period	25.92	28.84	22.61
Net assets end of period (000s)	$117,928	$131,237	$102,865
Ratios and Supplemental Data (%)
Total return	(9.48)%[c]	28.09%	(8.46)%[c]
Ratio of total expenses to average net assets	0.60[d]	0.60	0.60[d]
Ratio of net investment income/(loss) to average net assets	0.80[d]	0.85	0.60[d]
Portfolio turnover^	63[c]	96	12[c]

Harbor International Compounders ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from September 7, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$27.28	$22.44	$19.46	$19.89
Income from Investment Operations
Net investment income/(loss)[b]	0.19	0.29	0.27	0.02
Net realized and unrealized gain/(loss) on investments	0.01	4.72	2.73	(0.45)
Total from investment operations	0.20	5.01	3.00	(0.43)
Less Distributions
Dividends from net investment income	(0.13)	(0.17)	(0.02)	—
Total distributions	(0.13)	(0.17)	(0.02)	—
Net asset value end of period	27.35	27.28	22.44	19.46
Net assets end of period (000s)	$428,089	$234,642	$20,753	$6,324
Ratios and Supplemental Data (%)
Total return	0.77%[c]	22.37%	15.44%	(2.16)%[c]
Ratio of total expenses to average net assets	0.55[d]	0.55	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets	1.43[d]	1.05	1.12	0.57[d]
Portfolio turnover^	1[c]	3	17	1[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Long-Short Equity ETF
	6-Month Period Ended April 30, 2025	Period from December 4, 2023[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$27.94	$24.55
Income from Investment Operations
Net investment income/(loss)[b]	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.00	3.44
Total from investment operations	0.95	3.39
Net asset value end of period	28.89	27.94
Net assets end of period (000s)	$20,221	$22,355
Ratios and Supplemental Data (%)
Total return	3.40%[c]	13.81%[c]
Ratio of total expenses to average net assets	2.53[d]	1.98[d]
Ratio of total expenses excluding dividend and interest expense to average net assets	1.20[d]	1.20[d]
Ratio of net investment income/(loss) to average net assets	(0.35)[d]	(0.19)[d]
Portfolio turnover^	149[c]	194[c]

Harbor Long-Term Growers ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 2, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$25.59	$17.59	$14.45	$19.32
Income from Investment Operations
Net investment income/(loss)[b]	(0.01)	(0.01)	0.01	—*
Net realized and unrealized gain/(loss) on investments	(0.42)	8.02	3.14	(4.87)
Total from investment operations	(0.43)	8.01	3.15	(4.87)
Less Distributions
Dividends from net investment income	—	(0.01)	(0.01)	—
Total distributions	—	(0.01)	(0.01)	—
Net asset value end of period	25.16	25.59	17.59	14.45
Net assets end of period (000s)	$749,073	$585,312	$184,291	$78,726
Ratios and Supplemental Data (%)
Total return	(1.68)%[c]	45.57%	21.82%	(25.22)%[c]
Ratio of total expenses to average net assets	0.57[d]	0.57	0.57	0.57[d]
Ratio of net investment income/(loss) to average net assets	(0.05)[d]	(0.05)	0.05	0.03[d]
Portfolio turnover^	28[c]	53	49	24[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Multi-Asset Explorer ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Period from September 13, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$23.19	$19.05	$19.99
Income from Investment Operations
Net investment income/(loss)[b,g]	0.17	0.66	0.03
Net realized and unrealized gain/(loss) on investments	0.20	4.05	(0.97)
Total from investment operations	0.37	4.71	(0.94)
Less Distributions
Dividends from net investment income	(0.26)	(0.57)	—
Distributions from net realized capital gains	(0.29)	—	—
Total distributions	(0.55)	(0.57)	—
Net asset value end of period	23.01	23.19	19.05
Net assets end of period (000s)	$5,177	$4,639	$3,334
Ratios and Supplemental Data (%)
Total return	1.61%[c]	25.14%	(4.70)%[c]
Ratio of total expenses to average net assets[g]	0.70[d]	0.70	0.70[d]
Ratio of net investment income/(loss) to average net assets[g]	1.50[d]	3.04	1.03[d]
Portfolio turnover^	62[c]	136	125[c]

Harbor Osmosis Emerging Markets Resource Efficient ETF
Period from December 18, 2024[a] through April 30, 2025
(Unaudited)
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.32
Net realized and unrealized gain/(loss) on investments	0.39
Total from investment operations	0.71
Net asset value end of period	20.71
Net assets end of period (000s)	$107,192
Ratios and Supplemental Data (%)
Total return	3.57%[c]
Ratio of total expenses to average net assets	0.69[d]
Ratio of net investment income/(loss) to average net assets	4.29[d]
Portfolio turnover^	67[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Osmosis International Resource Efficient ETF
Period from December 11, 2024[a] through April 30, 2025
(Unaudited)
Net asset value beginning of period	$19.63
Income from Investment Operations
Net investment income/(loss)[b]	0.24
Net realized and unrealized gain/(loss) on investments	1.39
Total from investment operations	1.63
Net asset value end of period	21.26
Net assets end of period (000s)	$117,448
Ratios and Supplemental Data (%)
Total return	8.30%[c]
Ratio of total expenses to average net assets	0.55[d]
Ratio of net investment income/(loss) to average net assets	3.12[d]
Portfolio turnover^	31[c]

Harbor PanAgora Dynamic Large Cap Core ETF
	6-Month Period Ended April 30, 2025	Period from October 9, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$19.83	$20.14
Income from Investment Operations
Net investment income/(loss)[b]	0.07	(—)*
Net realized and unrealized gain/(loss) on investments	(0.42)	(0.31)
Total from investment operations	(0.35)	(0.31)
Less Distributions
Dividends from net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value end of period	19.45	19.83
Net assets end of period (000s)	$63,712	$5,453
Ratios and Supplemental Data (%)
Total return	(1.76)%[c]	(1.54)%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35[d]
Ratio of net investment income/(loss) to average net assets	0.71[d]	(0.13)[d]
Portfolio turnover^	22[c]	—[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Scientific Alpha High-Yield ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$45.84	$42.35	$42.50	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.66	3.47	3.35	2.34	1.70
Net realized and unrealized gain/(loss) on investments	(1.04)	3.44	(0.37)	(6.94)	(2.07)
Total from investment operations	0.62	6.91	2.98	(4.60)	(0.37)
Less Distributions
Dividends from net investment income	(1.70)	(3.42)	(3.13)	(2.53)	—
Distributions from net realized capital gains	—	—	—	(0.01)	—
Total distributions	(1.70)	(3.42)	(3.13)	(2.54)	—
Net asset value end of period	44.76	45.84	42.35	42.50	49.64
Net assets end of period (000s)	$172,926	$141,574	$107,938	$29,838	$34,844
Ratios and Supplemental Data (%)
Total return	1.34%[c]	16.82%	7.08%	(9.49)%	(0.72)%[c]
Ratio of total expenses to average net assets	0.48[d]	0.48	0.48	0.48	0.48[d]
Ratio of net investment income/(loss) to average net assets	7.36[d]	7.70	7.72	5.13	3.42[d]
Portfolio turnover^	19[c]	38	55	114	1[c]

Harbor Scientific Alpha Income ETF
	6-Month Period Ended April 30, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$43.76	$41.35	$41.88	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.34	2.87	2.55	1.42	1.00
Net realized and unrealized gain/(loss) on investments	(0.37)	2.12	(0.92)	(7.24)	(1.90)
Total from investment operations	0.97	4.99	1.63	(5.82)	(0.90)
Less Distributions
Dividends from net investment income	(1.47)	(2.58)	(2.16)	(1.40)	—
Total distributions	(1.47)	(2.58)	(2.16)	(1.40)	—
Net asset value end of period	43.26	43.76	41.35	41.88	49.10
Net assets end of period (000s)	$33,528	$33,911	$31,013	$29,314	$34,367
Ratios and Supplemental Data (%)
Total return	2.26%[c]	12.36%	3.88%	(12.02)%	(1.80)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	6.24[d]	6.62	6.03	3.15	2.02[d]
Portfolio turnover^	26[c]	42	63	124	—[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Transformative Technologies ETF
Period from April 16, 2025[a] through April 30, 2025
(Unaudited)
Net asset value beginning of period	$19.54
Income from Investment Operations
Net investment income/(loss)[b]	—*
Net realized and unrealized gain/(loss) on investments	1.75
Total from investment operations	1.75
Net asset value end of period	21.29
Net assets end of period (000s)	$3,727
Ratios and Supplemental Data (%)
Total return	8.96%[c]
Ratio of total expenses to average net assets	0.69[d]
Ratio of net investment income/(loss) to average net assets	(0.06)[d]
Portfolio turnover^	1[c]

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fee.
f	On May 20, 2022, the Westfield Capital Dividend Growth Fund was reorganized and converted from a mutual fund into Harbor Dividend Growth Leaders ETF.
g
The per share net investment income/(loss) and the ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from the underlying funds.

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—April 30, 2025 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2025, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Next Generation REITs ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Health Care ETF
Harbor Human Capital Factor Unconstrained ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF
Harbor Transformative Technologies ETF
Harbor Osmosis Emerging Markets Resource Efficient ETF, Harbor Osmosis International Resource Efficient ETF and Harbor Transformative Technologies ETF commenced operations on December 18, 2024, December 11, 2024 and April 16, 2025, respectively.
Effective January 28, 2025, Harbor Multi-Asset Explorer ETF invests up to 25% of its total assets, as determined at the end of the fiscal quarter, in a wholly owned and controlled subsidiary, Harbor Cayman Multi-Asset Ltd, in order to facilitate the Fund’s exposure to commodities. The Fund invests in unaffiliated investment companies. The recent financial statements, including the accounting policies, and schedules of investments of the underlying funds should be read in conjunction with the Fund’s financial statements. The expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the underlying funds.
Reorganization
At a meeting held on August 13-14, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) setting forth the terms and conditions of the reorganization of the Disciplined Alpha Onshore Fund LP (the “Target Fund”), a limited partnership formed pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act, as amended, with and into the Harbor Long-Short Equity ETF, a newly-organized series of the Trust (the “Acquiring Fund”) (the “Reorganization”). The Reorganization was completed on December 4, 2023 (the “Reorganization Date”). Prior to the Reorganization Date, Disciplined Alpha LLC served as the investment adviser to the Target Fund. On the Reorganization Date, Harbor Capital became the investment adviser and Disciplined Alpha LLC became the subadvisor to the Acquiring Fund.
The Reorganization was accomplished by (1) the transfer of all of the Target Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; and (2) immediately thereafter (a) the number of shares of the Acquiring Fund received by the Target Fund was distributed to holders (“Target Fund Interest Holders”) of the outstanding limited partnership interests in the Target Fund (“Target Fund Interests”) in proportion to the positive Target Fund capital account balances relating thereto and (b) cash was distributed to Target Fund Interest Holders in lieu of fractional Acquiring Fund Shares, in redemption of all outstanding Target Fund Interests and in complete liquidation and termination of the Target Fund. The Reorganization was structured such that the Target Fund and the Acquiring Fund did not recognize gain or loss in connection with the transfer of assets as part of the Reorganization.
Pursuant to the Plan, the Target Fund organized as a limited partnership was converted to an ETF on the Reorganization Date. The Acquiring Fund is the surviving legal entity. The Acquiring Fund had no investment operations or performance history prior to the Reorganization Date. While the Acquiring Fund has adopted the performance history of the Target Fund

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 1—ORGANIZATIONAL MATTERS—Continued
for evaluating investment performance, the Acquiring Fund did not adopt the operating history of the Target Fund for financial reporting purposes. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization for the purpose of acquiring the assets and assuming the liabilities of the Target Fund. Below is a breakout of assets, liabilities, and total net assets at fair value transferred to the Acquiring Fund as of Reorganization Date after the close of business of the Target Fund on December 1, 2023. The amounts in this table are in thousands.
Assets:
Investments, at cost	$4,299
Investments, at value	4,660
Cash	1,431
Dividends receivable	3
Total Assets	6,094
Liabilities:
Investments sold short, at value (proceeds: $2,213)	2,410
Other	1
Total Liabilities	2,411
NET ASSETS	$3,683
For financial reporting purposes, the Acquiring Fund recorded the assets received and liabilities assumed at fair value; however, the cost basis of each of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Fund had no assets or liabilities prior to the reorganization; 150,000 shares were issued by the Acquiring Fund with a net asset value of $24.55 on the Reorganization Date.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses are recognized as a component of interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor Commodity All-Weather Strategy ETF’s and Harbor Multi-Asset Explorer ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of both the Funds and their wholly owned subsidiary, Harbor Cayman Inflation Focus Ltd and Harbor Cayman Multi-Asset Ltd, respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
Management has analyzed each Fund’s tax positions on the open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2021-2023), if applicable, including all positions expected to be taken upon filing the 2024 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty through which it made the short sale to serve as collateral for its obligation to deliver the borrowed security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee or premium to borrow securities or maintain an arrangement with a counterparty to borrow securities and is obligated to pay any accrued interest and dividends on these borrowed securities. Dividends declared on securities sold short are accrued on the ex-dividend date and are recorded as expenses in the Fund’s Statement of Operations. If the price of the security sold short increases between the time the short sale originated and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Until the borrowed security is replaced, the Fund will pledge cash or liquid investments sufficient to cover its short position with the Fund’s custodian. If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is no limit to the amount of the potential increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
During the period, Harbor Long-Short Equity ETF engaged in short sale transactions. The Fund has engaged State Street Bank and Trust Company (“State Street”) to provide prime brokerage and lending services. In accordance with the terms of the Fund’s agreement with State Street, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated and accrued daily based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The prime services fee is included in Dividend and interest expense on investments sold short in the Fund’s Statement of Operations.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
During the period, Harbor Scientific Alpha Income ETF held futures contracts. Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Harbor Long-Short Equity ETF purchased option contracts to manage its exposure to equity markets.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Scientific Alpha Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer or as a seller to gain credit exposure to an issuer.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swaps held by Harbor Commodity All-Weather Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.
During the period, Harbor Commodity All-Weather Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. A large shareholder risk may also exist in certain Funds whereby certain large shareholders, including authorized participants, may from time to time own a substantial amount of the Funds' shares. Therefore, the redemption of Funds' shares by these large shareholders could have a significant impact to the Funds. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
New Accounting Pronouncement
During the period, each Fund adopted Financial Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The main objective of this ASU is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The adoption of the ASU did not change how the Funds identify operating segments but did require incremental disclosure of information not previously required.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the CODM. Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, investments sold short and in-kind transactions, if any, for each Fund for the period ended April 30, 2025 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$2,290	$2,371
Harbor AlphaEdge™ Large Cap Value ETF	962	1,313
Harbor AlphaEdge™ Next Generation REITs ETF	576	564
Harbor AlphaEdge™ Small Cap Earners ETF	1,848	1,971
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	3,957	3,450
Harbor Dividend Growth Leaders ETF	105,323	115,128
Harbor Health Care ETF	14,919	14,950
Harbor Human Capital Factor Unconstrained ETF	2,348	2,473
Harbor Human Capital Factor US Large Cap ETF	106,042	104,371
Harbor Human Capital Factor US Small Cap ETF	82,146	82,176
Harbor International Compounders ETF	63,155	2,138
Harbor Long-Short Equity ETF	35,374	39,605
Harbor Long-Term Growers ETF	188,472	196,901
Harbor Multi-Asset Explorer ETF (Consolidated)	2,866	3,585
Harbor Osmosis Emerging Markets Resource Efficient ETF	151,196	44,680
Harbor Osmosis International Resource Efficient ETF	38,017	31,038
Harbor PanAgora Dynamic Large Cap Core ETF	9,859	10,298
Harbor Scientific Alpha High-Yield ETF	32,653	30,029
Harbor Scientific Alpha Income ETF	8,196	8,475
Harbor Transformative Technologies ETF	27	24
For the period ended April 30, 2025, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$8,230	$1,116
Harbor AlphaEdge™ Large Cap Value ETF	558	213
Harbor AlphaEdge™ Next Generation REITs ETF	—	—
Harbor AlphaEdge™ Small Cap Earners ETF	5,635	1,666
Harbor Disciplined Bond ETF	959	—
Harbor Dividend Growth Leaders ETF	24,515	54,742
Harbor Health Care ETF	659	1,912
Harbor Human Capital Factor Unconstrained ETF	2,427	12,504
Harbor Human Capital Factor US Large Cap ETF	125,170	115,325
Harbor Human Capital Factor US Small Cap ETF	59,245	59,762
Harbor International Compounders ETF	141,339	13,450
Harbor Long-Short Equity ETF	4,655	7,877
Harbor Long-Term Growers ETF	194,933	17,779
Harbor Multi-Asset Explorer ETF (Consolidated)	2,932	1,756
Harbor Osmosis International Resource Efficient ETF	107,583	9,277
Harbor PanAgora Dynamic Large Cap Core ETF	69,699	6,604
Harbor Scientific Alpha High-Yield ETF	46,501	15,232
Harbor Transformative Technologies ETF	3,262	—
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the period, Harbor Osmosis International Resource Efficient ETF engaged in securities lending. As of April 30, 2025, there were no securities on loan outstanding.
NOTE 4—CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Advisor determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statements of Assets and Liabilities.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The advisory agreements provide for a management fee based on an annual percentage rate of average daily net assets as follows:
Management Fee
Harbor Active Small Cap ETF	0.80%
Harbor AlphaEdge™ Large Cap Value ETF	0.25
Harbor AlphaEdge™ Next Generation REITs ETF	0.50
Harbor AlphaEdge™ Small Cap Earners ETF	0.29
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68
Harbor Disciplined Bond ETF	0.35
Harbor Dividend Growth Leaders ETF	0.50
Harbor Health Care ETF	0.80
Harbor Human Capital Factor Unconstrained ETF	0.50
Harbor Human Capital Factor US Large Cap ETF	0.35
Harbor Human Capital Factor US Small Cap ETF	0.60
Harbor International Compounders ETF	0.55
Harbor Long-Short Equity ETF	1.20
Harbor Long-Term Growers ETF	0.57
Harbor Multi-Asset Explorer ETF (Consolidated)	0.70
Harbor Osmosis Emerging Markets Resource Efficient ETF	0.69
Harbor Osmosis International Resource Efficient ETF	0.55
Harbor PanAgora Dynamic Large Cap Core ETF	0.35
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Harbor Transformative Technologies ETF	0.69
Independent Trustees
The Advisor is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2025 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Active Small Cap ETF	$15,722	$457	$ (1,605)	$ (1,148)
Harbor AlphaEdge™ Large Cap Value ETF	1,989	115	(116)	(1)
Harbor AlphaEdge™ Next Generation REITs ETF	1,964	30	(189)	(159)
Harbor AlphaEdge™ Small Cap Earners ETF	10,489	335	(1,536)	(1,201)
Harbor Commodity All-Weather Strategy ETF (Consolidated)*	269,365	1	(12)	(11)
Harbor Disciplined Bond ETF	26,940	497	(101)	396
Harbor Dividend Growth Leaders ETF *	186,674	39,079	(6,791)	32,288
Harbor Health Care ETF	14,704	1,877	(986)	891
Harbor Human Capital Factor Unconstrained ETF *	3,501	110	(297)	(187)
Harbor Human Capital Factor US Large Cap ETF	305,099	65,383	(14,686)	50,697
Harbor Human Capital Factor US Small Cap ETF *	126,892	7,169	(16,126)	(8,957)
Harbor International Compounders ETF *	423,547	30,048	(27,659)	2,389
Harbor Long-Short Equity ETF (includes investments sold short) *	4,753	4,978	(744)	4,234
Harbor Long-Term Growers ETF *	641,677	110,195	(14,876)	95,319
Harbor Multi-Asset Explorer ETF (Consolidated)	4,738	443	(20)	423
Harbor Osmosis Emerging Markets Resource Efficient ETF	105,748	5,339	(3,639)	1,700
Harbor Osmosis International Resource Efficient ETF	106,442	11,860	(1,170)	10,690
Harbor PanAgora Dynamic Large Cap Core ETF	67,860	2,079	(6,274)	(4,195)
Harbor Scientific Alpha High-Yield ETF *	168,036	3,107	(3,731)	(624)
Harbor Scientific Alpha Income ETF *	31,248	786	(555)	231
Harbor Transformative Technologies ETF	3,268	318	—	318

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
NOTE 7—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2025, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2025, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Unrealized depreciation on OTC swap agreements	$—

Harbor Long-Short Equity ETF
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (included in Investments, at value)	$496

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Scientific Alpha Income ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)
Assets
Variation margin on futures contracts[a]	$186

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2025, were:
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$12,361
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$—

Harbor Long-Short Equity ETF
Equity Contracts (000s)
Net Realized Gain/(Loss) on Derivatives
Purchased options (included in Investments)	$162
Equity Contracts (000s)
Change in Net Unrealized Appreciation/(Depreciation) on Derivatives
Purchased options (included in Investments)	$(47)

Harbor Scientific Alpha Income ETF
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$(213)	$—	$(213)
Swap agreements	—	(165)	(165)
Net realized gain/(loss) on derivatives	$(213)	$(165)	$(378)
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$364	$—	$364
Swap agreements	—	8	8
Change in net unrealized appreciation/(depreciation) on derivatives	$364	$8	$372

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2025, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2025, Harbor Commodity All-Weather Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2025.
HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$28,990	$—

*Of the total collateral received and/or pledged listed in the above table, cash of $28,990 included in “Due from broker” on the Consolidated Statement of Assets and
Liabilities, was pledged as collateral for Harbor Cayman Inflation Focus Ltd.

aHarbor Cayman Inflation Focus Ltd. is recognized as a separate legal entity for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 9—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)

FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Harbor Capital Advisors Inc., the funds’ investment advisor, is responsible for bearing expenses associated with independent trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) (if applicable) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR EXCHANGE-TRADED FUNDS
At a meeting of the Board held on February 21-22, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, Harbor Health Care ETF, Harbor Human Capital Factor Unconstrained ETF (Investment Advisory Agreement only), Harbor Human Capital Factor US Large Cap ETF (Investment Advisory Agreement only), Harbor Human Capital Factor US Small Cap ETF  (Investment Advisory Agreement only), Harbor International Compounders ETF, Harbor Long-Short Equity ETF , Harbor Long-Term Growers ETF, Harbor Multi-Asset Explorer ETF (Investment Advisory Agreement only), Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (each a “Fund” and, collectively, the “Funds”). The Trustees  noted that the Investment Advisory Agreement and Subadvisory Agreements for certain other series of the Trust were in their initial two-year terms and therefore not up for renewal at the meeting.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, as applicable, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications.  In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser.  These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees.  The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate.  The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination.  The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in certain cases), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of Harbor Capital and each applicable Subadviser;
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting of a peer group of funds compiled by Broadridge;
•Information contained in materials compiled by Morningstar as to the investment returns of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers; and
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Funds.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser.  In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary.  The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations.  The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources.  In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund.  The Trustees regularly receive presentations by investment professionals from the Subadvisers.  The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar.  The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate.  The Trustees analyzed the performance of each Fund, the advisory fees of each Fund, and the expenses of each Fund and made certain observations and findings as to each Fund as noted below.    In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Commodity All-Weather Strategy ETF. The Trustees considered Harbor Commodity All-Weather Strategy ETF (inception date February 9, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Commodity Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Quantix Commodity Index, for the one-year period ended December 31, 2024. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered the expertise of Quantix Commodities LP (“Quantix”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Quantix managed approximately $513 million in assets in this strategy, out of a firm-wide total of approximately $3.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Quantix is the index provider for the Fund’s underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Dividend Growth Leaders ETF. The Trustees considered Harbor Dividend Growth Leaders ETF (inception date April 30, 2010 for predecessor fund), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-, three- and five-year periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, third and second quartile, respectively, for the periods ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Nasdaq Dividend Achievers Select Total Return Index, for the one-, three- and five-year periods ended December 31, 2024.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $471 million in assets in this strategy, out of a firm-wide total of approximately $23.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Health Care ETF. The Trustees considered Harbor Health Care ETF (inception date November 16, 2022), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the  since inception period ended December 31, 2024, and underperformed its Broadridge universe median for the one-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the third quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 3000 Growth Health Care Index, for the since inception period ended December 31, 2024, and underperformed its benchmark for the one-year period ended December 31, 2024.
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $29.14 million in assets in this strategy, out of a firm-wide total of approximately $23.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustee’s noted that the Fund’s expense group consisted of eight funds, including the Fund. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Human Capital Factor Unconstrained ETF. The Trustees considered Harbor Human Capital Factor Unconstrained ETF (inception date February 23, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Unconstrained Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the since inception period ended December 31, 2024, and underperformed its Broadridge universe median for the one-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the third quartile for the period ended December 31, 2024. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Human Capital Factor US Large Cap ETF. The Trustees considered Harbor Capital Factor US Large Cap ETF (inception date October 12, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the CIBC Human Capital Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2024. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Human Capital Factor US Small Cap ETF. The Trustees considered Harbor Capital Factor US Small Cap ETF (inception date April 13, 2023), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Small Cap Index. The Trustees observed that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the fourth quartile for the period ended December 31, 2024. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor International Compounders ETF. The Trustees considered Harbor International Compounders ETF (inception date September 7, 2022). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the since inception period ended December 31, 2024, and underperformed its Broadridge universe median for the one-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the fourth quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the since inception period ended December 31, 2024, and underperformed its benchmark for the one-year period ended December 31, 2024.
The Trustees considered the expertise of C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that C WorldWide managed approximately $1.6 billion in assets in this strategy, out of a firm-wide total of approximately $18.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Long-Short Equity ETF. The Trustees considered Harbor Long-Short Equity ETF (inception date December 4, 2023), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the second quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the HFRX Equity Hedge Index, for the one-year and since inception periods ended December 31, 2024. The Trustees noted that the performance of the Fund’s predecessor private fund was not included in the comparative information provided.
The Trustees considered the expertise of Disciplined Alpha, LLC in managing assets generally and specifically with respect to the Fund’s strategy, noting that Disciplined Alpha, LLC managed approximately $18.4 million in assets in this strategy, out of a firm-wide total of approximately $20.2 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Disciplined Alpha, LLC is the index provider for the Fund’s underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Harbor Long-Term Growers ETF. The Trustees considered Harbor Long-Term Growers ETF (inception date February 2, 2022). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the second quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 1000 Growth Index, for the one-year and since inception periods ended December 31, 2024.
The Trustees considered the expertise of Jennison in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $671.7 million in assets in this strategy, out of a firm-wide total of approximately $211 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Multi-Asset Explorer ETF. The Trustees considered Harbor Multi-Asset Explorer ETF (inception date September 13, 2023), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the ICE BofA 0-3 Month US Treasury Bill Total Return Index, for the one-year and since inception periods ended December 31, 2024. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Harbor Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Harbor Capital managed approximately $4.1 million in assets in this strategy. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Scientific Alpha High-Yield ETF. The Trustees considered Harbor Scientific Alpha High-Yield ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year,  three-year and since inception periods ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year and three-year rolling returns each ranked in the first quartile for the periods ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the ICE BofA U.S. High-Yield Index, for the one-year and since inception periods ended December 31, 2024.
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $149.5 million in assets in this strategy, out of a firm-wide total of approximately $5.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
Harbor Scientific Alpha Income ETF. The Trustees considered Harbor Scientific Alpha Income ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the three-year and since inception periods ended December 31, 2024, and underperformed its Broadridge universe median for the one-year period ended December 31, 2024. The Morningstar data presented showed that the Fund’s one-year and three-year rolling returns each ranked in the third quartile for the periods ended December 31, 2024. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year and since inception periods ended December 31, 2024.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $33.3 million in assets in this strategy, out of a firm-wide total of approximately $5.3 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability.  The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations. In considering Harbor Capital’s profitability generally, the Trustees also considered any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.  The Trustees also considered that profitability calculations with respect to advisory operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that breakpoints in these fee structures were not required at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, and its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR OSMOSIS EMERGING MARKET RESOURCE EFFICIENT ETF and HARBOR OSMOSIS INTERNATIONAL RESOURCE EFFICIENT ETF
At a meeting of the Board held on November 17-19, 2024 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Osmosis Emerging Markets Resource Efficient ETF and Harbor Osmosis International Resource Efficient ETF (each a “Fund” and, collectively, the “Funds”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of each Fund, and Osmosis Investment Management US LLC (the “Subadviser” or “Osmosis”).
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of each Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Trust’s operations and the Adviser’s ability, consistent with the “manager of managers” structure of the funds, to (i) identify and recommend to the Trustees a subadviser for each Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser where appropriate.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of each Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering each Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Osmosis, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Osmosis to provide services to each Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and Osmosis as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and Osmosis for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Osmosis’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of each Fund, with certain limited exceptions;
•The proposed fees and expense ratio of each Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of Osmosis in managing other accounts in a style similar to the style to be utilized in managing each Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to each Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, Osmosis and their respective affiliates as a result of their relationship with each Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Funds, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for each Fund. The Trustees also considered in their determination the depth, knowledge and experience level of Osmosis’s personnel, the quality of Osmosis’s processes and the culture of Osmosis.
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreements provide that Harbor Capital will pay all of the operating expenses of the respective Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for Harbor Osmosis Emerging Markets Resource Efficient ETF is above the average and median of a peer group consisting solely of ETFs and below the average and median of a peer group consisting of mutual funds and ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further observed that the data showed that the proposed net expense ratio for Harbor Osmosis International Resource Efficient ETF is above the average and median of a peer group consisting solely of ETFs and below the average and median of a peer group consisting of mutual funds and ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, with respect to each Fund, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Osmosis and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate each Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in each Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in each Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR TRANSFORMATIVE TECHNOLOGIES ETF
At a meeting of the Board held on February 21-22, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Transformative Technologies ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, the Trust, on behalf of the Fund, and Jennison Associates LLC (the “Subadviser” or “Jennison”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, the Trust’s operations

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
and the Adviser’s ability, consistent with the “manager of managers” structure of the funds, to (i) identify and recommend to the Trustees a subadviser for the funds, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Jennison, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Jennison to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and Jennison as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and Jennison for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Jennison’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of Jennison in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, Jennison and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Fund, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group of funds consisting of mutual funds and ETFs and above the average and median of a peer group of funds consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Jennison and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees also concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

 [THIS PAGE INTENTIONALLY LEFT BLANK]

⬤

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2025 on its behalf by the undersigned, thereunto duly authorized.

HARBOR ETF TRUST

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	June 23, 2025
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ John M. Paral	Treasurer (Principal Financial	June 23, 2025
	John M. Paral	and Accounting Officer)

Exhibit Index

Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).